                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-10183

                                   ----------

                           MET INVESTORS SERIES TRUST
               (Exact name of registrant as specified in charter)

                            22 Corporate Plaza Drive
                         Newport Beach, California 92660
               (Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)                         Copy to:

          Elizabeth M. Forget                            Robert N. Hickey, Esq.
               President                                Sullivan & Worcester LLP
       Met Investors Series Trust                          1666 K Street, N.W.
22 Corporate Plaza Drive, Newport Beach,                 Washington, D.C. 20006
            California 92660

       Registrant's telephone number, including area code: (800) 848-3854

Date of fiscal year end: December 31

Date of reporting period: March 31, 2005

Item 1. Schedule of Investments.

MET INVESTORS SERIES TRUST
MET/AIM MID CAP CORE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (UNAUDITED)
MARCH 31, 2005
(PERCENTAGE OF NET ASSETS)

Security
Description                                                Shares      Value
--------------------------------------------------------------------------------
Common Stocks -- 90.5%
Auto Components -- 1.3%
Genuine Parts Co.                                           95,600   $ 4,157,644
                                                                     -----------
Banks -- 4.6%
City National Corp.                                         44,700     3,120,954
Compass Bancshares, Inc.(a)                                 69,550     3,157,570
Marshall & Ilsley Corp.                                     58,000     2,421,500
New York Community Bancorp, Inc.(a)                        158,300     2,874,728
TCF Financial Corp.(a)                                     101,600     2,758,440
                                                                     -----------
                                                                      14,333,192
                                                                     -----------
Chemicals -- 8.1%
Engelhard Corp.                                            130,200     3,909,906
International Flavors & Fragrances, Inc.                   195,600     7,726,200
Rohm and Haas Co.                                           79,300     3,806,400
Scotts Company (The) - Class A*(a)                          67,500     4,740,525
Sigma-Aldrich Corp.                                         83,700     5,126,625
                                                                     -----------
                                                                      25,309,656
                                                                     -----------
Commercial Services & Supplies -- 12.2%
Ceridian Corp.*                                            232,250     3,959,862
Fair Isaac Corp.(a)                                         90,000     3,099,600
GTECH Holdings Corp.                                       109,800     2,583,594
H&R Block, Inc.                                             45,000     2,276,100
MoneyGram International, Inc.(a)                            90,100     1,701,989
Pitney Bowes, Inc.                                          66,900     3,018,528
Rentokil Initial Plc                                     1,207,200     3,691,966
Republic Services, Inc.                                    220,300     7,375,644
Valassis Communications, Inc.*                             123,100     4,303,576
Xerox Corp.*                                               383,500     5,810,025
                                                                     -----------
                                                                      37,820,884
                                                                     -----------
Containers & Packaging -- 2.2%
Ball Corp.                                                  75,200     3,119,296
Pactiv Corp.*                                              155,300     3,626,255
                                                                     -----------
                                                                       6,745,551
                                                                     -----------
Electric Utilities -- 3.3%
FPL Group, Inc.                                             96,600     3,878,490
Wisconsin Energy Corp.                                     180,400     6,404,200
                                                                     -----------
                                                                      10,282,690
                                                                     -----------
Electronic Equipment & Instruments -- 3.2%
Agilent Technologies, Inc. *                               163,900     3,638,580
Amphenol Corp. - Class A                                    85,500     3,166,920
Xilinx, Inc.                                               110,000     3,215,300
                                                                     -----------
                                                                      10,020,800
                                                                     -----------
Food Products -- 3.6%
Campbell Soup Co.                                          172,700     5,011,754
Tate & Lyle Plc                                            603,490     6,056,552
                                                                     -----------
                                                                      11,068,306
                                                                     -----------
Food Retailers -- 1.8%
Kroger Co.*                                                340,600     5,459,818
                                                                     -----------
Health Care Equipment & Supplies -- 2.2%

MET INVESTORS SERIES TRUST
MET/AIM MID CAP CORE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (UNAUDITED) - CONTINUED
MARCH 31, 2005
(PERCENTAGE OF NET ASSETS)

Mettler-Toledo International, Inc.*(a)                       88,700    4,213,250
Techne Corp.*(a)                                             65,700    2,639,826
                                                                      ----------
                                                                       6,853,076
                                                                      ----------
Health Care Providers & Services -- 0.7%
Medco Health Solutions, Inc.                                 43,600    2,161,252
                                                                      ----------
Hotels, Restaurants & Leisure -- 2.2%
Outback Steakhouse, Inc.(a)                                  86,900    3,979,151
Wendy's International, Inc.                                  72,100    2,814,784
                                                                      ----------
                                                                       6,793,935
                                                                      ----------
Household Durables -- 1.9%
Mohawk Industries, Inc.*                                     70,600    5,951,580
                                                                      ----------
Industrial - Diversified -- 1.7%
ITT Industries, Inc.                                         58,200    5,251,968
                                                                      ----------
Insurance -- 4.2%
ACE, Ltd.                                                   115,900    4,783,193
Axis Capital Holdings, Ltd.(a)                               98,950    2,675,608
Montpelier Re Holdings, Ltd.(a)                              76,500    2,688,975
RenaissanceRe Holdings, Ltd.                                 62,000    2,895,400
                                                                      ----------
                                                                      13,043,176
                                                                      ----------
IT Consulting & Services -- 1.2%
Reynolds and Reynolds Co. - Class A(a)                      136,700    3,699,102
                                                                      ----------
Machinery -- 1.2%
Dover Corp.                                                 101,400    3,831,906
                                                                      ----------
Media -- 2.2%
Belo Corp.                                                  141,800    3,423,052
Knight-Ridder, Inc.                                          48,600    3,268,350
                                                                      ----------
                                                                       6,691,402
                                                                      ----------
Oil & Gas -- 17.0%
Amerada Hess Corp.                                           48,450    4,661,374
Apache Corp.                                                 65,000    3,979,950
BJ Services Co.                                              98,700    5,120,556
FMC Technologies, Inc.*                                      99,800    3,311,364
Murphy Oil Corp.                                             34,750    3,430,868
Nabors Industries, Ltd.*                                     62,100    3,672,594
Newfield Exploration Co.*                                    52,000    3,861,520
Noble Corp.                                                  82,400    4,631,704
Pioneer Natural Resources Co.(a)                             96,400    4,118,208
Plains Exploration & Production Co.*(a)                     125,200    4,369,480
Smith International, Inc.                                    54,500    3,418,785
Williams Companies, Inc.                                    435,600    8,193,636
                                                                      ----------
                                                                      52,770,039
                                                                      ----------
Paper & Forest Products -- 1.3%
Georgia-Pacific Corp.                                       117,900    4,184,271
                                                                      ----------
Pharmaceuticals -- 5.0%
Forest Laboratories, Inc.*                                  160,300    5,923,085

MET INVESTORS SERIES TRUST
MET/AIM MID CAP CORE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (UNAUDITED) - CONTINUED
MARCH 31, 2005
(PERCENTAGE OF NET ASSETS)

IMS Health, Inc.                                           170,300     4,153,617
Teva Pharmaceutical Industries, Ltd.(ADR) (a)              172,300     5,341,300
                                                                     -----------
                                                                      15,418,002
                                                                     -----------
Retail - Specialty -- 2.5%
Family Dollar Stores, Inc.                                  92,500     2,808,300
Mattel, Inc.                                               228,600     4,880,610
                                                                     -----------
                                                                       7,688,910
                                                                     -----------
Semiconductor Equipment & Products -- 2.6%
International Rectifier Corp. *                             79,200     3,603,600
National Semiconductor Corp.                               215,400     4,439,394
                                                                     -----------
                                                                       8,042,994
                                                                     -----------
Software -- 2.9%
Computer Associates International, Inc.                    175,700     4,761,470
Diebold, Inc.(a)                                            78,400     4,300,240
                                                                     -----------
                                                                       9,061,710
                                                                     -----------
Textiles, Apparel & Luxury Goods -- 1.4%
V.F. Corp.                                                  72,100     4,263,995
                                                                     -----------
Total Common Stocks (Cost $252,469,268)                              280,905,859
                                                                     -----------

Security                                                 Par
Description                                             Amount          Value
--------------------------------------------------------------------------------
Short-Term Investments -- 22.4%

State Street Bank & Trust Co., Repurchase
   Agreement, dated 03/31/05 at 2.70% to be
   repurchased at $32,444,433 on 04/01/05
   collateralized by $  33,445,000  FNMA 2.625%
   due 11/15/06 with a value of $33,092,088          $32,442,000     32,442,000
State Street Navigator Securities Lending Prime
   Portfolio(b)                                       37,205,213     37,205,213
                                                                   ------------
Total Short-Term Investments (Cost $69,647,213)                      69,647,213
                                                                   ------------
TOTAL INVESTMENTS-- 112.9%
   (Cost $322,116,481)                                              350,553,072
Other Assets and Liabilities (net)-- (12.9%)                        (39,939,366)
                                                                   ------------
TOTAL NET ASSETS-- 100.0%                                          $310,613,706
                                                                   ============

Portfolio Footnotes:

Aggregate unrealized appreciation and depreciation, based on cost for federal income tax purposes, are $32,033,002 and $3,596,411 respectively, resulting in a net unrealized appreciation of $28,436,591.

*      Non-income producing security.

(a)    All or a portion of security out on loan.

(b) Represents investment of collateral received from securities lending transactions.

ADR  - American Depository Receipt

FNMA - Federal National Mortgage Association

MET INVESTORS SERIES TRUST
MET/AIM SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (UNAUDITED)
MARCH 31, 2005
(PERCENTAGE OF NET ASSETS)

Security
Description                                                Shares       Value
--------------------------------------------------------------------------------
Common Stocks -- 96.2%
Aerospace & Defense -- 0.7%
United Industrial Corp.(a)                                  96,500   $ 2,858,330
                                                                     -----------
Banks -- 3.9%
Amegy Bancorporation, Inc.(a)                              129,900     2,383,665
East West Bancorp, Inc.                                     53,000     1,956,760
PrivateBancorp, Inc.(a)                                     71,700     2,252,097
Silicon Valley Bancshares*(a)                               74,600     3,286,876
Texas Capital Bancshares, Inc.*                             47,200       991,200
Texas Regional Bancshares, Inc. - Class A(a)                62,400     1,878,864
UCBH Holdings, Inc.(a)                                      58,700     2,342,130
                                                                     -----------
                                                                      15,091,592
                                                                     -----------
Biotechnology -- 1.3%
Affymetrix, Inc.*(a)                                        83,600     3,581,424
Myriad Genetics, Inc.*(a)                                   80,600     1,482,234
                                                                     -----------
                                                                       5,063,658
                                                                     -----------
Chemicals -- 0.8%
FMC Corp.*                                                  57,600     3,078,720
                                                                     -----------
Commercial Services & Supplies -- 8.2%
Advisory Board Co.*(a)                                      44,800     1,957,760
Charles River Associates, Inc.*(a)                          50,800     2,506,980
Corporate Executive Board Co.                               48,200     3,082,390
CoStar Group, Inc.* (a)                                     84,600     3,117,510
Euronet Worldwide, Inc.*(a)                                120,500     3,440,275
Gen Probe, Inc.*                                            77,200     3,440,032
Global Payments, Inc.(a)                                    50,300     3,243,847
MPS Group, Inc.*                                           220,500     2,317,455
Pediatrix Medical Group, Inc.*                              44,900     3,079,691
ScanSource, Inc.(a)                                         43,500     2,254,605
Stericycle, Inc.*(a)                                        67,200     2,970,240
                                                                     -----------
                                                                      31,410,785
                                                                     -----------
Communications Equipment & Services -- 1.7%
Plantronics, Inc.(a)                                        54,400     2,071,552
Polycom, Inc.*(a)                                          149,300     2,530,635
SafeNet, Inc.*(a)                                           71,200     2,086,872
                                                                     -----------
                                                                       6,689,059
                                                                     -----------
Computers & Peripherals -- 1.8%
Catapult Communications Corp.*(a)                           86,100     1,838,235
Intergraph Corp.*(a)                                        76,800     2,212,608
Mercury Computer Systems, Inc.*(a)                         109,600     3,022,768
                                                                     -----------
                                                                       7,073,611
                                                                     -----------
Construction Materials -- 2.2%
Eagle Materials, Inc.(a)                                    43,200     3,496,608
Hughes Supply, Inc.                                         94,100     2,799,475
Trex Co., Inc.*(a)                                          51,300     2,278,233
                                                                     -----------
                                                                       8,574,316
                                                                     -----------
Electrical Equipment -- 0.6%
Actuant Corp. - Class A*(a)                                 47,100     2,115,732
                                                                     -----------

MET INVESTORS SERIES TRUST
MET/AIM SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (UNAUDITED) - CONTINUED
MARCH 31, 2005
(PERCENTAGE OF NET ASSETS)

Electronic Equipment & Instruments -- 5.3%
ARM Holdings, Plc(ADR) (a)                                 516,212     3,097,272
Cymer, Inc.(a)                                             105,500     2,824,235
Daktronics, Inc.* (a)                                       67,800     1,467,870
FLIR Systems, Inc.* (a)                                    121,100     3,669,330
II-VI, Inc.(a)                                              85,000     1,482,400
Imax Corp.*(a)                                             230,000     2,125,200
Thomas & Betts Corp.*(a)                                    89,600     2,894,080
Trimble Navigation, Ltd.*(a)                                82,000     2,772,420
                                                                     -----------
                                                                      20,332,807
                                                                     -----------
Energy Equipment & Services -- 0.8%
FMC Technologies, Inc.*(a)                                  90,900     3,016,062
                                                                     -----------
Financial Services -- 1.2%
Affiliated Managers Group, Inc.*(a)                         40,100     2,487,403
Jeffries Group, Inc.(a)                                     54,400     2,049,792
                                                                     -----------
                                                                       4,537,195
                                                                     -----------
Food Products -- 0.9%
United Natural Foods, Inc.*                                114,200     3,269,546
                                                                     -----------
Health Care Equipment & Supplies -- 7.6%
American Medical Systems Holdings, Inc.*                   164,200     2,820,956
Immucor, Inc.*(a)                                          145,700     4,398,683
Integra LifeSciences Holdings*(a)                           91,800     3,233,196
Intuitive Surgical, Inc.*(a)                                67,000     3,046,490
Mentor Corp.(a)                                             98,900     3,174,690
NuVasive, Inc.*(a)                                         158,600     2,049,112
ResMed, Inc.*(a)                                            43,500     2,453,400
Syneron Medical, Ltd.*                                      80,900     2,577,474
Varian, Inc.*                                               70,100     2,656,089
Wright Medical Group, Inc.*                                121,900     2,925,600
                                                                     -----------
                                                                      29,335,690
                                                                     -----------
Health Care Providers & Services -- 4.3%
Accredo Health, Inc.*                                      123,949     5,504,575
Amsurg Corp.*(a)                                            80,400     2,034,120
LifePoint Hospitals, Inc.*(a)                               90,200     3,954,368
Renal Care Group, Inc.*(a)                                  61,700     2,340,898
VCA Antech, Inc.*(a)                                       139,600     2,824,108
                                                                     -----------
                                                                      16,658,069
                                                                     -----------
Hotels, Restaurants & Leisure -- 9.4%
Choice Hotels International, Inc.(a)                        56,900     3,524,955
Jack in the Box, Inc.*(a)                                   87,600     3,249,960
Kerzner International, Ltd.*(a)                             40,800     2,498,184
Marvel Enterprises, Inc.*(a)                               155,250     3,105,000
P.F. Chang's China Bistro, Inc.*(a)                         67,000     4,006,600
Panera Bread Co. - Class A*(a)                              78,200     4,420,646
Penn National Gaming, Inc.*(a)                              87,600     2,573,688
RARE Hospitality International, Inc.*                      112,450     3,472,456
Shuffle Master, Inc.*(a)                                   106,600     3,087,136
Sonic Corp.*                                               117,600     3,927,840
Steiner Leisure, Ltd.*                                      68,400     2,235,996

MET INVESTORS SERIES TRUST
MET/AIM SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (UNAUDITED) - CONTINUED
MARCH 31, 2005
(PERCENTAGE OF NET ASSETS)

                                                                     -----------
                                                                      36,102,461
                                                                     -----------
Household Durables -- 1.5%
Beazer Homes USA, Inc.(a)                                   73,500     3,664,710
Tempur-Pedic International, Inc.*                          114,800     2,142,168
                                                                     -----------
                                                                       5,806,878
                                                                     -----------
Insurance -- 1.2%
HCC Insurance Holdings, Inc.(a)                             63,400     2,292,544
ProAssurance Corp.*(a)                                      55,400     2,188,300
                                                                     -----------
                                                                       4,480,844
                                                                     -----------
Internet Software & Services -- 3.3%
Digital River, Inc.*(a)                                     88,200     2,748,312
Internet Security Systems, Inc.*(a)                        146,300     2,677,290
RSA Security, Inc.*(a)                                     145,208     2,301,547
Sapient Corp.*(a)                                          358,400     2,632,448
ValueClick, Inc.*(a)                                       231,100     2,451,971
                                                                     -----------
                                                                      12,811,568
                                                                     -----------
Leisure Equipment & Products -- 0.9%
Nautilus Group, Inc.(a)                                    139,000     3,302,640
                                                                     -----------
Machinery -- 2.2%
Graco, Inc.(a)                                              60,300     2,433,708
IDEX Corp.                                                  59,500     2,400,825
JLG Industries, Inc.(a)                                    166,800     3,594,540
                                                                     -----------
                                                                       8,429,073
                                                                     -----------
Media -- 2.2%
Lions Gate Entertainment Corp.*(a)                         320,000     3,536,000
Macrovision Corp.*(a)                                      118,600     2,702,894
Radio One, Inc. - Class A*                                  54,400       798,592
Radio One, Inc. - Class D*(a)                              107,600     1,587,100
                                                                     -----------
                                                                       8,624,586
                                                                     -----------
Metals & Mining -- 0.7%
Cleveland Cliffs, Inc.(a)                                   37,300     2,718,051
                                                                     -----------
Mutual Funds -- 1.0%
iShares Nasdaq Biotechnology Index Fund                     57,100     3,628,705
                                                                     -----------
Oil & Gas -- 4.7%
Cal Dive International, Inc.*                               78,400     3,551,520
Core Laboratories N.V.*                                     96,300     2,472,021
Encore Aquisition Co.*(a)                                   57,100     2,358,230
Patterson-UTI Energy, Inc.                                 108,000     2,702,160
Quicksilver Resources, Inc.(a)                              21,800     1,062,314
Range Resources Corp.(a)                                   101,500     2,371,040
Unit Corp.*                                                 80,300     3,627,151
                                                                     -----------
                                                                      18,144,436
                                                                     -----------
Pharmaceuticals -- 2.8%
Amylin Pharmaceuticals, Inc.*(a)                            95,900     1,677,291
Eyetech Pharmaceuticals, Inc.*(a)                           75,000     2,062,500
First Horizon Pharmaceutical Corp.*(a)                     131,600     2,221,408
MGI Pharma, Inc.*(a)                                       110,300     2,787,281
United Therapeutics Corp.*(a)                               47,400     2,165,943

MET INVESTORS SERIES TRUST
MET/AIM SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (UNAUDITED) - CONTINUED
MARCH 31, 2005
(PERCENTAGE OF NET ASSETS)

                                                                     -----------
                                                                      10,914,423
                                                                     -----------
Retail - Specialty -- 10.0%
Aeropostale, Inc.*(a)                                      141,400     4,630,850
Children's Place Retail Stores (The), Inc.*(a)              55,109     2,631,455
GameStop Corp. - Class A*(a)                               151,100     3,348,376
Guitar Center, Inc.*(a)                                     66,800     3,662,644
Jos. A. Bank Clothiers, Inc.*(a)                           108,500     3,179,050
MSC Industrial Direct Co., Inc. - Class A(a)               102,000     3,117,120
Pacific Sunwear of California, Inc.*(a)                     72,800     2,036,944
Quiksilver, Inc.*                                          102,700     2,981,381
RC2 Corp.*(a)                                               65,200     2,216,800
Regis Corp.                                                 68,500     2,803,705
Scotts Co. (The) - Class A*                                 45,000     3,160,350
Toro Co. (The)(a)                                           27,900     2,469,150
Wolverine World Wide, Inc.                                  98,400     2,108,712
                                                                     -----------
                                                                      38,346,537
                                                                     -----------
Semiconductor Equipment & Products -- 2.7%
FormFactor, Inc.*(a)                                       115,500     2,614,920
Microsemi Corp.*(a)                                        249,700     4,067,613
Power Integrations, Inc.*(a)                                52,500     1,096,725
Semtech Corp.*(a)                                          150,200     2,684,074
                                                                     -----------
                                                                      10,463,332
                                                                     -----------
Software -- 5.1%
Avid Technology, Inc.*                                      49,100     2,657,292
Cerner Corp.*(a)                                            69,000     3,623,190
Epicor Software Corp.*(a)                                  200,700     2,629,170
Macromedia, Inc.*                                          133,200     4,462,200
MicroStrategy, Inc. - Class A*                              56,100     3,044,547
Websense, Inc.*                                             56,900     3,061,220
                                                                     -----------
                                                                      19,477,619
                                                                     -----------
Telecommunication Services - Wireless -- 0.4%
Alamosa Holdings, Inc.*                                    145,700     1,700,319
                                                                     -----------
Textiles, Apparel & Luxury Goods -- 2.5%
Bebe stores, Inc.(a)                                       124,123     4,213,975
Fossil, Inc.*(a)                                            79,175     2,052,612
Warnaco Group, Inc. (The)*(a)                              136,900     3,291,076
                                                                     -----------
                                                                       9,557,663
                                                                     -----------
Transportation -- 4.3%
Forward Air Corp.                                           69,100     2,942,278
Heartland Express, Inc.(a)                                 103,700     1,985,855
Kirby Corp.*                                                40,300     1,693,809
Knight Transportation, Inc.                                 85,100     2,099,417
Old Dominion Freight Line, Inc.*                            68,300     2,127,545
Swift Transportation Co., Inc.*(a)                         138,900     3,075,246
UTI Worldwide, Inc.(a)                                      38,300     2,659,935
                                                                     -----------
                                                                      16,584,085
                                                                     -----------
Total Common Stocks (Cost $ 326,499,495)                             370,198,392
                                                                     -----------

Security                                               Par
Description                                            Amount        Value
--------------------------------------------------------------------------------

MET INVESTORS SERIES TRUST
MET/AIM SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (UNAUDITED) - CONTINUED
MARCH 31, 2005
(PERCENTAGE OF NET ASSETS)

Short-Term Investments -- 30.2%
   State Street Bank & Trust Co., Repurchase
   Agreement, dated 03/31/05 at 2.70% to be
   repurchased at $17,457,309 on 04/01/05
   collateralized by $17,325,000 FNMA 5.000% due
   01/15/07 with a value of $17,805,647             $17,456,000      17,456,000

State Street Navigator Securities Lending Prime
   Portfolio(b)                                      98,729,893      98,729,893
                                                                  -------------
Total Short-Term Investments (Cost $116,185,893)                    116,185,893
                                                                  -------------
TOTAL INVESTMENTS -- 126.4%
   (Cost $442,685,388)                                              486,384,285
Other Assets and Liabilities (net) -- (26.4%)                      (101,732,313)
                                                                  -------------
TOTAL NET ASSETS -- 100.0%                                        $ 384,651,972
                                                                  =============

Portfolio Footnotes:

Aggregate unrealized appreciation and depreciation, based on cost for federal income tax purposes, are $54,593,594 and $10,894,697 respectively, resulting in a net unrealized appreciation of $43,698,897.

*      Non-income producing security.

(a)    All or a portion of security out on loan.

(b) Represents investment of collateral received from securities lending transactions.

ADR  - American Depositary Receipt

FNMA - Federal National Mortgage Association

MET INVESTORS SERIES TRUST
GOLDMAN SACHS MID-CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (UNAUDITED)
MARCH 31, 2005
(PERCENTAGE OF NET ASSETS)

Security
Description                                                Shares       Value
--------------------------------------------------------------------------------
Common Stocks -- 96.4%
Aerospace & Defense -- 1.7%
Rockwell Collins, Inc.                                    100,822   $  4,798,119
                                                                    ------------
Auto Components -- 1.6%
Autoliv, Inc.                                              54,320      2,588,348
Lear Corp.                                                 44,868      1,990,344
                                                                    ------------
                                                                       4,578,692
                                                                    ------------
Banks -- 7.5%
Commerce Bancshares, Inc.                                  42,005      2,024,641
FirstMerit Corp.                                          166,153      4,446,254
Keycorp                                                    80,361      2,607,715
M&T Bank Corp.                                             50,604      5,164,644
Northern Trust Corp.                                       61,374      2,666,087
Zions Bancorporation                                       61,355      4,234,722
                                                                    ------------
                                                                      21,144,063
                                                                    ------------
Beverages -- 0.4%
Pepsi Bottling Group, Inc.                                 44,002      1,225,456
                                                                    ------------
Biotechnology -- 1.2%
MedImmune, Inc.*                                          139,754      3,327,543
                                                                    ------------
Chemicals -- 3.7%
Agrium, Inc.                                              276,754      5,050,760
Carlisle Cos., Inc.                                        12,802        893,196
Rohm & Haas Co.                                            95,337      4,576,176
                                                                    ------------
                                                                      10,520,132
                                                                    ------------
Coal -- 0.6%
Peabody Energy Corp.                                       39,736      1,842,161
                                                                    ------------
Commercial Services & Supplies -- 1.0%
Republic Services, Inc.                                    88,186      2,952,467
                                                                    ------------
Computer Hardware -- 2.7%
CDW Corp.                                                  56,898      3,224,979
Ditech Communications Corp.*                              114,507      1,427,902
Tech Data Corp.*                                           80,402      2,979,698
                                                                    ------------
                                                                       7,632,579
                                                                    ------------
Diversified Energy -- 3.3%
Western Gas Resources, Inc.                               111,586      3,844,138
Williams Companies, Inc. (The)                            298,468      5,614,183
                                                                    ------------
                                                                       9,458,321
                                                                    ------------
Drugs -- 0.7%
Charles River Laboratories International, Inc.*            42,247      1,987,299
                                                                    ------------
Electric Utilities -- 9.2%
Cinergy Corp.                                              34,892      1,413,824
Edison International                                       47,106      1,635,520
Entergy Corp.                                              46,874      3,312,117
FirstEnergy Corp.                                          99,956      4,193,154
PG&E Corp.                                                143,134      4,880,869

MET INVESTORS SERIES TRUST
GOLDMAN SACHS MID-CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (UNAUDITED) - CONTINUED
MARCH 31, 2005
(PERCENTAGE OF NET ASSETS)

Pinnacle West Capital Corp.                                17,522        744,860
PPL Corp.                                                 149,675      8,080,953
Wisconsin Energy Corp.                                     53,741      1,907,806
                                                                    ------------
                                                                      26,169,103
                                                                    ------------
Financials - Diversified -- 3.3%
American Capital Strategies, Ltd.                          92,923      2,918,711
Bear Stearns Cos., Inc.                                    29,234      2,920,477
CIT Group, Inc.                                            94,453      3,589,214
                                                                    ------------
                                                                       9,428,402
                                                                    ------------
Food Products -- 1.5%
Archer-Daniels-Midland Co.                                115,213      2,831,936
Smithfield Foods, Inc.*                                    44,306      1,397,854
                                                                    ------------
                                                                       4,229,790
                                                                    ------------
Health Care Providers & Services -- 1.8%
Health Net, Inc.*                                         158,935      5,198,764
                                                                    ------------
Hotels, Restaurants & Leisure -- 2.8%
Callaway Golf Co.                                         147,698      1,890,534
Harrah's Entertainment, Inc.                               43,510      2,809,876
Hilton Hotels Corp.                                       109,359      2,444,174
Yum! Brands, Inc.                                          13,000        673,530
                                                                    ------------
                                                                       7,818,114
                                                                    ------------
Household Durables -- 4.4%
Lennar Corp. - Class A                                    110,344      6,254,298
Mohawk Industries, Inc.*                                   47,507      4,004,840
Stanley Works                                              45,874      2,076,716
                                                                    ------------
                                                                      12,335,854
                                                                    ------------
Household Products -- 1.9%
Clorox Company (The)                                       78,783      4,962,541
Estee Lauder Cos., Inc. - Class A                           9,220        414,716
                                                                    ------------
                                                                       5,377,257
                                                                    ------------
Insurance -- 7.9%
Ambac Financial Group, Inc.                                34,204      2,556,749
Everest Re Group, Ltd.                                     48,619      4,137,963
PartnerRe, Ltd.                                            64,204      4,147,579
PMI Group, Inc. (The)                                      50,829      1,932,010
RenaissanceRe Holdings, Ltd.                               67,241      3,140,155
Torchmark Corp.                                            63,222      3,300,188
Willis Group Holdings, Ltd.                                85,036      3,135,277
                                                                    ------------
                                                                      22,349,921
                                                                    ------------
IT Consulting & Services -- 1.6%
BearingPoint, Inc.*                                       255,788      2,243,261
WebMD Corp.*                                              261,012      2,218,602
                                                                    ------------
                                                                       4,461,863
                                                                    ------------
Media -- 3.1%
Belo Corp. - Class A                                        4,533        109,426
Dow Jones & Co., Inc.(a)                                   94,078      3,515,695
Emmis Communications Corp. - Class A*                      73,850      1,419,397
Lamar Advertising Co. - Class A*                           95,468      3,846,406
                                                                    ------------
                                                                       8,890,924
                                                                    ------------
Metals & Mining -- 0.8%

MET INVESTORS SERIES TRUST
GOLDMAN SACHS MID-CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (UNAUDITED) - CONTINUED
MARCH 31, 2005
(PERCENTAGE OF NET ASSETS)

Nucor Corp.                                                38,229      2,200,461
                                                                    ------------
Oil & Gas -- 10.9%
AGL Resources, Inc.                                       169,301      5,913,684
EOG Resources, Inc.                                       220,626     10,753,311
Patina Oil & Gas Corp.                                     63,084      2,523,360
Patterson-UTI Energy, Inc.                                260,512      6,518,010
Unocal Corp.                                               82,212      5,071,659
                                                                    ------------
                                                                      30,780,024
                                                                    ------------
Paper & Packaging -- 1.3%
Packaging Corp. of America                                147,322      3,578,451
                                                                    ------------
Parts & Equipment -- 2.4%
American Standard Cos., Inc.                               90,675      4,214,574
Cooper Industries, Ltd. - Class A                          12,980        928,330
Eaton Corp.                                                25,810      1,687,974
                                                                    ------------
                                                                       6,830,878
                                                                    ------------
Pharmaceuticals -- 1.7%
IVAX Corp.*                                               135,039      2,669,721
Watson Pharmaceuticals, Inc.*                              69,150      2,124,979
                                                                    ------------
                                                                       4,794,700
                                                                    ------------
Real Estate -- 7.5%
Apartment Investment & Management Co.
(REIT) - Class A                                          116,192      4,322,342
Developers Diversified Realty Corp. (REIT)                 89,304      3,549,834
istar Financial, Inc. (REIT)                              181,571      7,477,094
Plum Creek Timber Co., Inc. (REIT)                         92,755      3,311,354
Prentiss Properties Trust (REIT)                           73,096      2,496,959
                                                                    ------------
                                                                      21,157,583
                                                                    ------------
Retail - Multiline -- 3.4%
Federated Department Stores, Inc.                          77,141      4,909,253
J.C. Penney Co., Inc.                                      90,807      4,714,700
                                                                    ------------
                                                                       9,623,953
                                                                    ------------
Retail - Specialty -- 1.5%
Ross Stores, Inc.                                          71,372      2,079,780
Talbots, Inc. (The)                                        63,517      2,031,274
                                                                    ------------
                                                                       4,111,054
                                                                    ------------
Semiconductor Equipment & Products -- 1.1%
Amphenol Corp. - Class A                                   59,254      2,194,768
Tessera Technologies, Inc.*                                18,341        792,881
                                                                    ------------
                                                                       2,987,649
                                                                    ------------
Software -- 1.6%
Activision, Inc.*                                         308,976      4,572,845
                                                                    ------------
Tobacco -- 0.8%
Reynolds American Inc.                                     28,339      2,283,840
                                                                    ------------
Transportation -- 1.5%
Teekay Shipping Corp.                                      48,336      2,172,703
Yellow Roadway Corp.*                                      35,002      2,049,017
                                                                       4,221,720
                                                                    ------------
Total Common Stocks (Cost $247,013,158)                              272,869,982
                                                                    ------------

MET INVESTORS SERIES TRUST
GOLDMAN SACHS MID-CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (UNAUDITED) - CONTINUED
MARCH 31, 2005
(PERCENTAGE OF NET ASSETS)

Security                                                   Par
Description                                              Amount         Value
--------------------------------------------------------------------------------
Short-Term Investments -- 3.4%
State Street Bank & Trust Co., Repurchase
   Agreement, dated 03/31/05 at 1.75% to be
   repurchased at $9,723,473 on 04/01/05
   collateralized by $9,945,000 FHLB 3.366% due
   04/02/18 with a value of $9,920,138
   (Cost $9,723,000)                                   $9,723,000      9,723,000

TOTAL INVESTMENTS--  99.8%
   (Cost $256,736,158)                                               282,592,982

Other Assets and Liabilities (net)-- 0.2%                                458,472
                                                                    ------------
TOTAL NET ASSETS-- 100.0%                                           $283,051,454
                                                                    ============

Portfolio Footnotes:

Aggregate unrealized appreciation and depreciation, based on cost for federal income tax purposes, are $28,695,447 and $2,838,623 respectively, resulting in a net unrealized appreciation of $25,856,824.

*      Non-income producing security.

REIT - Real Estate Investment Trust

FHLB - Federal Home Loan Bank

MET INVESTORS SERIES TRUST
HARRIS OAKMARK INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (UNAUDITED)
MARCH 31, 2005
(PERCENTAGE OF NET ASSETS)

Security
Description                                                Shares       Value
--------------------------------------------------------------------------------
Common Stocks -- 95.6%
Australia -- 2.1%
Australia & New Zealand Banking Group, Ltd.             1,224,000   $ 19,467,023
                                                                    ------------
Finland -- 1.3%
Metso Corp.(a)                                            645,300     11,595,140
                                                                    ------------
France -- 11.8%
BNP Paribas S.A.(a)                                       226,500     16,079,546
Compagnie Generale des Establissements Michelin(a)         73,400      4,824,925
L'Oreal S.A.(a)                                           144,600     11,575,337
Neopost S.A.(a)                                           194,572     16,852,782
Pernod-Ricard S.A.(a)                                      58,000      8,099,198
Publicis Groupe(a)                                        639,700     19,639,160
Sanofi-Aventis S.A.(a)                                    144,035     12,184,734
Total SA(a)                                                11,000      2,578,388
Vivendi Universal S.A.*(a)                                533,600     16,345,129
                                                                    ------------
                                                                     108,179,199
                                                                    ------------
Germany -- 9.1%
Bayerische Motoren Werke (BMW) AG(a)                      656,200     29,811,838
Deutsche Boerse AG(a)                                     364,400     27,393,794
Hannover Rueckversicherung AG                             116,600      4,616,865
Henkel KGaA                                               256,000     21,710,350
                                                                    ------------
                                                                      83,532,847
                                                                    ------------
Hong Kong -- 0.5%
Giordano International, Ltd.                            6,384,000      4,376,177
                                                                    ------------
Ireland -- 3.1%
Bank of Ireland                                         1,810,000     28,614,866
                                                                    ------------
Israel -- 0.6%
Orbotech, Ltd.*                                           265,000      5,803,500
                                                                    ------------
Italy -- 4.5%
Banco Popolare di Verona e Novara Scrl(a)                 672,500     12,546,654
Bulgari S.p.A.(a)                                         911,000     10,829,962
Sanpaolo IMI S.p.A.(a)                                    325,000      5,087,969
UniCredito Italiano S.p.A.(a)                           2,213,000     12,997,156
                                                                    ------------
                                                                      41,461,741
                                                                    ------------
Japan -- 10.8%
Daiwa Securities Group, Inc.                            1,489,000      9,761,618
Honda Motor Co., Ltd.(a)                                  372,500     18,646,312
Meitec Corp.(a)                                           402,500     14,039,535
OLYMPUS Corp.(a)                                          561,000     13,068,606
Rohm Co., Ltd.                                             89,000      8,581,544
Takeda Pharmaceutical Co., Ltd.(a)                        537,000     25,577,394
Uni-Charm Corp.                                           207,000      9,284,501
                                                                    ------------
                                                                      98,959,510
                                                                    ------------
Mexico -- 1.3%
Grupo Televisa, S.A. (ADR)                                201,000     11,818,800
                                                                    ------------

MET INVESTORS SERIES TRUST
HARRIS OAKMARK INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (UNAUDITED) - CONTINUED
MARCH 31, 2005
(PERCENTAGE OF NET ASSETS)

Netherlands -- 7.4%
Akzo Nobel N.V.                                           539,000     24,613,746
Euronext N.V.(a)                                          775,600     27,603,553
Heineken Holding NV - Series A(a)                         436,300     13,493,815
Heineken NV                                                64,375      2,231,101
                                                                    ------------
                                                                      67,942,215
                                                                    ------------
Singapore -- 1.2%
United Overseas Bank, Ltd.(a)                           1,260,400     10,993,478
                                                                    ------------
South Korea -- 5.7%
Kookmin Bank                                              387,000     17,256,353
Lotte Chilsung Beverage Co., Ltd.                          11,510     11,398,356
SK Telecom Co., Ltd.                                      138,450     23,314,242
                                                                    ------------
                                                                      51,968,951
                                                                    ------------
Switzerland -- 15.2%
Credit Suisse Group*(a)                                   543,000     23,314,964
Givaudan S.A.(a)                                           24,220     15,577,086
Lonza Group AG(a)                                         339,700     20,833,748
Nestle S.A.(a)                                            104,800     28,722,496
Novartis AG(a)                                            488,000     22,771,812
Swatch Group AG(a)                                        555,700     15,496,939
Syngenta AG*(a)                                           127,400     13,326,302
                                                                    ------------
                                                                     140,043,347
                                                                    ------------
United Kingdom -- 21.0%
Aegis Group Plc                                         6,707,500     12,922,972
Associated British Ports Holdings Plc                   1,838,000     16,673,647
BP Plc                                                  1,059,000     11,001,432
British Sky Broadcasting Group Plc                        175,000      1,923,630
Cadbury Schweppes Plc                                   2,426,000     24,299,433
Diageo Plc                                              2,138,500     30,123,194
GlaxoSmithKline Plc                                     1,405,500     32,215,965
Lloyds TSB Group Plc                                    2,280,200     20,579,352
Michael Page International Plc                          2,095,000      7,680,769
Signet Group Plc                                        9,372,000     19,046,405
Vodafone Group Plc                                      6,242,000     16,585,332
                                                                    ------------
                                                                     193,052,131
                                                                    ------------
Total Common Stocks (Cost $712,839,690)                              877,808,925
                                                                    ------------

Security                                              Par
Description                                          Amount           Value
--------------------------------------------------------------------------------
Short-Term Investments -- 29.4%
State Street Bank & Trust Co., Repurchase
   Agreement, dated 03/31/05 at 1.750% to be
   repurchased at $36,283,764 on 04/01/05
   collateralized by $37,105,000 FHLB at 1.950%
   due 04/02/18 with a value of $37,012,238       $ 36,282,000       36,282,000
State Street Navigator Securities Lending Prime
   Portfolio(b)                                    233,622,688      233,622,688
                                                                 --------------
Total Short-Term Investments
   (Cost $269,904,688)                                              269,904,688
                                                                 --------------
TOTAL INVESTMENTS --  125.0%
   (Cost $982,744,378)                                            1,147,713,613
Other Assets and Liabilities (net) -- (25.0%)                      (229,281,427)
                                                                 --------------

MET INVESTORS SERIES TRUST
HARRIS OAKMARK INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (UNAUDITED) - CONTINUED
MARCH 31, 2005
(PERCENTAGE OF NET ASSETS)

TOTAL NET ASSETS -- 100.0%                                       $  918,432,186
                                                                 ==============

MET INVESTORS SERIES TRUST
HARRIS OAKMARK INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (UNAUDITED) - CONTINUED
MARCH 31, 2005
(PERCENTAGE OF NET ASSETS)

Harris Oakmark International Portfolio

Summary of Total Foreign Securities by Industry Classification 03/31/2005

                                                           Value      Percent of
Industry                                                   (000)      Net Assets
--------------------------------------------------------------------------------
Apparel & Textiles                                         $ 10,830       1.2%
Auto Components                                               4,825       0.5
Automobiles                                                  48,458       5.3
Banks                                                       147,470      16.0
Beverages                                                    53,947       5.9
Biotechnology                                                20,834       2.3
Business Services                                             7,681       0.8
Chemicals                                                    53,517       5.8
Communications Services                                      84,281       9.2
Cosmetics & Personal Care                                    11,575       1.3
Electronics                                                  27,454       3.0
Financial Services                                           84,226       9.2
Food & Drug Retailing                                        35,698       3.9
Food Products                                                28,722       3.1
Household Products                                           30,995       3.4
Industrial Machinery                                         11,595       1.3
Insurance                                                     4,617       0.5
Media                                                        18,269       2.0
Office Furnishings & Supplies                                16,853       1.8
Oil & Gas                                                    13,580       1.5
Pharmaceuticals                                              92,750      10.1
Retailers                                                    38,919       4.2
Software                                                     14,039       1.5
Transportation                                               16,674       1.8
                                                           --------      ----
Total                                                      $877,809      95.6%
                                                           ========      ====

Portfolio Footnotes:

Aggregate unrealized appreciation and depreciation, based on cost for federal income tax purposes, are $166,405,854 and $1,436,619 respectively, resulting in a net unrealized appreciation of $164,969,235.

*      Non-income producing security.

(a)    All or a portion of security out on loan.

(b) Represents investment of collateral received from securities lending transactions.

ADR  - American Depositary Receipt

FHLB - Federal Home Loan Bank

Forward Foreign Currency Contracts to Sell:

                                                                              Net Unrealized
                                                  Value at      In Exchange    Appreciation/
Settlement Date   Contracts to Deliver         March 31, 2005    for U.S.$    (Depreciation)
--------------------------------------------------------------------------------------------
   11/16/2005          51,500,000        CHF     $43,812,178    $44,394,638    $   582,460
   11/17/2005          29,400,000        CHF      25,013,356     25,406,153        392,797
   11/22/2005          22,000,000        CHF      18,725,456     19,133,762        408,306
    12/7/2005          14,900,000        CHF      12,698,480     13,288,148        589,668
     4/4/2005              88,603        EUR         114,905        114,608           (297)
     4/5/2005              42,598        EUR          55,245         55,207            (38)
    7/12/2005          18,500,000        GBP      34,764,950     33,337,000     (1,427,950)
    7/14/2005          18,600,000        GBP      34,950,366     33,690,180     (1,260,186)
   11/28/2005           9,900,000        GBP      18,527,256     18,253,125       (274,131)
    12/7/2005           9,500,000        GBP      17,775,237     18,041,450        266,213
    12/9/2005          11,100,000        GBP      20,768,067     21,202,110        434,043
                                                                               -----------
                                                                               $  (289,115)
                                                                               ===========

MET INVESTORS SERIES TRUST
JANUS AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (UNAUDITED)
MARCH 31, 2005
(PERCENTAGE OF NET ASSETS)

Security
Description                                                Shares       Value
--------------------------------------------------------------------------------
Common Stocks -- 93.6%
Aerospace & Defense -- 1.0%
Raytheon Co.                                               154,435   $ 5,976,634
                                                                     -----------
Air Freight & Logistics -- 3.8%
C.H. Robinson Worldwide, Inc.                               95,800     4,936,574
FedEx Corp.                                                 99,090     9,309,506
United Parcel Service, Inc. - Class B                      129,010     9,384,187
                                                                     -----------
                                                                      23,630,267
                                                                     -----------
Auto Components -- 0.9%
Autoliv, Inc.                                              117,175     5,583,389
                                                                     -----------
Banks -- 1.9%
Fifth Third Bancorp(a)                                     148,240     6,371,355
UCBH Holdings, Inc.(a)                                     129,325     5,160,068
                                                                     -----------
                                                                      11,531,423
                                                                     -----------
Biotechnology -- 1.2%
Invitrogen Corp.* (a)                                      109,850     7,601,620
                                                                     -----------
Chemicals -- 0.5%
Lyondell Chemical Co.                                      112,105     3,129,972
                                                                     -----------
Commercial Services & Supplies -- 2.6%
Paychex, Inc.                                              285,190     9,359,936
Stericycle, Inc.* (a)                                      149,810     6,621,602
                                                                     -----------
                                                                      15,981,538
                                                                     -----------
Communications Equipment -- 3.1%
Corning, Inc.*                                             594,715     6,619,178
Research In Motion, Ltd.*                                  162,430    12,412,901
                                                                     -----------
                                                                      19,032,079
                                                                     -----------
Containers & Packaging -- 0.8%
Ball Corp.                                                 119,380     4,951,882
                                                                     -----------
Electric Utilities -- 0.6%
AES Corp. (The)*                                           224,915     3,684,108
                                                                     -----------
Energy Equipment & Services -- 2.0%
Kennametal, Inc.                                            75,665     3,593,331
Reliant Energy, Inc.*                                      789,960     8,989,745
                                                                     -----------
                                                                      12,583,076
                                                                     -----------
Financials - Diversified -- 3.2%
Deutsche Boerse AG                                          17,780     1,336,613
J.P. Morgan Chase & Co.                                     55,815     1,931,199
Merrill Lynch & Co., Inc.                                  109,945     6,222,887
Morgan Stanley                                              61,645     3,529,176
SLM Corp.                                                  131,555     6,556,701
                                                                     -----------
                                                                      19,576,576
                                                                     -----------
Food & Drug Retailing -- 3.2%
Walgreen Co.                                               156,330     6,944,178
Whole Foods Market, Inc.                                   124,215    12,686,078
                                                                     -----------
                                                                      19,630,256
                                                                     -----------

MET INVESTORS SERIES TRUST
JANUS AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (UNAUDITED) - CONTINUED
MARCH 31, 2005
(PERCENTAGE OF NET ASSETS)

Health Care Equipment & Supplies -- 2.6%
Intuitive Surgical, Inc.* (a)                              119,340     5,426,390
Varian Medical Systems, Inc.*                              306,595    10,510,076
                                                                     -----------
                                                                      15,936,466
                                                                     -----------
Health Care Providers & Services -- 5.2%
Coventry Health Care, Inc.*                                134,915     9,193,108
Neurocrine Biosciences, Inc.*(a)                           189,345     7,206,471
UnitedHealth Group, Inc.                                   163,150    15,561,247
                                                                     -----------
                                                                      31,960,826
                                                                     -----------
Hotels, Restaurants & Leisure -- 3.4%
Four Seasons Hotels, Inc.(a)                               200,720    14,190,904
Royal Caribbean Cruises, Ltd.(a)                           149,765     6,692,998
                                                                     -----------
                                                                      20,883,902
                                                                     -----------
Household Durables -- 2.7%
Harman International Industries, Inc.                       87,615     7,750,423
Lennar Corp. - Class A                                     152,925     8,667,789
                                                                     -----------
                                                                      16,418,212
                                                                     -----------
Household Products -- 0.9%
Reckitt Benckiser Plc                                      167,113     5,306,975
                                                                     -----------
Industrial - Diversified -- 2.6%
General Electric Co.                                       271,090     9,775,505
Tyco International, Ltd.                                   184,130     6,223,594
                                                                     -----------
                                                                      15,999,099
                                                                     -----------
Internet Software & Services -- 5.8%
eBay, Inc.                                                  91,290     3,401,465
IAC / InterActiveCorp                                      174,665     3,889,790
Juniper Networks, Inc.*                                    228,855     5,048,541
McAfee, Inc.*                                              276,600     6,240,096
Yahoo!, Inc.*                                              496,480    16,830,672
                                                                     -----------
                                                                      35,410,564
                                                                     -----------
Media -- 0.5%
Viacom, Inc. - Class B                                      81,235     2,829,415
                                                                     -----------
Oil & Gas -- 6.6%
BJ Services Co.                                            109,900     5,701,612
BP Plc (ADR)                                               106,265     6,630,936
EOG Resources, Inc.                                        132,980     6,481,445
Exxon Mobil Corp.                                          103,335     6,158,766
GlobalSantaFe Corp.                                        231,930     8,590,687
Transocean, Inc.*                                          138,640     7,134,415
                                                                     -----------
                                                                      40,697,861
                                                                     -----------
Personal Products -- 1.2%
Avon Products, Inc.                                        173,390     7,445,367
                                                                     -----------
Pharmaceuticals -- 15.7%
Alcon, Inc.                                                112,295    10,026,820
Amgen, Inc.*                                               134,670     7,839,141
Caremark Rx, Inc.*                                         146,305     5,820,013
Celgene Corp.* (a)                                         405,440    13,805,232
Eli Lilly & Co.                                            137,180     7,147,078

MET INVESTORS SERIES TRUST
JANUS AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (UNAUDITED) - CONTINUED
MARCH 31, 2005
(PERCENTAGE OF NET ASSETS)

Genentech, Inc.*                                           152,175     8,614,627
MGI Pharma, Inc.*(a)                                       219,290     5,541,458
Novartis AG                                                 50,055     2,335,744
Pfizer, Inc.                                               277,080     7,278,892
Roche Holding AG                                           109,331    11,721,112
Sanofi-Synthelabo S.A.                                      84,981     7,189,023
Teva Pharmaceutical Industries, Ltd. (ADR)(a)              292,760     9,075,560
                                                                     -----------
                                                                      96,394,700
                                                                     -----------
Retail - Multiline -- 0.7%
Wal-Mart Stores, Inc.                                       91,990     4,609,619
                                                                     -----------
Retail - Specialty -- 7.3%
Abercrombie & Fitch Co. - Class A                          291,100    16,662,564
Esprit Holdings, Ltd.                                      857,500     5,849,468
Kohl's Corp.*                                              154,820     7,993,357
The Gap, Inc.                                              263,740     5,760,082
Urban Outfitters, Inc.*                                    181,387     8,701,134
                                                                     -----------
                                                                      44,966,605
                                                                     -----------
Semiconductor Equipment & Products -- 4.3%
Advanced Micro Devices, Inc.*                              266,445     4,295,093
Broadcom Corp. - Class A *                                 146,865     4,394,201
Maxim Integrated Products, Inc.                            272,760    11,147,701
Texas Instruments, Inc.                                    254,545     6,488,352
                                                                     -----------
                                                                      26,325,347
                                                                     -----------
Software -- 5.2%
Check Point Software Technologies, Ltd.*                   159,430     3,466,008
Electronic Arts, Inc.*                                     122,565     6,346,416
EMC Corp.*                                                 388,990     4,792,357
NAVTEQ Corp.*                                              228,150     9,890,302
SAP AG                                                      46,031     7,416,222
                                                                     -----------
                                                                      31,911,305
                                                                     -----------
Telecommunication Services - Diversified -- 2.5%
Cisco Systems, Inc.*                                       584,615    10,458,762
Motorola, Inc.                                             317,650     4,755,221
                                                                     -----------
                                                                      15,213,983
                                                                     -----------
Telecommunication Services - Wireless -- 1.6%
Amdocs, Ltd.*                                              346,455     9,839,322
                                                                     -----------
Total Common Stocks (Cost $ 534,915,192)                             575,042,388
                                                                     -----------

Security                                                 Par
Description                                             Amount         Value
-------------------------------------------------------------------------------
Short-Term Investments -- 15.8%
Commerical Paper -- 6.0%
Prudential Funding Corp., 2.770%, due 04/01/05       $ 6,800,000     6,800,000
UBS Finance, Inc., 2.830%, due 04/01/05               30,000,000    30,000,000
                                                                    ----------
                                                                    36,800,000
                                                                    ----------
State Street Navigator Securities Lending Prime
   Portfolio(b)                                       60,272,533    60,272,533
                                                                    ----------
Total Short-Term Investments (Cost $97,072,533)                     97,072,533
                                                                    ----------

MET INVESTORS SERIES TRUST
JANUS AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (UNAUDITED) - CONTINUED
MARCH 31, 2005
(PERCENTAGE OF NET ASSETS)

TOTAL INVESTMENTS --  109.4%
   (Cost $631,987,725)                                              672,114,921
Other Assets and Liabilities (net) -- (9.4%)                        (57,910,551)
                                                                   ------------
TOTAL NET ASSETS -- 100.0%                                         $614,204,370
                                                                   ============

Portfolio Footnotes:

Aggregate unrealized appreciation and depreciation, based on cost for federal income tax purposes, are $56,542,676 and $16,415,480 respectively, resulting in a net unrealized appreciation of $40,127,196.

*     Non-income producing security.

(a)   All or a portion of security out on loan.

(b) Represents investment of collateral received from securities lending transactions.

ADR - American Depositary Receipt

MET INVESTORS SERIES TRUST
LORD ABBETT AMERICA'S VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (UNAUDITED)
MARCH 31, 2005
(PERCENTAGE OF NET ASSETS)

Security Description                                 Par Amount        Value
--------------------------------------------------------------------------------

Domestic Bonds & Debt Securities -- 17.3%
Auto Components -- 0.3%
Accuride Corp.
8.500%, due 02/01/15 (144A) (a)                     $     65,000   $     64,025
Cooper Standard Automotive
8.375%, due 12/15/14 (144A) (a)                           65,000         53,138
                                                                   ------------
                                                                        117,163
                                                                   ------------
Chemicals -- 0.9%
Crompton Corp.
9.875%, due 08/01/12                                     125,000        143,750
Airgas, Inc.
6.250%, due 07/15/14                                     125,000        125,312
Nalco Co.
8.875%, due 11/15/13                                     100,000        107,500
Terra Industries, Inc.
11.500%, due 06/01/10                                     10,000         11,550
                                                                   ------------
                                                                        388,112
                                                                   ------------
Commercial Services & Supplies -- 0.3%
Iron Mountain, Inc.
6.625%, due 01/01/16                                     150,000        137,625
                                                                   ------------
Construction & Engineering -- 0.0%
Shaw Group, Inc. (The)
10.750%, due 03/15/10                                     15,000         16,350
                                                                   ------------
Containers & Packaging -- 1.1%
Constar International, Inc.
11.000%, due 12/01/12                                    150,000        150,750
Graham Packaging Co. Lp
9.875%, due 10/15/14 (144A) (a)                          100,000        100,500
Rayovac Corp.
8.500%, due 10/01/13                                      75,000         77,625
Stone Container Finance Co.
7.375%, due 07/15/14                                     150,000        149,250
                                                                   ------------
                                                                        478,125
                                                                   ------------
Energy Equipment & Services -- 0.3%
Dynegy Holdings, Inc.
6.875%, due 04/01/11                                     150,000        133,875
                                                                   ------------
Entertainment & Leisure -- 0.2%
LCE Acquisition Corp.
9.000%, due 08/01/14 (144A) (a)                          100,000        100,000
                                                                   ------------
Food & Drug Retailing -- 0.2%
Stater Brothers Holdings, Inc.
8.125%, due 06/15/12                                     100,000         97,000
                                                                   ------------
Food Products -- 0.7%
Chiquita Brands International, Inc.

MET INVESTORS SERIES TRUST
LORD ABBETT AMERICA'S VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (UNAUDITED) - CONTINUED
MARCH 31, 2005
(PERCENTAGE OF NET ASSETS)

7.500%, due 11/01/14                                     110,000        110,000
Dole Food Co., Inc.
8.875%, due 03/15/11                                     125,000        135,000
Rite Aid Corp.
8.125%, due 05/01/10                                      50,000         51,000
                                                                   ------------
                                                                        296,000
                                                                   ------------
Health Care Equipment & Supplies -- 0.5%
Tenet Healthcare Corp.
9.875%, due 07/01/14                                      75,000         78,375
9.250%, due 02/01/15 (144A) (a)                           50,000         50,125
Medex, Inc.
8.875%, due 05/15/13                                      75,000         85,125
                                                                   ------------
                                                                        213,625
                                                                   ------------
Health Care Providers & Services -- 0.3%
DaVita, Inc.
7.250%, due 03/15/15 (144A) (a)                           50,000         49,250
Ameripath, Inc.
10.500%, due 04/01/13                                     75,000         75,000
                                                                   ------------
                                                                        124,250
                                                                   ------------
Hotels, Restaurants & Leisure -- 0.7%
Hard Rock Hotel, Inc.
8.875%, due 06/01/13                                     100,000        108,250
Hilton Hotels Corp.
3.375%, due 04/15/23                                     100,000        116,250
JC Penney Co., Inc.
6.875%, due 10/15/15                                      50,000         45,750
River Rock Entertainment Authority
9.750%, due 11/01/11                                      50,000         55,000
                                                                   ------------
                                                                        325,250
                                                                   ------------
Household Durables -- 0.1%
Fedders North America,Inc.
9.875%, due 03/01/14                                      75,000         56,625
                                                                   ------------
Industrial Conglomerates -- 0.4%
Allied Waste North America, Inc.
6.125%, due 02/15/14                                     100,000         89,750
Park-Ohio Industries, Inc.
8.375%, due 11/15/14 (144A) (a)                           75,000         72,750
                                                                   ------------
                                                                        162,500
                                                                   ------------
Internet Software & Services -- 0.1%
Affinia Group, Inc.
9.000%, due 11/30/14 (144A) (a)                           75,000         69,750
                                                                   ------------
Machinery -- 0.4%
Agco Corp. Delaware
1.750%, due 12/31/33                                     175,000        173,469
                                                                   ------------
Media-- 1.5%
R. H. Donnelley Corp.
6.875%, due 01/15/13 (144A) (a)                          100,000         99,500
Gaylord Entertainment Co.

MET INVESTORS SERIES TRUST
LORD ABBETT AMERICA'S VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (UNAUDITED) - CONTINUED
MARCH 31, 2005
(PERCENTAGE OF NET ASSETS)

8.000%, due 11/15/13                                     125,000        130,000
Insight Communications Co., Inc.,
0.000%/
12.250%, due 02/15/11 ++                                 190,000        190,000
Interpublic Group Co., Inc.
6.250%, due 11/15/14                                      25,000         23,750
Mediacom LLC
9.500%, due 01/15/13                                     160,000        160,400
Paxson Communications Corp.
10.750%, due 07/15/08                                     75,000         74,812
                                                                   ------------
                                                                        678,462
                                                                   ------------
Metals & Mining -- 0.5%
Allegheny Ludlum Corp.
6.950%, due 12/15/25                                     120,000        117,600
Novelis, Inc.
7.250%, due 02/15/15 (144A) (a)                           75,000         73,875
Neenah Foundry Co.
13.000%, due 09/30/13 (144A) (a)                          30,000         30,900
                                                                   ------------
                                                                        222,375
                                                                   ------------
Oil & Gas -- 0.8%
Foundation Pennsylvania Coal Co.
7.250%, due 08/01/14                                     100,000        102,000
Pogo Producing Co.
6.625%, due 03/15/15 (144A) (a)                           50,000         50,250
El Paso Corp.
7.000%, due 05/15/11                                     120,000        115,800
EXCO Resources, Inc.
7.250%, due 01/15/11                                     100,000        102,000
                                                                   ------------
                                                                        370,050
                                                                   ------------
Paper & Forest Products -- 0.4%
Boise Cascade LLC
7.125%, due 10/15/14 (144A) (a)                           60,000         61,050
Buckeye Technologies, Inc.
8.000%, due 10/15/10                                     125,000        124,375
                                                                   ------------
                                                                        185,425
                                                                   ------------
Pharmaceuticals -- 0.5%
Jean Coutu Group PJC, Inc.
8.500%, due 08/01/14                                      50,000         48,812
Warner Chilcott Corp.
8.750%, due 02/01/15 (144A) (a)                          175,000        176,750
                                                                   ------------
                                                                        225,562
                                                                   ------------
Real Estate -- 0.4%
Host Marriott LP (REIT)
6.375%, due 03/15/15 (144A) (a)                          200,000        192,000
                                                                   ------------
Retail - Multiline -- 0.2%
Saks, Inc.
7.375%, due 02/15/19                                     115,000        103,500
                                                                   ------------
Telecommunication Services - Diversified -- 0.7%
VALOR Telecom

MET INVESTORS SERIES TRUST
LORD ABBETT AMERICA'S VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (UNAUDITED)
MARCH 31, 2005
(PERCENTAGE OF NET ASSETS)

7.750%, due 02/15/15 (144A) (a)                           50,000         50,000
Cincinnati Bell, Inc.
8.375%, due 01/15/14                                      60,000         59,400
Level 3 Financing, Inc.
10.750%, due 10/15/11 (144A) (a)                          75,000         66,188
Qwest Capital Funding, Inc.
7.900%, due 08/15/10                                     125,000        120,312
                                                                   ------------
                                                                        295,900
                                                                   ------------
Telecommunication Services - Wireless -- 0.2%
Nextel Partners, Inc.
8.125%, due 07/01/11                                     100,000        106,750
                                                                   ------------
Textiles, Apparel & Luxury Goods -- 0.5%
Elizabeth Arden, Inc.
7.750%, due 01/15/14                                     100,000        103,500
Invista, Inc.
9.250%, due 05/01/12 (144A) (a)                          100,000        110,500
                                                                   ------------
                                                                        214,000
                                                                   ------------
Transportation -- 0.1%
American Commercial Lines LLC
9.500%, due 02/15/15 (144A) (a)                           25,000         25,938
                                                                   ------------
Utilities -- 0.1%
Williams Companies, Inc. (The)
7.875%, due 09/01/21                                      25,000         27,375
                                                                   ------------
U.S. Government & Agency Obligations -- 4.9%
Federal National Mortgage
Association
6.000%, due 08/01/34                                     458,163        468,577
6.000%, due 09/01/34                                     222,211        227,258
5.500%, due 11/01/34                                     499,999        501,223
U. S. Treasury Note
6.750%, due 05/15/05                                     500,000        502,520
5.000%, due 02/15/11                                     450,000        467,526
                                                                   ------------
                                                                      2,167,104
                                                                   ------------
Total Domestic Bonds & Debt Securities (Cost
$7,752,312)                                                           7,704,160
                                                                   ------------
Convertible Bonds -- 3.3%
Aerospace & Defense -- 0.6%
Alliant Techsystems, Inc.
2.750%, due 02/15/24                                     100,000        111,000
Armor Holdings, Inc. 2.000%/
0.000%, due 11/01/11 +++                                 150,000        144,000
                                                                   ------------
                                                                        255,000
                                                                   ------------
Biotechnology -- 0.4%
Fisher Scientific International, Inc.
2.500%, due 10/01/23                                     125,000        167,969
                                                                   ------------

MET INVESTORS SERIES TRUST
LORD ABBETT AMERICA'S VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (UNAUDITED) - CONTINUED
MARCH 31, 2005
(PERCENTAGE OF NET ASSETS)

Commercial Services & Supplies -- 0.2%
DST Sys, Inc.
4.125%, due 08/15/23                                      75,000         88,219
                                                                   ------------
Computers & Peripherals -- 0.2%
EMC Corp.
4.500%, due 04/01/07                                     100,000        102,125
                                                                   ------------
Energy Equipment & Services -- 0.2%
Hanover Compressor Co.
4.750%, due 01/15/14                                     100,000        111,250
                                                                   ------------
Hotels, Restaurants & Leisure -- 0.3%
International Game Technology
1.632%, due 01/29/33 +                                   200,000        129,250
                                                                   ------------
Media -- 0.5%
Emmis Communications Corp.
6.250%, due 12/31/49                                       3,000        131,700
Liberty Media Corp.
3.250%, due 03/15/31                                     125,000        107,343
                                                                   ------------
                                                                        239,043
                                                                   ------------
Metals & Mining -- 0.3%
Placer Dome, Inc.
2.750%, due 10/15/23                                     125,000        134,375
                                                                   ------------
Pharmaceuticals -- 0.2%
Watson Pharmaceuticals, Inc.
1.750%, due 03/15/23                                      75,000         71,625
                                                                   ------------
Semiconductor Equipment & Products -- 0.2%
Cypress Semiconductor Corp.
1.250%, due 06/15/08                                      45,000         48,150
LSI Logic Corp.
4.000%, due 05/15/10                                      50,000         45,125
                                                                   ------------
                                                                         93,275
                                                                   ------------
Software -- 0.2%
Mentor Graphics Corp.
6.875%, due 06/15/07                                      75,000         77,625
                                                                   ------------
Total Convertible Bonds (Cost $1,563,395)                             1,469,756
                                                                   ------------

Security Description                                   Shares          Value
--------------------------------------------------------------------------------
Common Stocks -- 72.5%
Aerospace & Defense -- 0.2%
Northrop Grumman Corp.                                     1,900        102,562
                                                                   ------------
Auto Components -- 1.6%
Dana Corp.                                                55,700        712,403
                                                                   ------------

MET INVESTORS SERIES TRUST
LORD ABBETT AMERICA'S VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (UNAUDITED) - CONTINUED
MARCH 31, 2005
(PERCENTAGE OF NET ASSETS)

Chemicals -- 8.7%
Crompton Corp.                                            54,800        800,080
Dow Chemical Co.                                          15,000        747,750
Eastman Chemical Co.                                      17,300      1,020,700
Monsanto Co.                                              12,600        812,700
Mosaic Co. *                                              28,800        491,328
                                                                   ------------
                                                                      3,872,558
                                                                   ------------
Commercial Services & Supplies -- 4.3%
R.R. Donnelley & Son Co.                                  28,000        885,360
The ServiceMaster Co.                                     75,200      1,015,200
                                                                   ------------
                                                                      1,900,560
                                                                   ------------
Communications Equipment -- 1.1%
Avaya, Inc. *                                             39,821        465,110
                                                                   ------------
Containers & Packaging -- 0.9%
Ball Corp.                                                 9,800        406,504
                                                                   ------------
Energy Equipment & Services -- 3.0%
GlobalSantaFe Corp.                                       11,600        429,664
Halliburton Co.                                           20,600        890,950
                                                                   ------------
                                                                      1,320,614
                                                                   ------------
Food & Drug Retailing -- 3.6%
Archer-Daniels-Midland Co.                                 4,200        103,236
H.J. Heinz Co.                                            23,900        880,476
Kellogg Co.                                               14,400        623,088
                                                                   ------------
                                                                      1,606,800
                                                                   ------------
Food Retailers -- 1.0%
Albertson's, Inc.                                         22,100        456,365
                                                                   ------------
Household Durables -- 5.3%
Newell Rubbermaid, Inc.                                   34,900        765,706
Snap-On, Inc.                                             17,900        569,041
Tupperware Corp.                                          51,000      1,038,360
                                                                   ------------
                                                                      2,373,107
                                                                   ------------
Industrial Conglomerates -- 1.4%
Hubbell, Inc. - Class B                                   11,800        602,980
                                                                   ------------
Insurance -- 6.2%
ACE, Ltd.                                                 10,300        425,081
Allstate Corp. (The)                                       4,000        216,240
Lincoln National Corp.                                     9,700        437,858
Max Re Capital, Ltd.                                       4,500        105,885
PartnerRe, Ltd.                                            6,700        432,820
SAFECO Corp.                                              13,300        647,843
XL Capital, Ltd., - Class A
0.000%, due 05/15/07                                       6,500        470,405
                                                                   ------------
                                                                      2,736,132
                                                                   ------------
Leisure Equipment & Products -- 0.5%
Foot Locker, Inc.                                          8,000        234,400
                                                                   ------------
Machinery -- 2.8%

MET INVESTORS SERIES TRUST
LORD ABBETT AMERICA'S VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (UNAUDITED) - CONTINUED
MARCH 31, 2005
(PERCENTAGE OF NET ASSETS)

Ingersoll-Rand Co. - Class A                               2,600        207,090
CNH Global N.V.                                            5,000         93,950
Cummins, Inc.                                              6,400        450,240
Timken Co.                                                18,600        508,524
                                                                   ------------
                                                                      1,259,804
                                                                   ------------
Metals & Mining -- 0.3%
Metal Management, Inc.                                     4,600        118,128
                                                                   ------------
Oil & Gas -- 6.0%
ChevronTexaco Corp.                                       15,800        921,298
EOG Resources, Inc.                                        4,600        224,204
Kerr-McGee Corp.                                           8,600        673,638
NiSource, Inc.                                            37,800        861,462
                                                                   ------------
                                                                      2,680,602
                                                                   ------------
Paper & Forest Products -- 3.4%
Georgia-Pacific Corp.                                     21,700        770,133
MeadWestvaco Corp.                                        23,500        747,770
                                                                   ------------
                                                                      1,517,903
                                                                   ------------
Pharmaceuticals -- 2.8%
Bristol-Myers Squibb Co.                                  43,700      1,112,602
Mylan Laboratories, Inc.                                   7,550        133,786
                                                                   ------------
                                                                      1,246,388
                                                                   ------------
Real Estate -- 3.5%
Health Care Property Investors,
Inc. (REIT)                                               28,900        678,283
Healthcare Realty Trust, Inc.
(REIT)                                                    23,600        859,984
                                                                   ------------
                                                                      1,538,267
                                                                   ------------
Retail - Multiline -- 2.2%
May Department Stores Co.                                 26,600        984,732
                                                                   ------------
Retail - Specialty -- 1.5%
Limited, Inc.                                              8,600        208,980
OfficeMax, Inc.                                           13,600        455,600
                                                                   ------------
                                                                        664,580
                                                                   ------------
Telecommunication Services - Diversified -- 4.2%
PanAmSat Holding Corp.                                    44,000        748,000
SBC Communications, Inc.                                  46,500      1,101,585
                                                                   ------------
                                                                      1,849,585
                                                                   ------------
Trading Companies & Distributors -- 1.9%
Genuine Parts Co.                                         19,500        848,055
                                                                   ------------
Utilities -- 6.1%
Ameren Corp.                                              21,000      1,029,210
Northeast Utilities                                       46,200        890,274
Puget Energy, Inc.                                        35,600        784,624
                                                                   ------------
                                                                      2,704,108
                                                                   ------------
Total Common Stocks (Cost $28,991,525)                               32,202,247
                                                                   ------------
Preferred Stock -- 2.9%
Electrical Equipment -- 0.8%

MET INVESTORS SERIES TRUST
LORD ABBETT AMERICA'S VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (UNAUDITED) - CONTINUED
MARCH 31, 2005
(PERCENTAGE OF NET ASSETS)

CMS Energy Corp. 4.500% (144A) (a)                         5,000        371,250
                                                                   ------------
Food Retailers -- 0.4%
Albertson's, Inc., 7.250%
0.000%, due 05/16/07                                       7,000        158,340
                                                                   ------------
Insurance -- 0.9%
Fortis Insurance
7.750%, due 01/26/08                                         150        160,149
Chubb Corp., 7.000%
0.000%, due 08/16/06                                       3,000         89,940
XL Capital, Ltd. 6.500%                                    6,000        143,700
                                                                   ------------
                                                                        393,789
                                                                   ------------
Media -- 0.6%
Interpublic Group of Co., Inc., 5.38%
0.000%, due 12/15/06                                       6,000        272,820
                                                                   ------------
Oil & Gas -- 0.2%
FPL Group, Inc., 8.000%
0.000%, due 02/16/06                                       1,500         93,015
                                                                   ------------
Total Preferred Stock (Cost $1,199,282)                               1,289,214
                                                                   ------------

Security Description                                 Par Amount        Value
--------------------------------------------------------------------------------
Short-Term Investments-- 5.0%
Repurchase Agreement -- 5.0%
State Street Bank & Trust co.,
Repurchase Agreement, dated 03/31/05 at
1.050% to be repurchased at $2,220,065
on 04/01/05 collateralized by $2,275,000
FHLB 1.950% due 04/02/18 with a value
of $2,269,313
(Cost $2,220,000)                                      2,220,000      2,220,000
                                                                   ------------
TOTAL INVESTMENTS -- 101.0%
(Cost $41,726,514)                                                   44,885,377

Other Assets and Liabilities (net)-- (1.0%)                            (430,498)
                                                                   ------------
TOTAL NET ASSETS-- 100.0%                                          $ 44,454,879
                                                                   ============

Portfolio Footnotes:

Aggregate unrealized appreciation and depreciation, based on cost for federal income tax purposes, are $3,985,457 and $826,594 respectively, resulting in a net unrealized appreciation of $3,158,863.

*      Non-income producing security.

+      Zero coupon bond- Interest rate represents current yield to maturity.

++ Security is a "step-up" bond where coupon increases or steps up at a predetermined date. Rates shown are current coupon and next coupon rate when security steps up.

+++ Security is a "step-down" bond where coupon decreases or steps down at a predetermined date. Rates shown are current coupon and next coupon rate when security steps down.

(a) Securities that may be resold to "qualified institutional buyers" under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees.

REIT - Real Estate Investment Trust

FHLB - Federal Home Loan Bank

MET INVESTORS SERIES TRUST
LORD ABBETT BOND DEBENTURE PORTFOLIO

PORTFOLIO OF INVESTMENTS (UNAUDITED)
MARCH 31, 2005
(PERCENTAGE OF NET ASSETS)

Security
Description                                             Par Amount      Value
--------------------------------------------------------------------------------
Domestic Bonds & Debt Securities -- 70.7%
Aerospace & Defense -- 2.0%
Moog, Inc.
   6.250%, due 01/15/15                                 $  600,000   $   591,000
Armor Holdings, Inc.
   8.250%, due 08/15/13                                  2,000,000     2,165,000
DRS Technologies, Inc.
   6.875%, due 11/01/13                                  4,000,000     4,020,000
   6.875%, due 11/01/13 (144A) (a)                       2,000,000     2,010,000
Esterline Technologies Corp.
   7.750%, due 06/15/13                                  3,000,000     3,135,000
L-3 Communications Corp.
   7.625%, due 06/15/12                                    850,000       907,375
   6.125%, due 01/15/14                                  3,000,000     2,970,000
Raytheon Co.
   4.850%, due 01/15/11                                  7,500,000     7,484,318
Titan Corp.
   8.000%, due 05/15/11                                  3,000,000     3,135,000
                                                                     -----------
                                                                      26,417,693
                                                                     -----------
Auto Components -- 1.6%
Accuride Corp.
   8.500%, due 02/01/15 (144A) (a)                       1,500,000     1,477,500
Stanadyne Corp.
   10.000%, due 08/15/14                                 1,250,000     1,293,750
Affinia Group, Inc.
   9.000%, due 11/30/14 (144A) (a)                       1,925,000     1,790,250
ArvinMeritor, Inc.
   8.750%, due 03/01/12 (b)                              2,500,000     2,612,500
Cooper Standard Automotive, Inc.
   8.375%, due 12/15/14 (144A) (a) (b)                   3,325,000     2,718,187
Cummins, Inc.
   9.500%, due 12/01/10 (b)                              2,500,000     2,768,750
Delco Remy International, Inc.
   11.000%, due 05/01/09 (b)                             3,000,000     2,775,000
Stanadyne Holdings, Inc. 0.000%/
   12.000%, due 02/15/15 ++ (144A) (a)                   2,750,000     1,608,750
Tenneco Automotive, Inc.
   8.625%, due 11/15/14 (144A) (a) (b)                   1,375,000     1,344,063
United Rentals North America Inc.
   7.750%, due 11/15/13 (b)                              3,350,000     3,266,250
                                                                     -----------
                                                                      21,655,000
                                                                     -----------
Automotive Loans -- 0.2%
Ford Motor Credit Co.
   7.250%, due 10/25/11                                  3,000,000     2,964,279
Automobiles -- 0.2%
General Motors Corp.
   7.125%, due 07/15/13 (b)                              3,000,000     2,588,763
Banks -- 0.2%
Regions Financial Corp.

MET INVESTORS SERIES TRUST
LORD ABBETT BOND DEBENTURE PORTFOLIO

PORTFOLIO OF INVESTMENTS (UNAUDITED) - CONTINUED
MARCH 31, 2005
(PERCENTAGE OF NET ASSETS)

   7.000%, due 03/01/11                                   1,500,000    1,658,001
Wachovia Corp.
   6.605%, due 10/01/25                                   1,000,000    1,110,522
                                                                      ----------
                                                                       2,768,523
                                                                      ----------
Building Products -- 0.4%
Ainsworth Lumber Company Limited
   7.250%, due 10/01/12 (144A) (a)                        5,000,000    4,925,000
Building Materials -- 0.4%
Builders Firstsource, Inc.
   7.024%, due 02/15/12 @ (144A) (a)                      2,600,000    2,574,000
Jacuzzi Brands, Inc.
   9.625%, due 07/01/10                                   2,500,000    2,762,500
                                                                      ----------
                                                                       5,336,500
                                                                      ----------
Capital Goods - Diversified -- 0.6%
J.B. Poindexter & Co.
   8.750%, due 03/15/14 (144A) (a)                        2,725,000    2,725,000
Tyco International Group S.A., -
Series A, Convertible
   2.750%, due 01/15/18                                   4,000,000    5,980,000
                                                                      ----------
                                                                       8,705,000
                                                                      ----------
Chemicals -- 3.0%
Crompton Corp.
   9.875%, due 08/01/12                                   5,000,000    5,750,000
Equistar Chemicals LP
   7.550%, due 02/15/26                                   3,000,000    2,902,500
PQ Corp.
   7.500%, due 02/15/13 (144A) (a)                        1,250,000    1,237,500
Ferro Corp.
   9.125%, due 01/01/09                                   1,000,000    1,107,450
Hercules, Inc.
   6.750%, due 10/15/29                                   5,000,000    4,925,000
Huntsman LLC
   12.000%, due 07/15/12 (144A) (a)                       1,320,000    1,551,000
IMC Global, Inc., - Series B
   11.250%, due 06/01/11                                  4,000,000    4,480,000
Lyondell Chemical Co., - Series A
   9.625%, due 05/01/07                                   1,500,000    1,616,250
Nalco Co.
   8.875%, due 11/15/13 (b)                               4,000,000    4,300,000
Nova Chemicals Corp.
   6.500%, due 01/15/12                                   1,825,000    1,879,750
Rhodia
   8.875%, due 06/01/11 (b)                               4,000,000    3,910,000
Rockwood Specialties Group
   7.500%, due 11/15/14 (144A) (a)                        4,000,000    4,020,000
Terra Capital, Inc.
   11.500%, due 06/01/10                                  1,950,000    2,252,250
                                                                      ----------
                                                                      39,931,700
                                                                      ----------

MET INVESTORS SERIES TRUST
LORD ABBETT BOND DEBENTURE PORTFOLIO

PORTFOLIO OF INVESTMENTS (UNAUDITED) - CONTINUED
MARCH 31, 2005
(PERCENTAGE OF NET ASSETS)

Coal -- 0.2%
Foundation PA Coal Co.
   7.250%, due 08/01/14                                   3,000,000    3,060,000
                                                                      ----------
Commercial Services & Supplies -- 1.0%
Iron Mountain, Inc.
   8.625%, due 04/01/13                                   3,000,000    3,045,000
   7.750%, due 01/15/15                                   8,400,000    8,337,000
JohnsonDiversey Holdings, Inc., -
Series B
   9.625%, due 05/15/12                                   2,000,000    2,160,000
                                                                      ----------
                                                                      13,542,000
                                                                      ----------
Communications Equipment -- 0.6%
Lucent Technologies, Inc.
   6.450%, due 03/15/29                                   4,000,000    3,470,000
Qwest Corp.
   7.875%, due 09/01/11 (144A) (a)                        2,000,000    2,070,000
Ubiquitel Operating Co.
   9.875%, due 03/01/11 (144A) (a)                        2,050,000    2,270,375
                                                                      ----------
                                                                       7,810,375
                                                                      ----------
Computer Software & Processing -- 0.1%
Electronic Data Systems Corp. -
Series B
   6.500%, due 08/01/13 (b)                               2,000,000    2,048,634
                                                                      ----------
Construction & Engineering -- 0.1%
Shaw Group, Inc. (The)
   10.750%, due 03/15/10 (b)                              1,175,000    1,280,750
                                                                      ----------
Consumer Products -- 0.5%
Rayovac Corp.
   8.500%, due 10/01/13                                   6,000,000    6,210,000
                                                                      ----------
Containers & Packaging -- 2.4%
AEP Industries, Inc.
   7.875%, due 03/15/13 (144A) (a)                          425,000      428,930
Anchor Glass Container Corp., -
Series B
   11.000%, due 02/15/13 (b)                              2,500,000    2,268,750
Bway Corp.
   10.000%, due 10/15/10                                  4,000,000    4,270,000
Constar International, Inc.
   6.149%, due 02/15/12 @ (144A) (a) (b)                    425,000      427,125
   11.000%, due 12/01/12                                  4,000,000    4,020,000
Crown Cork & Seal, Inc.
   7.375%, due 12/15/26 (b)                               8,500,000    7,990,000
Owens Brockway Glass Container,
Inc.
   8.875%, due 02/15/09                                   3,000,000    3,217,500
   7.750%, due 05/15/11                                   5,500,000    5,788,750
Owens-Illinois, Inc.
   7.500%, due 05/15/10 (b)                               1,000,000    1,035,000
Portola Packaging, Inc.

MET INVESTORS SERIES TRUST
LORD ABBETT BOND DEBENTURE PORTFOLIO

PORTFOLIO OF INVESTMENTS (UNAUDITED) - CONTINUED
MARCH 31, 2005
(PERCENTAGE OF NET ASSETS)

   8.250%, due 02/01/12 (b)                               2,175,000    1,642,125
Stone Container Finance
   7.375%, due 07/15/14                                   1,775,000    1,766,125
                                                                      ----------
                                                                      32,854,305
                                                                      ----------
Electric Services -- 2.4%
Calpine Generating Co.
   11.500%, due 04/01/11                                  3,000,000    2,805,000
Duke Energy Co.
   5.375%, due 01/01/09                                   6,500,000    6,661,551
Midwest Generation LLC
   8.750%, due 05/01/34 (b)                               4,000,000    4,480,000
Mission Energy Holding Co.
   13.500%, due 07/15/08                                  2,000,000    2,410,000
NRG Energy, Inc.
   8.000%, due 12/15/13 (144A) (a)                        3,000,000    3,187,500
Pacific Gas and Electric Co.
   4.800%, due 03/01/14                                   2,500,000    2,437,835
PSE&G Energy Holdings, Inc.
   8.500%, due 06/15/11                                   2,500,000    2,700,000
Texas Genco LLC
   6.875%, due 12/15/14 (144A) (a)                        1,550,000    1,561,625
Virginia Electric & Power Co.
   4.500%, due 12/15/10                                   5,000,000    4,893,810
Virginia Electric & Power Co., - Series A
   7.000%, due 01/01/24                                     700,000      711,392
                                                                      ----------
                                                                      31,848,713
                                                                      ----------
Electric Utilities -- 0.8%
Nevada Power Co.
   5.875%, due 01/15/15 (144A) (a)                        2,500,000    2,450,000
Reliant Energy, Inc.
   6.750%, due 12/15/14 (b)                               5,400,000    5,062,500
Teco Energy, Inc.
   7.500%, due 06/15/10                                   3,250,000    3,477,500
                                                                      ----------
                                                                      10,990,000
                                                                      ----------
Electronic Equipment & Instruments -- 0.4%
Communications & Power Industries, Inc.
   8.000%, due 02/01/12                                   2,650,000    2,703,000
Corning, Inc.
   5.900%, due 03/15/14 (b)                               3,000,000    3,005,406
                                                                      ----------
                                                                       5,708,406
                                                                      ----------
Energy Equipment & Services -- 0.4%
PPL Corp.
   6.400%, due 11/01/11 (b)                               2,000,000    2,164,298
Reliant Resources, Inc.
   9.500%, due 07/15/13                                   3,100,000    3,386,750
                                                                      ----------
                                                                       5,551,048
                                                                      ----------
Entertainment & Leisure -- 0.4%
Warner Music Group
   7.375%, due 04/15/14                                   3,370,000    3,487,950

MET INVESTORS SERIES TRUST
LORD ABBETT BOND DEBENTURE PORTFOLIO

PORTFOLIO OF INVESTMENTS (UNAUDITED) - CONTINUED
MARCH 31, 2005
(PERCENTAGE OF NET ASSETS)

Loews Cineplex Entertainment
Aquisition Corp.
   9.000%, due 08/01/14 (144A) (a)                        1,625,000    1,625,000
                                                                      ----------
                                                                       5,112,950
                                                                      ----------
Environmental Services -- 0.8%
Allied Waste North America, Inc.
   5.750%, due 02/15/11                                   4,000,000    3,660,000
   7.875%, due 04/15/13 (b)                               5,000,000    5,012,500
   7.250%, due 03/15/15 (144A) (a)                        2,300,000    2,196,500
                                                                      ----------
                                                                      10,869,000
                                                                      ----------
Financial Services -- 0.1%
JSG Funding
   9.625%, due 10/01/12                                   1,850,000    1,998,000
                                                                      ----------
Food Products -- 1.6%
Chiquita Brands International, Inc.
   7.500%, due 11/01/14 (b)                               4,150,000    4,150,000
Pinnacle Foods Holdings Corp.
   8.250%, due 12/01/13 (b)                               4,250,000    3,655,000
Dole Food Co., Inc.
   8.875%, due 03/15/11 (b)                               2,000,000    2,160,000
   8.750%, due 07/15/13                                   2,000,000    2,150,000
Land O Lakes, Inc.
   9.000%, due 12/15/10                                   1,900,000    2,061,500
   8.750%, due 11/15/11 (b)                               2,000,000    2,005,000
Le-Natures, Inc.
   10.000%, due 06/15/13 (144A) (a)                       3,500,000    3,832,500
Michael Foods, Inc.
   8.000%, due 11/15/13                                   1,325,000    1,384,625
                                                                      ----------
                                                                      21,398,625
                                                                      ----------
Food Retailers -- 1.2%
Alimentation Couch-Tard, Inc.
   7.500%, due 12/15/13                                   2,725,000    2,874,875
Dominos, Inc.
   8.250%, due 07/01/11 (b)                               2,188,000    2,297,400
Ingles Markets, Inc.
   8.875%, due 12/01/11 (b)                               4,000,000    4,120,000
Roundys, Inc., - Series B
   8.875%, due 06/15/12                                   1,500,000    1,612,500
Stater Brothers Holdings, Inc.
   8.125%, due 06/15/12                                   5,000,000    4,850,000
                                                                      ----------
                                                                      15,754,775
                                                                      ----------
Health Care Equipment & Supplies -- 1.3%
CDRV Investors, Inc. 0.000%/
   9.625%, due 01/01/15 (144A) (a) ++                     2,075,000    1,260,563
Vanguard Health Holding Co. II
   9.000%, due 10/01/14 (b)                               2,700,000    2,855,250
Alliance Imaging
   7.250%, due 12/15/12 (144A) (a)                        1,500,000    1,425,000
Fresenius Med Cap Trust II
   7.875%, due 02/01/08                                   1,050,000    1,101,187

MET INVESTORS SERIES TRUST
LORD ABBETT BOND DEBENTURE PORTFOLIO

PORTFOLIO OF INVESTMENTS (UNAUDITED) - CONTINUED
MARCH 31, 2005
(PERCENTAGE OF NET ASSETS)

Hanger Orthopedic Group, Inc.
   10.375%, due 02/15/09 (b)                              3,500,000    3,491,250
Medex, Inc.
   8.875%, due 05/15/13                                   6,500,000    7,377,500
                                                                      ----------
                                                                      17,510,750
                                                                      ----------
Health Care Providers & Services -- 4.2%
Beverly Enterprises, Inc.
   7.875%, due 06/15/14                                   2,275,000    2,525,250
Coventry Health Care, Inc.
   6.125%, due 01/15/15 (144A) (a)                        3,000,000    3,011,250
DaVita, Inc.
   7.250%, due 03/15/15 (144A) (a)                        1,600,000    1,576,000
Ameripath, Inc.
   10.500%, due 04/01/13                                  5,000,000    5,000,000
Ardent Health Services, Inc.
   10.000%, due 08/15/13                                  4,000,000    4,760,000
Bio-Rad Laboratories, Inc.
   6.125%, due 12/15/14 (144A) (a)                        2,500,000    2,462,500
HCA, Inc.
   6.375%, due 01/15/15 (b)                               2,775,000    2,768,457
HealthSouth Corp.
   10.750%, due 10/01/08                                    500,000      515,000
   8.375%, due 10/01/11 (b)                               3,350,000    3,316,500
National Mentor, Inc.
   9.625%, due 12/01/12 (144A) (a)                        2,000,000    2,095,000
National Nephrology Associations,
   Inc.
9.000%, due 11/01/11 (144A) (a)                           1,500,000    1,670,625
PacifiCare Health Systems, Inc.
   10.750%, due 06/01/09                                  1,950,000    2,164,500
Perkinelmer, Inc.
   8.875%, due 01/15/13                                   3,500,000    3,937,500
Rotech Healthcare, Inc.
   9.500%, due 04/01/12                                   2,000,000    2,160,000
Senior Housing Properties Trust
   (REIT)
   7.875%, due 04/15/15                                   1,000,000    1,075,000
Tenet Healthcare Corp.
   7.375%, due 02/01/13 (b)                               7,000,000    6,632,500
   9.875%, due 07/01/14                                   3,000,000    3,135,000
   9.250%, due 02/01/15 (144A) (a)                        1,650,000    1,654,125
Triad Hospitals, Inc.
   7.000%, due 11/15/13 (b)                               2,500,000    2,468,750
UnitedHealth Group, Inc.
   4.875%, due 04/01/13 (b)                               3,000,000    2,986,260
                                                                      ----------
                                                                      55,914,217
                                                                      ----------
Homebuilders -- 0.4%
Beazer Homes USA, Inc.
   6.500%, due 11/15/13                                   2,000,000    1,965,000
Schuler Homes, Inc.
   9.375%, due 07/15/09                                   1,500,000    1,579,935

MET INVESTORS SERIES TRUST
LORD ABBETT BOND DEBENTURE PORTFOLIO

PORTFOLIO OF INVESTMENTS (UNAUDITED)
MARCH 31, 2005
(PERCENTAGE OF NET ASSETS)

William Lyon Homes, Inc.
   10.750%, due 04/01/13                                   1,150,000   1,270,750
                                                                       ---------
                                                                       4,815,685
                                                                       ---------
Hotels, Restaurants & Leisure -- 7.3%
Host Marriott LP
   7.000%, due 08/15/12                                    5,650,000   5,621,750
   6.375%, due 03/15/15 (144A) (a)                         3,000,000   2,880,000
Las Vegas Sands Corp.
   6.375%, due 02/15/15 (144A) (a) (b)                     5,000,000   4,768,750
Six Flags, Inc.
   9.625%, due 06/01/14 (b)                                2,000,000   1,855,000
Boyd Gaming Corp.
   8.750%, due 04/15/12 (b)                                4,000,000   4,350,000
Dennys Holdings Inc.
   10.000%, due 10/01/12 (144A) (a) (b)                    2,550,000   2,690,250
Friendly Ice Cream Corp.
   8.375%, due 06/15/12 (b)                                3,100,000   2,960,500
Gaylord Entertainment Co.
   8.000%, due 11/15/13                                    7,500,000   7,800,000
   6.750%, due 11/15/14 (144A) (a)                         4,000,000   3,810,000
Hard Rock Hotel, Inc.
   8.875%, due 06/01/13                                    6,000,000   6,495,000
Harrah's Operation Co., Inc.
   7.500%, due 01/15/09 (b)                                1,700,000   1,850,613
   5.375%, due 12/15/13 (b)                                2,000,000   1,986,138
Host Marriott LP (REIT), - Series G
   9.250%, due 10/01/07                                    2,250,000   2,418,750
Isle of Capri Casinos, Inc.
   9.000%, due 03/15/12                                    3,000,000   3,277,500
   7.000%, due 03/01/14                                    6,000,000   5,970,000
John Q Hammons Hotels, Inc., - Series B
   8.875%, due 05/15/12                                    1,500,000   1,616,250
Mandalay Resort Group
   9.375%, due 02/15/10 (b)                                2,000,000   2,225,000
MGM Mirage, Inc.
   6.750%, due 09/01/12                                    5,000,000   5,062,500
O' Charleys, Inc.
   9.000%, due 11/01/13                                    1,500,000   1,635,000
Park Place Entertainment Corp.
   7.875%, due 12/15/05                                    3,250,000   3,327,187
   9.375%, due 02/15/07                                    1,750,000   1,865,938
Penn National Gaming, Inc.
   6.875%, due 12/01/11                                    3,000,000   3,022,500
Premier Entertainment Biloxi LLC
   10.750%, due 02/01/12                                   1,475,000   1,511,875
River Rock Entertainment Authority
   9.750%, due 11/01/11 (b)                                4,800,000   5,280,000
Scientific Games Corp.
   6.250%, due 12/15/12 (144A) (a)                         1,750,000   1,750,000
Seneca Gaming Corp.

MET INVESTORS SERIES TRUST
LORD ABBETT BOND DEBENTURE PORTFOLIO

PORTFOLIO OF INVESTMENTS (UNAUDITED) - CONTINUED
MARCH 31, 2005
(PERCENTAGE OF NET ASSETS)

   7.250%, due 05/01/12                                     750,000      750,000
Station Casinos Inc.
   6.500%, due 02/01/14 (b)                               5,500,000    5,486,250
Turning Stone Casino Resort Enterprise
   9.125%, due 12/15/10 (144A) (a)                        1,500,000    1,565,625
Wynn Las Vegas LLC
   6.625%, due 12/01/14 (144A) (a)                        4,000,000    3,820,000
                                                                      ----------
                                                                      97,652,376
                                                                      ----------
Household Durables -- 0.3%
D. R. Horton, Inc.
   6.875%, due 05/01/13 (b)                               1,000,000    1,042,500
Fedders North America, Inc.
   9.875%, due 03/01/14 (b)                               4,500,000    3,397,500
                                                                      ----------
                                                                       4,440,000
                                                                      ----------
Industrials -- 0.1%
Park-Ohio Industries, Inc.
   8.375%, due 11/15/14 (144A) (a)                        1,550,000    1,503,500
                                                                      ----------
Machinery -- 0.7%
Dresser-Rand Group, Inc.
   7.375%, due 11/01/14 (144A) (a)                        2,500,000    2,512,500
AGCO Corp.
   9.500%, due 05/01/08 (b)                               1,600,000    1,684,000
JLG Industries, Inc.
   8.250%, due 05/01/08                                   2,150,000    2,289,750
Manitowoc  Co., Inc.
   7.125%, due 11/01/13                                   2,500,000    2,587,500
                                                                      ----------
                                                                       9,073,750
                                                                      ----------
Media -- 7.1%
Radio One, Inc.
   6.375%, due 02/15/13 (144A) (a) (b)                    2,000,000    1,975,000
Allbritton Communications Co.
   7.750%, due 12/15/12                                   7,500,000    7,425,000
AMC Entertainment, Inc.
   8.000%, due 03/01/14 (b)                               8,000,000    7,680,000
Block Communications, Inc.
   9.250%, due 04/15/09 (b)                               2,000,000    2,140,000
Carmike Cinemas, Inc.
   7.500%, due 02/15/14                                   1,500,000    1,479,375
Cch Ii LLC / Cch Ii Capital Corp.
   10.250%, due 09/15/10                                  4,000,000    4,100,000
Century Communications Corp., - Class A
   9.500%, due 03/01/49 (b) (c)                           1,850,000    1,924,000
Charter Communications Holdings
   10.000%, due 04/01/09                                  8,000,000    6,520,000
Cinemark USA, Inc.
   9.000%, due 02/01/13                                   1,750,000    1,907,500
Clear Channel Communications, Inc.
   4.625%, due 01/15/08 (b)                               3,500,000    3,462,001

MET INVESTORS SERIES TRUST
LORD ABBETT BOND DEBENTURE PORTFOLIO

PORTFOLIO OF INVESTMENTS (UNAUDITED) - CONTINUED
MARCH 31, 2005
(PERCENTAGE OF NET ASSETS)

CSC Holdings, Inc., - Series B
   8.125%, due 08/15/09                                   4,750,000    5,035,000
Dex Media Inc.
   8.000%, due 11/15/13                                   5,000,000    5,200,000
DirecTV Holdings LLC
   8.375%, due 03/15/13                                   2,500,000    2,718,750
EchoStar DBS Corp.
   9.125%, due 01/15/09                                   1,625,000    1,742,812
   6.375%, due 10/01/11 (b)                               3,000,000    2,955,000
Emmis Operating Co.
   6.875%, due 05/15/12                                   4,000,000    3,940,000
FrontierVision Operating Partners LP, - Series B
   11.875%, due 09/15/07 (c)                              1,000,000    1,350,000
Globo Comunicacoes Participacao
   10.625%, due 12/05/08 (144A) (a) (c)                     750,000      753,750
Insight Communications Co., Inc.
   0.000%/
   12.250%, due 02/15/11 ++ (b)                           9,000,000    9,000,000
Interpublic Group of Companies, Inc.
   6.250%, due 11/15/14                                   2,485,000    2,360,750
Lin Television Corp.
   6.500%, due 05/15/13                                   2,000,000    1,940,000
Mediacom LLC
   8.500%, due 04/15/08 (b)                               5,000,000    5,087,500
   9.500%, due 01/15/13 (b)                               6,000,000    6,015,000
Paxson Communications Corp.
   10.750%, due 07/15/08 (b)                              6,000,000    5,985,000
Renaissance Media Group LLC
   10.000%, due 04/15/08                                    750,000      761,250
Sinclair Broadcast Group, Inc.
   8.750%, due 12/15/11                                   2,000,000    2,110,000
                                                                      ----------
                                                                      95,567,688
                                                                      ----------
Metals & Mining -- 1.0%
Allegheny Ludlum Corp.
   6.950%, due 12/15/25 (b)                               3,450,000    3,381,000
Century Aluminum Company
   7.500%, due 08/15/14 (b)                               2,000,000    2,020,000
Novelis, Inc.
   7.250%, due 02/15/15 (144A) (a)                        2,500,000    2,462,500
Peabody Energy Corp.
   5.875%, due 04/15/16                                   3,500,000    3,395,000
Timken Co.
   5.750%, due 02/15/10                                   1,500,000    1,534,605
                                                                      ----------
                                                                      12,793,105
                                                                      ----------
Oil & Gas -- 6.1%
Hornbeck Offshore Services, Inc.
   6.125%, due 12/01/14                                   2,500,000    2,475,000
Pogo Producing Co.
   6.625%, due 03/15/15 (144A) (a)                        1,875,000    1,884,375

MET INVESTORS SERIES TRUST
LORD ABBETT BOND DEBENTURE PORTFOLIO

PORTFOLIO OF INVESTMENTS (UNAUDITED) - CONTINUED
MARCH 31, 2005
(PERCENTAGE OF NET ASSETS)

Chesapeake Energy Corp.
   6.375%, due 06/15/15 (144A) (a)                        4,500,000    4,466,250
Dynegy Holdings, Inc.
   9.875%, due 07/15/10 (144A) (a)                        4,500,000    4,843,125
   6.875%, due 04/01/11 (b)                               5,500,000    4,908,750
El Paso Corp.
   7.000%, due 05/15/11 (b)                               5,000,000    4,825,000
   7.750%, due 01/15/32 (b)                               3,500,000    3,316,250
Ferrellgas LP
   6.750%, due 05/01/14                                   5,500,000    5,390,000
Ferrellgas Partners LLP
   8.750%, due 06/15/12                                   2,000,000    2,090,000
Hanover Compressor Co.
   8.625%, due 12/15/10                                   3,000,000    3,150,000
J Ray McDermott S.A.
   11.000%, due 12/15/13 (144A) (a)                       1,500,000    1,687,500
Kcs Energy Inc.
   7.125%, due 04/01/12                                   2,500,000    2,537,500
Key Energy Services, Inc.
   6.375%, due 05/01/13                                   6,000,000    5,820,000
Northwest Pipeline Corp.
   8.125%, due 03/01/10                                   1,500,000    1,612,500
Pioneer Natural Resources Co., - Series A
   7.200%, due 01/15/28                                   1,510,000    1,730,155
Pride International, Inc.
   7.375%, due 07/15/14 (b)                               1,500,000    1,597,500
Schlumberger, Ltd. (Convertible)
   1.500%, due 06/01/23                                   7,500,000    8,231,250
SEMCO Energy, Inc.
   7.125%, due 05/15/08 (b)                               8,000,000    8,182,960
Sonat, Inc.
   7.625%, due 07/15/11                                   1,500,000    1,488,750
Suburban Propane Partners LP
   6.875%, due 12/15/13                                   5,500,000    5,445,000
Williams Cos, Inc.
   7.875%, due 09/01/21 (b)                               5,000,000    5,475,000
                                                                      ----------
                                                                      81,156,865
                                                                      ----------
Oil & Gas Exploration & Production -- 1.7%
Harvest Operations Corp.
   7.875%, due 10/15/11                                   1,500,000    1,488,750
El Paso Production Holding Co.
   7.750%, due 06/01/13                                   3,000,000    3,052,500
EXCO Resources, Inc.
   7.250%, due 01/15/11                                   6,000,000    6,120,000
Forest Oil Corp.
   8.000%, due 06/15/08                                   1,500,000    1,601,250
Houston Exploration Co.
   7.000%, due 06/15/13                                   3,400,000    3,468,000
Markwest Energy
   6.875%, due 11/01/14 (144A) (a)                        5,000,000    5,025,000

MET INVESTORS SERIES TRUST
LORD ABBETT BOND DEBENTURE PORTFOLIO

PORTFOLIO OF INVESTMENTS (UNAUDITED) - CONTINUED
MARCH 31, 2005
(PERCENTAGE OF NET ASSETS)

Range Resources Corp.
   7.375%, due 07/15/13                                   2,575,000    2,639,375
                                                                      ----------
                                                                      23,394,875
                                                                      ----------
Paper & Forest Products -- 2.9%
Abitibi-Consolidated, Inc. (Yankee)
   8.550%, due 08/01/10 (b)                               3,000,000    3,060,000
Boise Cascade LLC
   7.125%, due 10/15/14 (144A) (a)                        2,500,000    2,543,750
Bowater, Inc.
   6.500%, due 06/15/13 (b)                               6,500,000    6,223,750
Buckeye Technologies, Inc.
   8.000%, due 10/15/10 (b)                               5,400,000    5,373,000
Graham Packaging Company L P Gpc
California
   8.500%, due 10/15/12 (144A) (a)                        3,700,000    3,718,500
Jefferson Smurfit Corp.
   8.250%, due 10/01/12                                   1,750,000    1,806,875
   7.500%, due 06/01/13                                   2,500,000    2,500,000
Longview Fibre Co.
   10.000%, due 01/15/09                                  1,500,000    1,620,000
Norske Skog Canada
   7.375%, due 03/01/14 (b)                               6,500,000    6,337,500
Tembec Industries, Inc.
   7.750%, due 03/15/12 (b)                               2,000,000    1,830,000
Tembec Industries, Inc., (Yankee)
   8.625%, due 06/30/09 (b)                               3,500,000    3,395,000
                                                                      ----------
                                                                      38,408,375
                                                                      ----------
Personal Products -- 0.8%
Elizabeth Arden, Inc.
   7.750%, due 01/15/14                                   6,000,000    6,210,000
Playtex Products, Inc.
   9.375%, due 06/01/11 (b)                               5,000,000    5,225,000
                                                                      ----------
                                                                      11,435,000
                                                                      ----------
Pharmaceuticals -- 1.0%
Warner Chilcott Corp.
   8.750%, due 02/01/15 (144A) (a)                        6,500,000    6,565,000
Alpharma, Inc.
   8.625%, due 05/01/11 (144A) (a)                        6,750,000    6,446,250
                                                                      ----------
                                                                      13,011,250
                                                                      ----------
Publishing -- 1.1%
American Media Operations, Inc., - Series B
   10.250%, due 05/01/09                                  1,000,000    1,035,000
Dex Media West - Series B
   9.875%, due 08/15/13                                   3,418,000    3,828,160
Houghton Mifflin Co.
   8.250%, due 02/01/11                                   7,000,000    7,175,000
PRIMEDIA, Inc.
   8.875%, due 05/15/11                                   2,500,000    2,618,750
                                                                      ----------
                                                                      14,656,910
                                                                      ----------
Real Estate -- 0.2%

MET INVESTORS SERIES TRUST
LORD ABBETT BOND DEBENTURE PORTFOLIO

PORTFOLIO OF INVESTMENTS (UNAUDITED) - CONTINUED
MARCH 31, 2005
(PERCENTAGE OF NET ASSETS)

Felcor Lodging LP (REIT)
   9.000%, due 06/01/11 (b)                               2,260,000    2,440,800
                                                                      ----------
Retail - Multiline -- 1.0%
JC Penney, Inc.
   6.875%, due 10/15/15                                   1,750,000    1,601,250
   7.950%, due 04/01/17 (b)                               1,500,000    1,432,500
Jean Coutu Group Pjc, Inc.
   8.500%, due 08/01/14 (b)                               2,600,000    2,538,250
Rite Aid Corp.
   8.125%, due 05/01/10                                   6,000,000    6,120,000
   6.875%, due 08/15/13 (b)                               2,200,000    2,057,000
                                                                      ----------
                                                                      13,749,000
                                                                      ----------
Retail - Specialty -- 0.7%
Foot Locker, Inc.
   8.500%, due 01/15/22                                   1,110,000    1,209,900
Saks, Inc.
   9.875%, due 10/01/11                                   3,500,000    3,797,500
   7.375%, due 02/15/19                                   4,400,000    3,960,000
                                                                      ----------
                                                                       8,967,400
                                                                      ----------
Semiconductor Equipment & Products -- 0.1%
Freescale Semiconductor
   7.125%, due 07/15/14                                   1,750,000    1,837,500
                                                                      ----------
Software -- 0.3%
Sensus Metering Systems Inc.
   8.625%, due 12/15/13                                   4,000,000    4,110,000
                                                                      ----------
Telecommunication Services - Diversified -- 2.1%
Cincinnati Bell, Inc.
   8.375%, due 01/15/14 (b)                               5,000,000    4,950,000
Level 3 Financing, Inc.
   10.750%, due 10/15/11 (144A) (a) (b)                   3,650,000    3,221,125
MCI, Inc.
   6.908%, due 05/01/07                                         514          524
   1.000%, due 05/01/09                                         514          535
   8.735%, due 05/01/14                                   4,281,583    4,720,445
Qwest Capital Funding, Inc.
   7.900%, due 08/15/10 (b)                              10,000,000    9,625,000
Qwest Communications International, Inc.
   7.250%, due 02/15/11 (144A) (a)                        1,250,000    1,228,125
Qwest Services Corp.
   14.000%, due 12/15/10 (144A) (a)                       3,000,000    3,487,500
TeleCorp PCS, Inc.
   10.625%, due 07/15/10                                  1,000,000    1,071,470
                                                                      ----------
                                                                      28,304,724
                                                                      ----------
Telecommunication Services - Wireless -- 2.3%
Triton PCS, Inc.
   9.375%, due 02/01/11 (b)                               1,000,000      712,500
   8.750%, due 11/15/11 (b)                               2,050,000    1,440,125

MET INVESTORS SERIES TRUST
LORD ABBETT BOND DEBENTURE PORTFOLIO

PORTFOLIO OF INVESTMENTS (UNAUDITED) - CONTINUED
MARCH 31, 2005
(PERCENTAGE OF NET ASSETS)

Valor Telecommunications Enterprise
   7.750%, due 02/15/15 (144A) (a)                       1,700,000     1,700,000
Airgate PCS,  Inc.
   6.410%, due 10/15/11 @ (144A) (a)                     4,150,000     4,253,750
Alamosa Delaware, Inc.
   11.000%, due 07/31/10                                 1,500,000     1,713,750
Centennial Communications Corp.
   10.125%, due 06/15/13                                 6,000,000     6,660,000
Dobson Communications Corp.
   8.875%, due 10/01/13 (b)                              2,400,000     1,896,000
Nextel Communications, Inc.
   7.375%, due 08/01/15                                  1,500,000     1,591,875
Nextel Partners, Inc.
   8.125%, due 07/01/11                                  5,400,000     5,764,500
Rogers Wireless Communications, Inc.
   9.625%, due 05/01/11                                  1,000,000     1,140,000
Rural Cellular Corp.
   9.750%, due 01/15/10 (b)                              2,500,000     2,300,000
Western Wireless Corp.
   9.250%, due 07/15/13                                  2,000,000     2,290,000
                                                                     -----------
                                                                      31,462,500
                                                                     -----------
Textiles, Apparel & Luxury Goods -- 0.4%
Invista, Inc.
   9.250%, due 05/01/12 (144A) (a)                       5,000,000     5,525,000
                                                                     -----------
Transportation -- 0.9%
American Commercial Lines LLC
   9.500%, due 02/15/15 (144A) (a)                         500,000       518,750
CHC Helicopter Corp.
   7.375%, due 05/01/14                                  4,000,000     3,915,000
Offshore Logistics, Inc.
   6.125%, due 06/15/13                                  5,000,000     4,775,000
Trinity Inds Inc.
   6.500%, due 03/15/14                                  2,500,000     2,425,000
                                                                     -----------
                                                                      11,633,750
                                                                     -----------
United States -- 3.7%
Federal Home Loan Mortgage Corp.
   5.500%, due 07/15/06                                 10,000,000    10,213,940
Federal National Mortgage Assoc.
   5.500%, due 02/01/33                                  7,000,000     7,030,282
   6.000%, due 05/01/33                                  9,002,871     9,216,917
   5.500%, due 10/01/33                                  3,747,241     3,760,820
   6.000%, due 08/01/34                                 18,581,263    19,003,463
                                                                     -----------
                                                                      49,225,422
                                                                     -----------
U.S. Government & Agency Discount Notes -- 1.4%
U.S. Treasury Note
   5.000%, due 02/15/11 (b)                             12,000,000    12,467,352
   4.000%, due 02/15/15 (b)                              6,000,000     5,766,564
                                                                     -----------
                                                                      18,233,916
                                                                     -----------

Total Domestic Bonds & Debt Securities (Cost

MET INVESTORS SERIES TRUST
LORD ABBETT BOND DEBENTURE PORTFOLIO

PORTFOLIO OF INVESTMENTS (UNAUDITED) - CONTINUED
MARCH 31, 2005
(PERCENTAGE OF NET ASSETS)

   $937,385,871)                                                     948,154,397
                                                                     -----------
Convertible Bonds -- 16.8%
Advertising -- 0.4%
Lamar Advertising Co.
   2.875%, due 12/31/10                                  5,500,000     5,603,125
                                                                     -----------
Aerospace & Defense -- 1.1%
Alliant Techsystems Inc.
   2.750%, due 02/15/24                                  5,000,000     5,550,000
Armor Holdings, Inc. 2.000%/
   0.000%, due 11/01/24 +++ (b)                          2,000,000     1,920,000
Lockheed Martin Corp.
   2.544%, due 08/15/33 @                                6,500,000     6,893,900
                                                                     -----------
                                                                      14,363,900
                                                                     -----------
Automobiles -- 0.2%
Ford Motor Co.
   6.500%, due 01/15/32 (b)                                 60,000     2,720,400
                                                                     -----------
Commercial Services & Supplies -- 0.2%
Charles River Associates, Inc.
   2.875%, due 06/15/34                                  2,150,000     3,206,188
                                                                     -----------
Computer Software & Processing -- 0.4%
Mentor Graphics
   6.875%, due 06/15/07                                  5,000,000     5,175,000
                                                                     -----------
Construction Materials -- 0.6%
Fluor Corp. New
   1.500%, due 02/15/24                                  7,500,000     8,512,500
                                                                     -----------
Electrical Equipment -- 0.4%
LSI Logic Corp.
   4.000%, due 05/15/10                                  6,000,000     5,415,000
                                                                     -----------
Electronic Equipment & Instruments -- 0.4%
Corning, Inc.
   7.000%, due 03/15/07                                  1,000,000     1,006,250
EDO Corp.
   5.250%, due 04/15/07                                  1,500,000     1,545,000
Flir Systems, Inc.
   3.000%, due 06/01/23                                  1,500,000     2,298,750
                                                                     -----------
                                                                       4,850,000
                                                                     -----------
Financial Services -- 0.8%
American Express Company
   1.850%, due 12/01/33                                  3,000,000     3,082,500
Morgan Stanley Group, Inc.
   1.000%, due 03/30/12 (144A) (a)                       3,500,000     3,478,125
Lehman Brothers Holdings, Inc.
   6.250%, due 10/15/07                                    140,000     3,696,000
                                                                     -----------
                                                                      10,256,625
                                                                     -----------

MET INVESTORS SERIES TRUST
LORD ABBETT BOND DEBENTURE PORTFOLIO

PORTFOLIO OF INVESTMENTS (UNAUDITED) - CONTINUED
MARCH 31, 2005
(PERCENTAGE OF NET ASSETS)

Food Products -- 0.6%
Bunge, Ltd.
   3.750%, due 11/15/22                                   4,500,000    7,582,500
                                                                      ----------
Health Care Equipment & Supplies -- 1.8%
Medtronic, Inc.
   1.250%, due 09/15/21                                   4,000,000    4,010,000
Advanced Med Optics, Inc.
   2.500%, due 07/15/24                                   5,000,000    4,987,500
Fisher Scientific International, Inc.
   2.500%, due 10/01/23                                   8,000,000   10,750,000
Invitrogen Corp.
   1.500%, due 02/15/24                                   5,500,000    4,950,000
                                                                      ----------
                                                                      24,697,500
                                                                      ----------
Health Care Providers & Services -- 0.7%
Lifepoint Hospitals, Inc.
   4.500%, due 06/01/09                                   5,000,000    5,156,250
Universal Health Services, Inc.
   0.426%, due 06/23/20                                   6,500,000    4,030,000
                                                                      ----------
                                                                       9,186,250
                                                                      ----------
Hotels, Restaurants & Leisure -- 0.9%
Fairmont Hotels & Resorts, Inc.
   3.750%, due 12/01/23                                   7,000,000    7,647,500
Hilton Hotels Corp.
   3.375%, due 04/15/23 (b)                               3,500,000    4,068,750
                                                                      ----------
                                                                      11,716,250
                                                                      ----------
Leisure Equipment & Products -- 0.3%
International Game Technology
   1.632%, due 01/29/33 +                                 7,500,000    4,846,875
                                                                      ----------
Machinery -- 0.4%
AGCO Corp.
   1.750%, due 12/31/33 (b)                               5,000,000    4,956,250
                                                                      ----------
Media -- 1.5%
Lions Gate Entertainment Corp.
   3.625%, due 03/15/25 (144A) (a)                        2,000,000    2,130,000
Disney Walt Co.
   2.125%, due 04/15/23                                   7,500,000    8,278,125
Liberty Media Corp.
   3.250%, due 03/15/31                                   8,250,000    7,084,687
Sinclair Broadcast Group, Inc.
   4.875%/
   2.000%, due 07/15/18 ++                                2,500,000    2,193,750
                                                                      ----------
                                                                      19,686,562
                                                                      ----------
Metals & Mining -- 0.5%
Placer Dome, Inc.
   2.750%, due 10/15/23 (Yankee)                          7,000,000    7,525,000
                                                                      ----------
Oil & Gas -- 1.0%

MET INVESTORS SERIES TRUST
LORD ABBETT BOND DEBENTURE PORTFOLIO

PORTFOLIO OF INVESTMENTS (UNAUDITED) - CONTINUED
MARCH 31, 2005
(PERCENTAGE OF NET ASSETS)

Hanover Compressor Co.
   4.750%, due 01/15/14                                  5,000,000     5,562,500
Airgas, Inc.
   6.250%, due 07/15/14 (b)                              4,000,000     4,010,000
Quicksilver Resources, Inc.
   1.875%, due 11/01/24 (144A) (a)                       3,000,000     3,780,000
                                                                     -----------
                                                                      13,352,500
                                                                     -----------
Pharmaceuticals -- 2.5%
Celgene Corp.
   1.750%, due 06/01/08                                  2,500,000     3,750,000
SFBC International, Inc.
   2.250%, due 08/15/24                                  5,500,000     6,290,625
Allergan, Inc.
   0.851%, due 11/06/22 +                                3,000,000     2,628,750
Amylin Pharmaceuticals Inc.
   2.500%, due 04/15/11                                  2,325,000     2,066,344
Schering Plough Corp.
   6.000%, due 09/14/07                                     75,000     3,772,500
Teva Pharmaceutical Finance B.V.
   0.375%, due 11/15/22                                  4,025,000     5,916,750
   0.500%, due 02/01/24                                  1,750,000     1,750,000
Watson Pharmaceuticals, Inc.
   1.750%, due 03/15/23                                  7,500,000     7,162,500
                                                                     -----------
                                                                      33,337,469
                                                                     -----------
Retail - Multiline -- 0.4%
Costco Wholesale Corp.
   0.034%, due 08/19/17 +                                5,000,000     5,031,250
                                                                     -----------
Retail - Specialty -- 0.2%
Saks, Inc.
   2.000%, due 03/15/24                                  3,000,000     3,187,500
                                                                     -----------
Semiconductor Equipment & Products -- 0.2%
Cypress Semiconductor Corp.
   1.250%, due 06/15/08                                  2,330,000     2,493,100
                                                                     -----------
Software -- 1.1%
DST Systems, Inc., - Series A
   4.125%, due 08/15/23                                  7,000,000     8,233,750
EMC Corp.
   4.500%, due 04/01/07                                  6,500,000     6,638,125
                                                                     -----------
                                                                      14,871,875
                                                                     -----------
Telecommunication Services - Wireless -- 0.2%
Nextel Communications, Inc.
   5.250%, due 01/15/10 (b)                              2,500,000     2,575,000
                                                                     -----------
Total Convertible Bonds (Cost $222,984,544)                          225,148,619
                                                                     -----------

Security
Description                                                 Shares     Value
--------------------------------------------------------------------------------
Common Stocks -- 0.3%

MET INVESTORS SERIES TRUST
LORD ABBETT BOND DEBENTURE PORTFOLIO

PORTFOLIO OF INVESTMENTS (UNAUDITED) - CONTINUED
MARCH 31, 2005
(PERCENTAGE OF NET ASSETS)

Aerospace & Defense -- 0.1%
Raytheon Co.                                                 39,150    1,515,105
                                                                      ----------
Communications Equipment -- 0.0%
Call-Net Enterprises, Inc. - Class
B* (b)                                                       16,571       96,112
                                                                      ----------
Internet Software & Services -- 0.0%
McDATA Corp. - Class A* (b)                                     440        1,659
                                                                      ----------
Paper & Forest Products -- 0.0%
PT Indah Kiat Pulp & Paper Corp. *                        1,867,500      260,313
                                                                      ----------
Software -- 0.0%
EMC Corp.                                                    12,000      147,840
                                                                      ----------
Telecommunication Services - Diversified -- 0.2%
Avaya, Inc. * (b)                                           215,301    2,514,715
                                                                      ----------

Total Common Stocks (Cost $5,446,964)                                  4,535,744
                                                                      ----------
Preferred Stock -- 3.0%
Banks -- 0.2%
Marshall & Ilsley Corp. 6.500% (b)                          100,000    2,661,000
                                                                      ----------
Beverages, Food & Tobacco -- 0.2%
Constellation Brands, Inc. (b)                               75,000    3,030,750
                                                                      ----------
Electrical Equipment -- 0.5%
FPL Group, Inc. 8.00% (b)                                   100,000    6,201,000
                                                                      ----------
Food & Drug Retailing -- 0.2%
Albertsons, Inc. 7.250%                                     150,000    3,393,000
                                                                      ----------
Health Care Equipment & Supplies -- 0.1%
Omnicare Capital II 4.000%                                   35,000    1,804,950
                                                                      ----------
Insurance -- 0.1%
XL Capital, Ltd. (b)                                         45,000    1,077,750
                                                                      ----------
Media -- 0.6%
Interpublic Group of Companies,
Inc. - Series A 5.375%(b)                                   120,000    5,456,400
Sinclair Broadcast Group, Inc. -
Series D, 6.00%                                              55,700    2,297,625
                                                                      ----------
                                                                       7,754,025
                                                                      ----------
Oil & Gas -- 0.9%
Chesapeake Energy Corp.                                       5,000    7,018,000
Williams Cos, Inc. (b)                                       50,000    4,550,000
                                                                      ----------
                                                                      11,568,000
                                                                      ----------
Utilities -- 0.1%

MET INVESTORS SERIES TRUST
LORD ABBETT BOND DEBENTURE PORTFOLIO

PORTFOLIO OF INVESTMENTS (UNAUDITED) - CONTINUED
MARCH 31, 2005
(PERCENTAGE OF NET ASSETS)

PNM Resources, Inc. 6.750%                                   27,825    1,385,685

United States -- 0.1%
Federal National Mortgage Assoc.
   5.375%, due 12/31/49                                          15    1,405,674
                                                                      ----------
Total Preferred Stock (Cost $37,991,592)                              40,281,834
                                                                      ----------

Security                                               Par
Description                                           Amount          Value
--------------------------------------------------------------------------------
Short-Term Investments -- 25.2%
   -- 17.9%
State Street Navigator Securities Lending Prime
   Portfolio (e)                                   239,805,012      239,805,012
                                                                 --------------

State Street Bank & Trust Co., Repurchase
   Agreement, dated 03/31/05 at 1.750% to be
   repurchased at $98,070,767 on 04/01/05
   collateralized by $100,510,000 FHLB 4.375%
   due 03/17/10 with a value of $100,031,572        98,066,000       98,066,000
                                                                 --------------
Total Short-Term Investments (Cost $337,871,012)                    337,871,012
                                                                 --------------
TOTAL INVESTMENTS -- 116.0%
   (Cost $1,541,679,983)                                          1,555,991,606
Other Assets and Liabilities (net) -- (16.0%)                      (215,188,672)
                                                                 --------------
TOTAL NET ASSETS -- 100.0%                                       $1,340,802,934
                                                                 ==============

Portfolio Footnotes:

Aggregate unrealized appreciation and depreciation, based on cost for federal income tax purposes, are $44,093,560 and $29,781,937 respectively, resulting in a net unrealized appreciation of $14,311,623.

*        Non-income producing security.

+        Zero coupon bond- Interest rate represents current yield to maturity.

++ Security is a "step-up" bond where coupon increases or steps up at a predetermined date. Rates shown are current coupon and next coupon rate when security steps up.

+++ Security is a "step-down" bond where coupon decreases or steps down at a predetermined date. Rates shown are current coupon and next coupon rate when security steps down.

@ Variable or floating rate security. The stated rate represents the rate at March 31, 2005.

(a) Securities that may be resold to "qualified institutional buyers" under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(b)      All or a portion of security out on loan.

(c)      Security is in default.

(e) Represents investment of collateral received from securities lending transactions.

REIT -   Real Estate Investment Trust

FHLB -   Federal Home Loan Bank

Yankee - U.S. Dollar denominated bonds issued by non-U.S. companies in the U.S.

The following table summarizes the credit composition of the portfolio holdings of the Lord Abbett Bond Debenture Portfolio at March 31, 2005, based upon credit quality ratings issued by Standard & Poor's. For securities not rated by Standard & Poor's, the equivalent Moody's rating is used.

                                                                     Percent of
                                                                      Portfolio
Portfolio Composition by Credit Quality                              (Unaudited)
--------------------------------------------------------------------------------
AAA/Government/Government Agency                                        12.67%
AA                                                                       0.40%
A                                                                        3.37%
BBB                                                                     10.49%
BB                                                                      13.46%
B                                                                       42.16%
Below B                                                                  8.34%
Equities/Other                                                           9.11%
                                                                       ------
Total:                                                                 100.00%
                                                                       ======

MET INVESTORS SERIES TRUST
LORD ABBETT GROWTH AND INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (UNAUDITED)
MARCH 31, 2005
(PERCENTAGE OF NET ASSETS)

Security Description                                  Shares          Value
--------------------------------------------------------------------------------

Common Stocks -- 95.4%
Aerospace & Defense -- 0.7%
Honeywell International, Inc.                          571,597   $   21,269,124
                                                                 --------------
Air Freight & Logistics -- 0.9%
United Parcel Service, Inc. - Class B                  407,570       29,646,642
                                                                 --------------
Banks -- 3.5%
Bank of New York Co., Inc.                           1,411,867       41,014,736
Marshall & Ilsley Corp.(a)                             265,420       11,081,285
U.S. Bancorp                                           445,800       12,847,956
Wachovia Corp.                                         518,204       26,381,766
Wells Fargo Co.                                        324,591       19,410,542
                                                                 --------------
                                                                    110,736,285
                                                                 --------------
Beverages -- 2.0%
Diageo Plc (ADR)(a)                                    202,000       11,493,800
PepsiCo, Inc.                                          968,576       51,363,585
                                                                 --------------
                                                                     62,857,385
                                                                 --------------
Biotechnology -- 0.0%
Amgen, Inc.*                                            26,300        1,530,923
                                                                 --------------
Chemicals -- 5.1%
Dow Chemical Co.                                       114,200        5,692,870
E.I. du Pont de Nemours & Co.                        1,390,132       71,230,364
Monsanto Co.                                           377,115       24,323,917
Potash Corp. of Saskatchewan, Inc.(a)                  280,370       24,535,179
Praxair, Inc.                                          750,550       35,921,323
                                                                 --------------
                                                                    161,703,653
                                                                 --------------
Commercial Services & Supplies -- 0.8%
Waste Management, Inc.                                 865,035       24,956,260
                                                                 --------------
Communications Equipment -- 1.6%
Motorola, Inc.                                       3,346,749       50,100,833
                                                                 --------------
Computers & Peripherals -- 2.2%
Apple Computer, Inc.*                                  349,316       14,555,998
EMC Corp.*                                           2,730,278       33,637,025
Hewlett-Packard Co.                                    947,400       20,785,956
                                                                 --------------
                                                                     68,978,979
                                                                 --------------
Construction & Engineering -- 0.0%
Fluor Corp.                                             29,000        1,607,470
                                                                 --------------
Electrical Equipment -- 0.8%
Emerson Electric Co.                                   377,200       24,491,596
                                                                 --------------
Electronic Equipment & Instruments -- 1.8%
Solectron Corp.* (a)                                 3,621,257       12,565,762
Xerox Corp.*                                         2,998,840       45,432,426
                                                                     57,998,188

MET INVESTORS SERIES TRUST
LORD ABBETT GROWTH AND INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (UNAUDITED) - CONTINUED
MARCH 31, 2005
(PERCENTAGE OF NET ASSETS)

Energy Equipment & Services -- 3.6%
Baker Hughes, Inc.                                     953,670       42,428,778
GlobalSantaFe Corp.                                    302,785       11,215,157
Schlumberger, Ltd.                                     846,473       59,659,417
                                                                 --------------
                                                                    113,303,352
                                                                 --------------
Financial Services -- 8.8%
Bank of America Corp.                                  723,286       31,896,913
Citigroup, Inc.                                      1,077,349       48,416,064
Goldman Sachs Group, Inc.                              203,600       22,393,964
J.P. Morgan Chase & Co.                              2,090,822       72,342,441
MBNA Corp.                                             562,287       13,804,146
Mellon Financial Corp.                               1,458,830       41,635,008
Merrill Lynch & Co., Inc.                              729,010       41,261,966
Mitsubishi Tokyo Financial Group,
Inc.(ADR) (a)                                          759,500        6,569,675
Morgan Stanley                                          38,700        2,215,575
                                                                 --------------
                                                                    280,535,752
                                                                 --------------
Food Products -- 4.0%
Archer-Daniels-Midland Co.                             413,424       10,161,962
Campbell Soup Co.                                      327,998        9,518,502
H.J. Heinz Co.                                         615,050       22,658,442
Kellogg Co.                                            300,098       12,985,240
Kraft Foods, Inc. - Class A(a)                       2,136,179       70,600,716
                                                                 --------------
                                                                    125,924,862
                                                                 --------------
Food Retailers -- 1.3%
Kroger Co. (The)*                                    2,647,595       42,440,948
                                                                 --------------
Health Care Equipment & Supplies -- 1.7%
Baxter International, Inc.                           1,383,135       46,998,927
Guidant Corp.                                           78,145        5,774,916
                                                                 --------------
                                                                     52,773,843
                                                                 --------------
Health Care Providers & Services -- 2.3%
Cardinal Health, Inc.(a)                               721,530       40,261,374
CIGNA Corp.                                            375,585       33,539,740
                                                                 --------------
                                                                     73,801,114
                                                                 --------------
Household Durables -- 0.6%
Newell Rubbermaid, Inc.(a)                             825,150       18,103,791
                                                                 --------------
Household Products -- 1.8%
Clorox Co. (The)                                       395,211       24,894,341
Kimberly-Clark Corp.                                   490,359       32,231,297
                                                                 --------------
                                                                     57,125,638
                                                                 --------------
Industrial Conglomerates -- 4.6%
General Electric Co.                                 2,686,615       96,879,337
Tyco International, Ltd.                             1,488,576       50,313,869
                                                                 --------------
                                                                    147,193,206
                                                                 --------------
Insurance -- 1.9%
American International Group, Inc.                     695,551       38,540,481
Hartford Financial Services Group, Inc.                322,375       22,102,030
                                                                 --------------
                                                                     60,642,511
                                                                 --------------
Machinery -- 6.5%

MET INVESTORS SERIES TRUST
LORD ABBETT GROWTH AND INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (UNAUDITED) - CONTINUED
MARCH 31, 2005
(PERCENTAGE OF NET ASSETS)

Caterpillar, Inc.                                      305,909       27,972,319
Deere & Co.                                          1,268,456       85,151,451
Eaton Corp.                                            649,830       42,498,882
Illinois Tool Works, Inc.                              156,200       13,984,586
Pall Corp.(a)                                          117,502        3,186,654
Parker-Hannifin Corp.                                  573,901       34,962,049
                                                                 --------------
                                                                    207,755,941
                                                                 --------------
Media -- 5.8%
Clear Channel Communications, Inc.                     554,330       19,107,755
Comcast Corp. - Class A*                             1,807,347       60,365,390
Tribune Co.                                            771,475       30,758,708
Viacom, Inc. - Class B                                 483,905       16,854,411
Walt Disney Co.                                      2,014,437       57,874,775
                                                                 --------------
                                                                    184,961,039
                                                                 --------------
Metals & Mining -- 3.3%
Alcoa, Inc.                                          1,214,589       36,911,360
Barrick Gold Corp.                                     462,950       11,092,282
Newmont Mining Corp.                                 1,362,206       57,553,203
                                                                 --------------
                                                                    105,556,845
                                                                 --------------
Oil & Gas -- 6.7%
El Paso Corp.(a)                                       614,200        6,498,236
Exxon Mobil Corp.                                    3,454,800      205,906,080
                                                                 --------------
                                                                    212,404,316
                                                                 --------------
Paper & Forest Products -- 2.1%
International Paper Co.                              1,848,318       67,999,619
                                                                 --------------
Personal Products -- 0.9%
Gillette Co.                                           549,860       27,756,933
                                                                 --------------
Pharmaceuticals -- 9.5%
Bristol-Myers Squibb Co.                               849,082       21,617,628
GlaxoSmithKline Plc (ADR)(a)                           623,102       28,612,844
Johnson & Johnson                                       32,449        2,179,275
MedImmune, Inc.*                                       779,444       18,558,561
Merck & Co., Inc.                                      950,960       30,782,575
Novartis AG (ADR)                                    1,220,100       57,076,278
Pfizer, Inc.                                         1,833,862       48,175,555
Schering-Plough Corp.                                1,693,298       30,733,358
Wyeth                                                1,538,610       64,898,570
                                                                 --------------
                                                                    302,634,644
                                                                 --------------
Retail - Multiline -- 1.9%
CVS Corp.(a)                                           561,820       29,562,968
Federated Department Stores, Inc.                       72,100        4,588,444
Target Corp.                                           124,485        6,226,740
Wal-Mart Stores, Inc.                                  418,000       20,945,980
                                                                 --------------
                                                                     61,324,132
                                                                 --------------
Road & Rail -- 2.5%
Canadian National Railway Co.                          474,715       30,054,207
CSX Corp.                                              389,430       16,219,759
Union Pacific Corp.(a)                                 502,764       35,042,651
                                                                 --------------
                                                                     81,316,617
                                                                 --------------

MET INVESTORS SERIES TRUST
LORD ABBETT GROWTH AND INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS (UNAUDITED) - CONTINUED
MARCH 31, 2005
(PERCENTAGE OF NET ASSETS)

Semiconductor Equipment & Products -- 0.3%
Texas Instruments, Inc.                                348,050        8,871,794
                                                                 --------------
Software -- 1.2%
Microsoft Corp.                                      1,615,300       39,041,801
                                                                 --------------
Telecommunication Services - Diversified -- 3.0%
SBC Communications, Inc.(a)                          1,334,613       31,616,982
Sprint Corp.                                           406,675        9,251,856
Verizon Communications, Inc.                         1,528,664       54,267,572
                                                                 --------------
                                                                     95,136,410
                                                                 --------------
Textiles, Apparel & Luxury Goods -- 1.0%
NIKE, Inc. - Class B                                   374,460       31,196,263
                                                                 --------------
Utilities -- 0.7%
PG&E Corp.                                             154,675        5,274,417
Progress Energy, Inc.(a)                               433,047       18,166,322
                                                                     23,440,739
                                                                 --------------
Total Common Stocks (Cost $2,655,089,870)                         3,037,119,448
                                                                 --------------

Security Description                                Par Amount        Value
--------------------------------------------------------------------------------
Short-Term Investments -- 8.5%
State Street Bank & Trust Co.,
Repurchase Agreement, dated
03/31/05 at 1.75% to be repurchased
at $184,386,963 on 04/01/05
collateralized by $54,865,000 FHLB
3.800% due 04/06/09 with a value of
$54,659,256                                         36,875,600       36,875,600
State Street Bank & Trust Co.,
Repurchase Agreement, dated
03/31/05 at 1.75% to be repurchased
at $184,386,963 on 04/01/05
collateralized by $510,000 FHLB
5.375% due 05/15/19 with a value of
$532,313                                            36,875,600       36,875,600
State Street Bank & Trust Co.,
Repurchase Agreement, dated
03/31/05 at 1.75% to be repurchased
at $184,386,963 on 04/01/05
collateralized by $11,245,000 FNMA
1.000% due 07/16/13 with a value of
$11,104,438                                         36,875,600       36,875,600
State Street Bank & Trust Co.,
Repurchase Agreement, dated
03/31/05 at 1.75% to be repurchased
at $184,386,963 on 04/01/05
collateralized by $96,290,000 FHLB
4.375% due 03/17/10 with a value of
$95,831,660                                         36,875,600       36,875,600

State Street Bank & Trust Co.,
Repurchase Agreement, dated
03/31/05 at 1.75% to be repurchased
at $184,386,963 on 04/01/05
collateralized by $26,005,000 FHLB
1.950% due 04/02/18 with a value of
$25,939,988                                         36,875,600       36,875,600
State Street Navigator Securities
Lending Prime Portfolio(b)                          84,034,959       84,034,959
                                                                 --------------
Total Short-Term Investments (Cost $268,412,959)                    268,412,959
                                                                 --------------
TOTAL INVESTMENTS -- 103.9%
(Cost $2,923,502,829)                                             3,305,532,407

Other Assets and Liabilities (net) -- (3.9%)                       (122,845,731)
                                                                 --------------
TOTAL NET ASSETS -- 100.0%                                       $3,182,686,676
                                                                 ==============

Portfolio Footnotes:

Aggregate unrealized appreciation and depreciation, based on cost for federal income tax purposes, are $480,526,430 and $98,496,852 respectively, resulting in a net unrealized appreciation of $382,029,578.

*      Non-income producing security.

(a)    All or a portion of security out on loan.

(b) Represents investment of collateral received from securities lending transactions.

ADR -  American Depositary Receipt

FHLB - Federal Home Loan Bank

FNMA - Federal National Mortgage Association

MET INVESTORS SERIES TRUST
LORD ABBETT GROWTH OPPORTUNITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (UNAUDITED)
MARCH 31, 2005
(PERCENTAGE OF NET ASSETS)

Security
Description                                                Shares       Value
--------------------------------------------------------------------------------
Common Stocks -- 97.4%
Auto Components -- 1.6%
Advance Auto Parts, Inc.*                                    19,100   $  963,595
                                                                      ----------
Banks -- 1.2%
North Fork Bancorporation, Inc.                              26,000      721,240
                                                                      ----------
Biotechnology -- 1.8%
Invitrogen Corp.*                                            15,300    1,058,760
                                                                      ----------
Building Products -- 2.1%
Danaher Corp.                                                 6,700      357,847
MSC Industrial Direct Co., Inc. - Class A                    28,800      880,128
                                                                      ----------
                                                                       1,237,975
                                                                      ----------
Chemicals -- 3.4%
Ecolab, Inc.                                                 15,800      522,190
Monsanto Co.                                                 10,900      703,050
Rohm & Haas Co.                                              17,100      820,800
                                                                      ----------
                                                                       2,046,040
                                                                      ----------
Coal -- 0.8%
Headwaters, Inc.* (a)                                        14,700      482,454
                                                                      ----------
Commercial Services & Supplies -- 7.3%
Cerner Corp.* (a)                                             6,800      357,068
Corinthian Colleges, Inc.* (a)                               58,600      921,192
Education Management Corp.*                                  23,000      642,850
Hewitt Associates, Inc. - Class A* (a)                       12,000      319,200
Iron Mountain, Inc.*                                         16,975      489,559
Kelly Services, Inc. - Class A                               10,800      310,932
Robert Half International, Inc.                              25,000      674,000
United Rentals, Inc.* (a)                                    31,000      626,510
                                                                      ----------
                                                                       4,341,311
                                                                      ----------
Communications Equipment -- 1.1%
Avaya, Inc.*                                                 58,200      679,776
                                                                      ----------
Communications Services -- 2.2%
Alliance Data Systems Corp. *                                19,100      771,640
EchoStar Communications Corp. - Class A                      17,600      514,800
                                                                      ----------
                                                                       1,286,440
                                                                      ----------
Construction & Engineering -- 2.3%
Dycom Industries, Inc.* (a)                                  21,600      496,584
Jacobs Engineering Group, Inc.*                              16,700      867,064
                                                                      ----------
                                                                       1,363,648
                                                                      ----------
Electrical Equipment -- 1.1%
Symbol Technologies, Inc.                                    43,500      630,315
                                                                      ----------
Electronic Equipment & Instruments -- 4.0%
Broadcom Corp. - Class A *                                   15,600      466,752
Fisher Scientific International, Inc.*                       14,800      842,416
Microchip Technology, Inc.                                   23,400      608,634
Xilinx, Inc.                                                 16,800      491,064

MET INVESTORS SERIES TRUST
LORD ABBETT GROWTH OPPORTUNITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (UNAUDITED) - CONTINUED
MARCH 31, 2005
(PERCENTAGE OF NET ASSETS)

                                                                       2,408,866
                                                                       ---------
Financial Services -- 6.7%
Affiliated Managers Group, Inc.* (a)                           7,549     468,264
Capitalsource, Inc.* (a)                                      21,800     501,400
CIT Group, Inc.                                               27,500   1,045,000
Investors Financial Services Corp.(a)                         14,600     714,086
Legg Mason, Inc.                                               6,000     468,840
Providian Financial Corp.*                                    45,600     782,496
                                                                       ---------
                                                                       3,980,086
                                                                       ---------
Food Products -- 1.6%
Ralcorp Holdings, Inc.(a)                                     19,900     942,265
                                                                       ---------
Health Care Equipment & Supplies -- 1.8%
Bard (C.R.), Inc.                                              6,100     415,288
Boston Scientific Corp.*                                      12,900     377,841
INAMED Corp.*                                                  4,100     286,508
                                                                       ---------
                                                                       1,079,637
                                                                       ---------
Health Care Providers & Services -- 7.0%
Caremark Rx, Inc.*                                            17,400     692,172
Community Health Systems, Inc.*                               29,800   1,040,318
DaVita, Inc.*                                                 16,200     677,970
Lincare Holdings, Inc.*                                       15,500     685,565
Omnicare, Inc.                                                13,100     464,395
PacifiCare Health Systems, Inc.*                              11,000     626,120
                                                                       ---------
                                                                       4,186,540
                                                                       ---------
Hotels, Restaurants & Leisure -- 4.3%
Hilton Hotels Corp.                                           28,100     628,035
Panera Bread Co. - Class A* (a)                               11,300     638,789
Penn National Gaming, Inc. *                                  15,700     461,266
Royal Caribbean Cruises, Ltd.(a)                              19,100     853,579
                                                                       ---------
                                                                       2,581,669
                                                                       ---------
Household Products -- 2.9%
Clorox Co. (The)                                              12,600     793,674
Nu Skin Enterprises, Inc. - Class A(a)                        30,000     675,300
Prestige Brands Holdings, Inc.*                               16,000     282,400
                                                                       ---------
                                                                       1,751,374
                                                                       ---------
Industrial Conglomerates -- 1.3%
ITT Industries, Inc.                                           8,600     776,064
                                                                       ---------
Internet Software & Services -- 3.9%
Ask Jeeves, Inc.* (a)                                          6,800     190,944
CNET Networks, Inc.* (a)                                      19,900     187,856
IAC / Interactive corp.*                                      22,103     492,234
Juniper Networks, Inc.*                                       29,800     657,388
Monster Worldwide, Inc. *                                     13,300     373,065
TIBCO Software, Inc.*                                         55,600     414,220
                                                                       ---------
                                                                       2,315,707
                                                                       ---------
IT Consulting & Services -- 2.9%
CACI International, Inc. - Class A*                           17,800     983,094
Computer Sciences Corp.*                                      16,000     733,600
                                                                       ---------
                                                                       1,716,694
                                                                       ---------

MET INVESTORS SERIES TRUST
LORD ABBETT GROWTH OPPORTUNITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (UNAUDITED) - CONTINUED
MARCH 31, 2005
(PERCENTAGE OF NET ASSETS)

Machinery -- 3.6%
Ingersoll-Rand Co. - Class A                                  13,600   1,083,240
Nordson Corp.                                                 13,100     482,342
Timken Co. (The)                                              21,600     590,544
                                                                       ---------
                                                                       2,156,126
                                                                       ---------
Media -- 2.9%
Cablevision Systems Corp. - NY Group - Class A *              21,700     608,685
Univision Communications, Inc. - Class A*                     18,400     509,496
Westwood One, Inc.*                                           31,300     636,955
                                                                       ---------
                                                                       1,755,136
                                                                       ---------
Oil & Gas -- 5.0%
Halliburton Co.                                               24,000   1,038,000
Noble Corp.                                                    9,700     545,237
Weatherford International, Ltd.*                              16,000     927,040
XTO Energy, Inc.                                              13,553     445,091
                                                                       ---------
                                                                       2,955,368
                                                                       ---------
Pharmaceuticals -- 9.4%
Barr Pharmaceuticals, Inc.*                                   10,500     512,715
Cephalon, Inc.* (a)                                           10,600     496,398
Covance, Inc.*                                                14,400     685,584
Endo Pharmaceuticals Holdings, Inc.*                          31,100     701,305
Eyetech Pharmaceuticals, Inc.* (a)                            10,500     288,750
Genzyme Corp.*                                                12,900     738,396
IVAX Corp.*                                                   31,550     623,744
Medicines Co.* (a)                                             7,200     163,152
OSI Pharmaceuticals, Inc.*                                     3,500     144,690
QLT, Inc.* (a)                                                40,600     522,116
Teva Pharmaceutical Industries, Ltd. (ADR)                    23,300     722,300
                                                                       ---------
                                                                       5,599,150
                                                                       ---------
Retail - Multiline -- 1.2%
Dollar Tree Stores, Inc.*                                     25,200     723,996
                                                                       ---------
Retail - Specialty -- 4.9%
American Eagle Outfitters, Inc.                               24,000     709,200
Dollar General Corp.(a)                                       38,400     841,344
Linens 'n Things, Inc. * (a)                                  19,000     471,770
PETCO Animal Supplies, Inc.*                                  23,700     872,397
                                                                       ---------
                                                                       2,894,711
                                                                       ---------
Road & Rail -- 0.5%
Heartland Express, Inc.                                       14,300     273,845
                                                                       ---------
Semiconductor Equipment & Products -- 1.5%
Linear Technology Corp.                                       13,700     524,847
Silicon Laboratories, Inc.* (a)                               11,500     341,665
                                                                       ---------
                                                                         866,512
                                                                       ---------
Software -- 4.5%
Amdocs, Ltd.*                                                 31,300     888,920
Hyperion Solutions Corp.* (a)                                 11,100     489,621
Informatica Corp.* (a)                                        42,800     353,956
Ingram Micro, Inc. - Class A*                                 22,300     371,741
Take-Two Interactive Software, Inc.* (a)                      15,600     609,960

MET INVESTORS SERIES TRUST
LORD ABBETT GROWTH OPPORTUNITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (UNAUDITED) - CONTINUED
MARCH 31, 2005
(PERCENTAGE OF NET ASSETS)

                                                                       2,714,198
                                                                      ----------
Telecommunication Services - Wireless -- 1.4%
Nextel Partners, Inc. - Class A* (a)                         38,300      841,068
                                                                      ----------
Transportation -- 0.5%
UTI Worldwide, Inc.                                           4,600      319,470
                                                                      ----------
Trucking & Freight Forwarding -- 0.7%
Landstar System, Inc.*                                       13,400      438,850
                                                                      ----------
Total Common Stocks (Cost $50,910,247)                                58,088,886
                                                                      ----------

Security                                                   Par
Description                                              Amount         Value
--------------------------------------------------------------------------------
Short-Term Investments -- 17.8%
State Street Bank & Trust Co., Repurchase Agreement,
   dated 03/31/05 at 1.050% to be purchased at
   $1,658,048 on 04/01/05 collateralized by
   $1,625,000 FHLB 5.375% due 05/15/19 with a value
   of $1,696,094                                       $1,658,000     1,658,000
State Street Navigator Securities Lending Prime
   Portfolio(b)                                         8,976,395     8,976,395
                                                                    -----------
Total Short-Term Investments (Cost $10,634,395)                      10,634,395
                                                                    -----------

TOTAL INVESTMENTS--  115.2%
   (Cost $61,544,642)                                                68,723,281

Other Assets and Liabilities (net) -- (15.2%)                        (9,067,627)

                                                                    -----------
TOTAL NET ASSETS-- 100.0%                                           $59,655,654
                                                                    ===========

Portfolio Footnotes:

Aggregate unrealized appreciation and depreciation, based on cost for federal income tax purposes, are $8,438,328 and $1,259,689 respectively, resulting in a net unrealized appreciation of $7,178,639.

*      Non-income producing security.

(a)    All or a portion of security out on loan.

(b) Represents investment of collateral received from securities lending transactions.

ADR -  American Depositary Receipt

FHLB - Federal Home Loan Bank

MET INVESTORS SERIES TRUST
LORD ABBETT MID-CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (UNAUDITED)
MARCH 31, 2005
(PERCENTAGE OF NET ASSETS)

Security Description                                    Shares         Value
--------------------------------------------------------------------------------

Common Stocks -- 98.0%
Auto Components -- 1.5%
Dana Corp.                                               364,400   $  4,660,676
                                                                   ------------
Chemicals -- 9.9%
Crompton Corp.(a)                                        337,800      4,931,880
Eastman Chemical Co.                                     143,900      8,490,100
Monsanto Co.                                              97,000      6,256,500
Mosaic Co. (The)*                                        335,700      5,727,042
Potash Corp. of Saskatchewan, Inc.(a)                     62,000      5,425,620
                                                                   ------------
                                                                     30,831,142
                                                                   ------------
Commercial Services & Supplies -- 1.9%
R. R. Donnelley & Sons Co.                               188,424      5,957,967
                                                                   ------------
Communications Equipment -- 1.0%
Avaya, Inc.*                                             266,400      3,111,552
                                                                   ------------
Containers & Packaging -- 4.0%
Ball Corp.                                               141,500      5,869,420
Pactiv Corp.*                                            275,100      6,423,585
                                                                   ------------
                                                                     12,293,005
                                                                   ------------
Electric Utilities -- 5.1%
Ameren Corp.(a)                                          117,500      5,758,675
CMS Energy Corp.* (a)                                    349,200      4,553,568
Northeast Utilities                                      217,300      4,187,371
Puget Energy, Inc.(a)                                     56,300      1,240,852
                                                                   ------------
                                                                     15,740,466
                                                                   ------------
Energy Equipment & Services -- 6.5%
GlobalSantaFe Corp.                                      168,600      6,244,944
Halliburton Co.                                          184,700      7,988,275
Pride International, Inc.* (a)                           237,200      5,892,048
                                                                   ------------
                                                                     20,125,267
                                                                   ------------
Food & Drug Retailing -- 1.4%
Albertson's, Inc.(a)                                      69,600      1,437,240
Safeway, Inc.*                                            98,600      1,827,058
SUPERVALU INC.                                            32,700      1,090,545
                                                                   ------------
                                                                      4,354,843
                                                                   ------------
Food Products -- 3.0%
Archer-Daniels-Midland Co.                               244,440      6,008,335
Dean Foods Co. *                                          94,300      3,234,490
                                                                   ------------
                                                                      9,242,825
                                                                   ------------
Health Care Equipment & Supplies -- 1.8%
Bausch & Lomb, Inc.                                       76,700      5,622,110
                                                                   ------------
Health Care Providers & Services -- 3.2%
Aetna, Inc.                                               88,800      6,655,560
Caremark Rx, Inc.*                                        85,200      3,389,256
                                                                   ------------
                                                                     10,044,816
                                                                   ------------
Hotels, Restaurants & Leisure -- 1.6%

MET INVESTORS SERIES TRUST
LORD ABBETT MID-CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (UNAUDITED) - CONTINUED
MARCH 31, 2005
(PERCENTAGE OF NET ASSETS)

Brinker International, Inc. *                             91,900      3,328,618
Yum! Brands, Inc.                                         30,100      1,559,481
                                                                   ------------
                                                                      4,888,099
                                                                   ------------
Household Durables -- 5.4%
American Greetings Corp. - Class A(a)                    132,800      3,383,744
Leggett & Platt, Inc.                                    140,100      4,046,088
Newell Rubbermaid, Inc.                                  147,600      3,238,344
Snap-On, Inc.                                            140,700      4,472,853
Tupperware Corp.(a)                                       71,800      1,461,848
                                                                   ------------
                                                                     16,602,877
                                                                   ------------
Industrial Conglomerates -- 2.0%
Hubbell, Inc. - Class B                                  119,100      6,086,010
                                                                   ------------
Insurance -- 10.5%
ACE, Ltd.                                                 22,700        936,829
Conseco, Inc.*                                           196,800      4,018,656
Everest Reinsurance Group, Ltd.                           62,200      5,293,842
Lincoln National Corp.                                    32,200      1,453,508
PartnerRe, Ltd.                                           80,300      5,187,380
PMI Group, Inc. (The)                                    102,300      3,888,423
SAFECO Corp.(a)                                          150,100      7,311,371
XL Capital, Ltd. - Class A                                62,800      4,544,836
                                                                   ------------
                                                                     32,634,845
                                                                   ------------
Internet Software & Services -- 0.8%
Sabre Holdings Corp.                                     107,100      2,343,348
                                                                   ------------
IT Consulting & Services -- 1.0%
Computer Sciences Corp.*                                  67,600      3,099,460
                                                                   ------------
Machinery -- 3.7%
CNH Global N.V.                                          107,200      2,014,288
Cummins, Inc.(a)                                          55,700      3,918,495
Timken Co.                                               198,200      5,418,788
                                                                   ------------
                                                                     11,351,571
                                                                   ------------
Media -- 3.5%
Interpublic Group of Co., Inc. (The)*                    385,400      4,732,712
R.H. Donnelley Corp.*                                     56,700      3,293,703
Westwood One, Inc.*                                      146,600      2,983,310
                                                                   ------------
                                                                     11,009,725
                                                                   ------------
Oil & Gas -- 4.3%
EOG Resources, Inc.                                      129,100      6,292,334
NiSource, Inc.                                           217,600      4,959,104
Southwest Gas Corp.(a)                                    86,400      2,087,424
                                                                   ------------
                                                                     13,338,862
                                                                   ------------
Paper & Forest Products -- 4.6%
Bowater, Inc.(a)                                          66,000      2,486,220
Georgia-Pacific Corp.                                    182,915      6,491,654
MeadWestvaco Corp.                                       165,800      5,275,756
                                                                   ------------
                                                                     14,253,630
                                                                   ------------
Pharmaceuticals -- 2.2%
King Pharmaceuticals, Inc.*                              403,100      3,349,761

MET INVESTORS SERIES TRUST
LORD ABBETT MID-CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (UNAUDITED) - CONTINUED
MARCH 31, 2005
(PERCENTAGE OF NET ASSETS)

Mylan Laboratories, Inc.(a)                              196,475      3,481,537
                                                                   ------------
                                                                      6,831,298
                                                                   ------------
Real Estate -- 3.0%
Health Care Property Investors, Inc. (REIT)               32,300        758,081
Healthcare Realty Trust, Inc. (REIT)(a)                   85,955      3,132,200
Host Marriott Corp. (REIT)                               319,000      5,282,640
                                                                   ------------
                                                                      9,172,921
                                                                   ------------
Retail - Multiline -- 4.8%
Federated Department Stores, Inc.                         33,700      2,144,668
Foot Locker, Inc.                                        223,500      6,548,550
May Department Stores Co.                                105,600      3,909,312
Payless ShoeSource, Inc.* (a)                            143,400      2,264,286
                                                                   ------------
                                                                     14,866,816
                                                                   ------------
Retail - Specialty -- 1.0%
OfficeMax, Inc.(a)                                        97,000      3,249,500
                                                                   ------------
Software -- 4.3%
Cadence Design Systems, Inc. *                           340,400      5,088,980
McAfee, Inc.*                                            205,600      4,638,336
Sybase, Inc.* (a)                                        192,400      3,551,704
                                                                   ------------
                                                                     13,279,020
                                                                   ------------
Telecommunication Services - Diversified -- 1.0%
CenturyTelephone, Inc.                                    98,700      3,241,308
                                                                   ------------
Textiles, Apparel & Luxury Goods -- 1.0%
Tommy Hilfiger Corp.* (a)                                253,800      2,969,460
                                                                   ------------
Trading Companies & Distributors -- 4.0%
Genuine Parts Co.                                        161,300      7,014,937
Grainger (W.W.), Inc.                                     87,400      5,442,398
                                                                   ------------
                                                                     12,457,335
                                                                   ------------
Total Common Stocks (Cost $236,854,890)                             303,660,754
                                                                   ------------

Security Description                                  Par Amount       Value
--------------------------------------------------------------------------------
Short-Term Investments -- 14.6%
State Street Bank & Trust Co.,
Repurchase Agreement, dated
03/31/05 at 1.75% to be repurchased
at $6,284,305 on 04/01/05
collateralized by $6,430,000 FHLB
1.95% due 04/02/18 with a value of
$6,413,925                                           $ 6,284,000      6,284,000
State Street Navigator Securities
Lending Prime Portfolio(b)                            38,764,436     38,764,436
                                                                   ------------
Total Short-Term Investments (Cost $45,048,436)                      45,048,436
                                                                   ------------
TOTAL INVESTMENTS -- 112.6%
(Cost $281,903,326)                                                 348,709,190

Other Assets and Liabilities (net) -- (12.6%)                       (38,948,275)
                                                                   ------------
TOTAL NET ASSETS -- 100.0%                                         $309,760,915
                                                                   ============

Portfolio Footnotes:

Aggregate unrealized appreciation and depreciation, based on cost for federal income tax purposes, are $73,643,520 and $6,837,656 respectively, resulting in a net unrealized appreciation of $66,805,864.

*      Non-income producing security.

(a)    All or a portion of security out on loan.

(b) Represents investment of collateral received from securities lending transactions.

REIT - Real Estate Investment Trust

FHLB - Federal Home Loan Bank

Met Investors Series Trust
MetLife Aggressive Strategy Portfolio

PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2005
(Percentage of Net Assets)

Security Description                                     Shares        Value
--------------------------------------------------------------------------------
Investment Company Securities -100%
Other - 100%
Davis Venture Value
   Portfolio (Class A) *............................   3,022,115   $ 85,102,758
Goldman Sachs Mid-Cap Value
   Portfolio (Class A)..............................   1,190,044     14,518,539
Harris Oakmark Focused Value
   Portfolio (Class A) *............................      97,292     24,158,494
Harris Oakmark International
   Portfolio (Class A)..............................   3,248,697     47,690,870
Janus Aggressive Growth
   Portfolio (Class A)..............................   7,828,292     57,772,795
Jennison Growth
   Portfolio (Class A) *............................   3,197,726     33,000,536
Lord Abbett Growth and Income
   Portfolio (Class A)..............................   3,345,139     89,482,463
Met/AIM Small Cap Growth
   Portfolio (Class A)..............................   1,502,613     18,812,713
MFS Research International
   Portfolio (Class A)..............................   2,805,020     32,594,328
PIMCO PEA Innovation
   Portfolio (Class A)..............................   4,456,824     18,807,798
Third Avenue Small Cap Value
   Portfolio (Class A)..............................   2,637,842     38,565,248
Turner Mid-Cap Growth
   Portfolio (Class A)..............................   1,292,008     14,160,411
                                                                   ------------
Total Investment Company Securities
   (Cost $472,042,173)                                              474,666,953
                                                                   ------------
TOTAL INVESTMENTS - 100.0%
   (Cost $472,042,173)                                              474,666,953

Other Assets and Liabilities (net) - (0.0%)                            (161,534)

                                                                   ------------
TOTAL NET ASSETS (100.0%)                                          $474,505,419
                                                                   ============

Portfolio Footnotes:

Aggregate unrealized appreciation and depreciation, based on cost for federal income tax purposes, are $5,538,022 and $2,913,242 respectively, resulting in a net unrealized appreciation of $2,624,780.

*    Part of Metropolitan Series Fund, Inc.

Met Investors Series Trust
MetLife Balanced Strategy Portfolio

PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2005
(Percentage of Net Assets)

Security Description                                  Shares          Value
--------------------------------------------------------------------------------
Investment Company Securities - 100%
Other - 100%
Davis Venture Value
   Portfolio (Class A)* .........................    9,385,296   $  264,289,932
Goldman Sachs Mid-Cap Value
   Portfolio (Class A) ..........................    6,047,102       73,774,639
Harris Oakmark Focused Value
   Portfolio (Class A) * ........................      395,550       98,219,033
Harris Oakmark International
   Portfolio (Class A) ..........................    9,904,354      145,395,917
Janus Aggressive Growth
   Portfolio (Class A) ..........................    9,945,352       73,396,701
Jennison Growth
   Portfolio (Class A) * ........................    6,964,887       71,877,629
Lord Abbett Bond Debenture
   Portfolio (Class A) ..........................   19,288,344      238,596,814
Lord Abbett Growth and Income
   Portfolio (Class A) ..........................   11,630,867      311,125,705
Met/AIM Mid-Cap Equity
   Portfolio (Class A) ..........................    3,410,413       48,598,390
Met/AIM Small Cap Growth
   Portfolio (Class A) ..........................    3,817,973       47,801,020
MFS Research International
   Portfolio (Class A) ..........................   10,180,353      118,295,704
Neuberger Berman Real Estate
   Portfolio (Class A) ..........................    4,176,418       48,529,976
Oppenheimer Capital Appreciation
   Portfolio (Class A) ..........................   26,858,205      218,357,206
PIMCO Inflation Protected Bond
   Portfolio (Class A) ..........................   23,160,429      246,426,962
PIMCO Total Return
   Portfolio (Class A) ..........................   19,382,838      219,995,212
Third Avenue Small Cap Value
   Portfolio (Class A) ..........................    6,702,112       97,984,879
T. Rowe Price Mid-Cap Growth
   Portfolio (Class A) ..........................    6,603,743       48,801,664
Turner Mid-Cap Growth
   Portfolio (Class A) ..........................    4,377,187       47,973,968
                                                                 --------------
Total Investment Company Securities
   (Cost $2,423,875,837)                                          2,419,441,351
                                                                 --------------
TOTAL INVESTMENTS - 100.0%
   (Cost $2,423,875,837)                                          2,419,441,351

Other Assets and Liabilities (net) - (0.00%)                           (723,489)

                                                                 --------------
TOTAL NET ASSETS (100.0%)                                        $2,418,717,862
                                                                 ==============

Portfolio Footnotes:

Aggregate unrealized appreciation and depreciation, based on cost for federal income tax purposes, are $19,530,154 and $23,964,640 respectively, resulting in a net unrealized depreciation of $4,434,486.

*    Part of Metropolitan Series Fund, Inc.

Met Investors Series Trust
MetLife Defensive Strategy Portfolio

PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2005
(Percentage of Net Assets)

Security Description                                     Shares        Value
--------------------------------------------------------------------------------
Investment Company Securities -100%
Other - 100%
Davis Venture Value
   Portfolio (Class A) * ...........................     167,052   $  4,704,172
Goldman Sachs Mid-Cap Value
   Portfolio (Class A) .............................     788,682      9,621,919
Harris Oakmark International
   Portfolio (Class A) .............................     322,980      4,741,348
Jennison Growth
   Portfolio (Class A) * ...........................     454,556      4,691,022
Lord Abbett Bond Debenture
   Portfolio (Class A) .............................   2,643,167     32,695,982
Lord Abbett Growth and Income
   Portfolio (Class A) .............................     875,915     23,430,721
Met/AIM Mid-Cap Equity
   Portfolio (Class A) .............................     500,573      7,133,172
MFS Research International
   Portfolio (Class A) .............................     797,556      9,267,597
Neuberger Berman Real Estate
   Portfolio (Class A) .............................     204,315      2,374,137
Oppenheimer Capital Appreciation
   Portfolio (Class A) .............................   2,043,776     16,615,903
PIMCO Inflation Protected Bond
   Portfolio (Class A) .............................   5,210,728     55,442,144
PIMCO Total Return
   Portfolio (Class A) .............................   5,056,348     57,389,555
Third Avenue Small Cap Value
   Portfolio (Class A) .............................     327,820      4,792,725
T. Rowe Price Mid-Cap Growth
   Portfolio (Class A) .............................     646,020      4,774,087
                                                                   ------------
Total Investment Company Securities
   (Cost $239,510,709)                                              237,674,484
                                                                   ------------
TOTAL INVESTMENTS - 100.0%
   (Cost $239,510,709)                                              237,674,484

Other Assets and Liabilities (net) - (0.0%)                             (90,333)

                                                                   ------------
TOTAL NET ASSETS (100.0%)                                          $237,584,151
                                                                   ============

Portfolio Footnotes:

Aggregate unrealized appreciation and depreciation, based on cost for federal income tax purposes, are $938,363 and $2,774,588 respectively, resulting in a net unrealized depreciation of $1,836,225.

*    Part of Metropolitan Series Fund, Inc.

Met Investors Series Trust
MetLife Growth Strategy Portfolio

PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2005
(Percentage of Net Assets)

Security Description                                  Shares          Value
--------------------------------------------------------------------------------
Investment Company Securities -100%
Other - 100%
Davis Venture Value
   Portfolio (Class A) * ........................   12,644,791   $  356,077,317
Goldman Sachs Mid-Cap Value
   Portfolio (Class A) * ........................    5,271,849       64,316,559
Harris Oakmark Focused Value
   Portfolio (Class A) * ........................      344,816       85,621,207
Harris Oakmark International
   Portfolio (Class A) ..........................   11,512,699      169,006,424
Janus Aggressive Growth
   Portfolio (Class A) ..........................   23,120,326      170,628,006
Jennison Growth
   Portfolio (Class A) * ........................   10,119,726      104,435,569
Lord Abbett Bond Debenture
   Portfolio (Class A) ..........................    6,726,192       83,202,998
Lord Abbett Growth and Income
   Portfolio (Class A) ..........................   14,039,817      375,565,104
Met/AIM Small Cap Growth
   Portfolio (Class A) ..........................    4,992,938       62,511,582
MFS Research International
   Portfolio (Class A) ..........................   10,650,922      123,763,711
Neuberger Berman Real Estate
   Portfolio (Class A) ..........................    3,640,985       42,308,243
Oppenheimer Capital Appreciation
   Portfolio (Class A) ..........................   13,007,801      105,753,419
PIMCO Inflation Protected Bond
   Portfolio (Class A) ..........................   10,094,981      107,410,594
PIMCO PEA Innovation
   Portfolio (Class A) ..........................    9,873,180       41,664,818
Third Avenue Small Cap Value
   Portfolio (Class A) ..........................   10,225,010      149,489,640
T. Rowe Price Mid-Cap Growth
   Portfolio (Class A) ..........................    2,878,511       21,272,200
Turner Mid-Cap Growth
   Portfolio (Class A) ..........................    3,816,118       41,824,654
                                                                 --------------
Total Investment Company Securities
   (Cost $2,101,367,104)                                          2,104,852,045
                                                                 --------------
TOTAL INVESTMENTS - 100.0%
   (Cost $2,101,367,104)                                          2,104,852,045

Other Assets and Liabilities (net) - (0.0%)                            (632,613)

                                                                 --------------
TOTAL NET ASSETS (100.0%)                                         2,104,219,432
                                                                 ==============

Portfolio Footnotes:

Aggregate unrealized appreciation and depreciation, based on cost for federal income tax purposes, are $20,960,044 and $17,475,103 respectively, resulting in a net unrealized appreciation of $3,484,941.

*    Part of Metropolitan Series Fund, Inc.

Met Investors Series Trust
MetLife Moderate Strategy Portfolio

PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2005
(Percentage of Net Assets)

Security Description                                     Shares        Value
--------------------------------------------------------------------------------
Investment Company Securities -100%
Other - 100%
Davis Venture Value
   Portfolio (Class A) * ..........................    2,064,072   $ 58,124,271
Goldman Sachs Mid-Cap Value
   Portfolio (Class A) ............................    2,786,530     33,995,668
Harris Oakmark International
   Portfolio (Class A) ............................    1,711,518     25,125,090
Jennison Growth
   Portfolio (Class A) * ..........................    3,209,421     33,121,224
Lord Abbett Bond Debenture
   Portfolio (Class A) ............................    7,998,977     98,947,351
Lord Abbett Growth and Income
   Portfolio (Class A) ............................    3,401,254     90,983,534
Met/AIM Mid-Cap Equity
   Portfolio (Class A) ............................    1,767,989     25,193,849
MFS Research International
   Portfolio (Class A) ............................    3,518,475     40,884,678
Neuberger Berman Real Estate
   Portfolio (Class A) ............................    1,443,401     16,772,314
Oppenheimer Capital Appreciation
   Portfolio (Class A) ............................    9,282,260     75,464,771
PIMCO Inflation Protected Bond
   Portfolio (Class A) ............................   12,806,325    136,259,295
PIMCO Total Return
   Portfolio (Class A) ............................   12,652,463    143,605,459
Third Avenue Small Cap Value
   Portfolio (Class A) ............................    1,737,188     25,397,693
T. Rowe Price Mid-Cap Growth
   Portfolio (Class A) ............................    3,423,409     25,298,990
Turner Mid-Cap Growth
   Portfolio (Class A) ............................      756,402      8,290,164
                                                                   ------------

Total Investment Company Securities
   (Cost $842,678,189)                                              837,464,351
                                                                   ------------

TOTAL INVESTMENTS - 100.0%
   (Cost $842,678,189)                                              837,464,351

Other Assets and Liabilities (net) - (0.0%)                            (266,048)

                                                                   ------------
TOTAL NET ASSETS (100.0%)                                          $837,198,303
                                                                   ============

Portfolio Footnotes:

Aggregate unrealized appreciation and depreciation, based on cost for federal income tax purposes, are $4,579,532 and $9,793,370 respectively, resulting in a net unrealized depreciation of $5,213,838.

*    Part of Metropolitan Series Fund, Inc.

MET INVESTORS SERIES TRUST
MFS RESEARCH INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (UNAUDITED)
MARCH 31, 2005
(PERCENTAGE OF NET ASSETS)

Security
Description                                                Shares       Value
--------------------------------------------------------------------------------
Common Stocks -- 96.7%
Austria -- 1.1%
Erste Bank der Oesterreichischen Sparkassen AG            165,870   $  8,683,937
                                                                    ------------
Brazil -- 1.2%
Companhia Vale do Rio Doce(ADR)                           288,990      9,134,974
                                                                    ------------
Canada -- 1.0%
Aber Diamond Corp.                                        230,440      6,989,496
CoolBrands International, Inc.*                            97,920        724,494
Toronto-Dominion Bank(a)                                        5            207
                                                                    ------------
                                                                       7,714,197
                                                                    ------------
China -- 0.3%
ZTE Corp.                                                 711,700      2,354,372
                                                                    ------------
Finland -- 1.2%
Nokia Oyj(a)                                              569,220      8,789,153
                                                                    ------------
France -- 14.7%
Axa(a)                                                    482,800     12,881,782
BNP Paribas S.A.(a)                                       177,410     12,594,580
Compagnie Generale des Establissements Michelin(a)        100,540      6,608,964
Credit Agricole S.A.(a)                                   335,210      9,113,178
PSA Puegeot Citroen(a)                                     87,390      5,553,257
Sanofi-Aventis(a)                                         133,703     11,310,692
Schneider Electric S.A.(a)                                182,826     14,328,203
Suez S.A.(a)                                              612,110     16,493,478
Total Fina Elf S.A.(a)                                     93,610     21,942,083
                                                                    ------------
                                                                     110,826,217
                                                                    ------------
Germany -- 2.8%
Deutsche Telekom AG(a)                                    615,440     12,286,946
Hypo Real Estate Holding AG*                              162,520      6,776,874
Premiere AG*                                               57,710      2,390,991
                                                                    ------------
                                                                      21,454,811
                                                                    ------------
Hong Kong -- 1.9%
China Mengniu Dairy Co., Ltd.*                          6,328,000      4,296,772
CNOOC, Ltd.(a)                                         18,389,000     10,037,142
                                                                    ------------
                                                                      14,333,914
                                                                    ------------
Hungary -- 1.3%
MOL Magyar Olaj-es Gazipari Rt.(GDR)                        9,670        781,336
OTP Bank, Ltd. (GDR)                                      126,370      8,690,022
                                                                    ------------
                                                                       9,471,358
                                                                    ------------
India -- 0.2%
HDFC Bank, Ltd.(ADR) (a)                                   38,860      1,633,286
                                                                    ------------
Ireland -- 1.7%
Anglo Irish Bank Corp.*                                   334,554      8,381,254
Anglo Irish Bank Corp.*                                     2,250         56,307
Depfa Bank Plc                                            280,540      4,436,601
                                                                    ------------
                                                                      12,874,162
                                                                    ------------
Italy -- 2.3%

MET INVESTORS SERIES TRUST
MFS RESEARCH INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (UNAUDITED) - CONTINUED
MARCH 31, 2005
(PERCENTAGE OF NET ASSETS)

Fastweb*(a)                                                 96,717     4,733,288
Italcementi S.p.A.(a)                                      112,540     1,893,935
Italcementi S.p.A.(a)                                      184,520     2,243,951
Riunione Adriatica di Sicurta S.p.A.(a)                    351,310     8,266,936
                                                                     -----------
                                                                      17,138,110
                                                                     -----------
Japan -- 19.2%
Aiful Corp.                                                138,225    11,056,077
Asahi Glass Co.(a)                                         691,000     7,282,433
Chugai Pharmaceutical Co., Ltd.(a)                         435,900     6,689,703
Kaneka Corp.                                               642,000     7,074,447
Mitsubishi Tokyo Finacial Group, Inc.                          990     8,575,472
Mitsui Mining & Smelting Co., Ltd.                       2,308,000    10,240,285
Seiko Epson Corp.(a)                                       458,800    17,011,902
Sekisui Chemical Co., Ltd.(a)                            1,633,000    11,855,598
Shinsei Bank, Ltd.                                       1,032,000     5,866,803
Softbank Corp.(a)                                          263,300    10,842,079
Takefuji Corp.(a)                                          191,690    12,890,546
Tanabe Seiyaku Co., Ltd.(a)                                714,000     7,081,461
Tokyo Gas Co., Ltd.(a)                                   1,895,000     7,623,212
Toyota Motor Corp.                                         294,900    10,968,780
UFJ Holdings, Inc.*                                          1,080     5,681,077
Yamanouchi Pharmaceutical Co., Ltd.(a)                     120,300     4,067,946
                                                                     -----------
                                                                     144,807,821
                                                                     -----------
Korea -- 5.7%
Hana Bank                                                  271,770     7,486,923
Hanaro Telecom, Inc.                                     1,243,282     3,503,997
Hyundai Mobis                                              137,120     8,930,765
Kookmin Bank                                               143,160     6,383,513
Samsung Electronics Co., Ltd.                               33,290    16,428,693
                                                                     -----------
                                                                      42,733,891
                                                                     -----------
Luxembourg -- 0.7%
Tenaris S.A. (ADR) (a)                                      90,940     5,593,719
                                                                     -----------
Mexico -- 3.1%
Consorcio ARA, S.A. de C.V.                                398,990     1,321,787
Grupo Elektra, S.A. de C.V.                                603,400     4,830,871
Grupo Financiero Inbursa, S.A. de C.V.                   2,175,400     4,262,151
Grupo Televisa, S.A.(ADR)                                  168,940     9,933,672
Urbi, Desarrollos Urbanos, S.A. de C.V.*                   647,600     3,244,445
                                                                     -----------
                                                                      23,592,926
                                                                     -----------
Netherlands -- 1.6%
Koninklijke (Royal) KPN N.V.                               805,970     7,210,435
TPG N.V.                                                   165,570     4,708,094
                                                                     -----------
                                                                      11,918,529
                                                                     -----------
Norway -- 1.3%
Statoil ASA                                                579,660     9,914,292
                                                                     -----------
Russia -- 0.8%
LUKOIL(ADR) (a)                                             46,220     6,262,810
                                                                     -----------
Singapore -- 1.1%

MET INVESTORS SERIES TRUST
MFS RESEARCH INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (UNAUDITED) - CONTINUED
MARCH 31, 2005
(PERCENTAGE OF NET ASSETS)

Singapore Telecommunications, Ltd.* (a)                  5,451,290     8,518,801
                                                                     -----------
Spain -- 3.2%
Banco Bilbao Vizcaya Argentaria, S.A.(a)                   604,940     9,849,087
Telefonica S.A.                                            838,870    14,615,834
                                                                     -----------
                                                                      24,464,921
                                                                     -----------
Sweden -- 3.4%
Sandvik AB(a)                                              370,230    15,400,362
Swedish Match AB(a)                                        847,550    10,375,893
                                                                     -----------
                                                                      25,776,255
                                                                     -----------
Switzerland -- 7.1%
Nestle S.A.(a)                                              67,772    18,574,246
Roche Holding AG(a)                                        134,160    14,382,970
Syngenta AG*                                                63,510     6,643,276
UBS AG(a)                                                  163,915    13,845,091
                                                                     -----------
                                                                      53,445,583
                                                                     -----------
Turkey -- 0.4%
Akbank T.A.S                                               684,800     3,322,685
                                                                     -----------
United Kingdom -- 17.9%
Anglo American Plc                                         332,000     7,866,127
AstraZeneca Plc                                            328,883    12,977,399
Aviva Plc                                                1,014,543    12,186,322
Burberry Group Plc                                         723,980     5,610,974
Diageo Plc                                                 600,720     8,461,821
easyJet Plc*                                             1,191,630     4,865,661
HSBC Holdings Plc                                          600,210     9,507,143
Kingfisher Plc                                           2,133,352    11,631,617
Reckitt Benckiser Plc                                      284,144     9,023,506
Reed International Plc                                     720,370     7,470,013
Royal Bank of Scotland Group Plc                           513,370    16,353,185
TI Automotive, Ltd.- Class A *                              45,100             0
Vodafone Group Plc                                       7,030,395    18,680,141
Yell Group Plc                                           1,198,850    10,718,872
                                                                     -----------
                                                                     135,352,781
                                                                     -----------
United States -- 1.5%
Manpower, Inc.                                             155,590     6,771,277
Synthes, Inc.                                               38,970     4,334,357
                                                                     -----------
                                                                      11,105,634
                                                                     -----------
Total Common Stocks (Cost $666,217,067)                              731,219,139
                                                                     -----------
Preferred Stock -- 1.6%
Japan -- 1.6%
Nintendo Co., Ltd.(a)
   (Cost $12,912,381)                                      110,600    12,068,919
                                                                     -----------

Security                                               Par
Description                                           Amount           Value
-------------------------------------------------------------------------------
Short-Term Investments -- 25.8%
State Street Bank & Trust Co., Repurchase
   Agreement, dated 03/31/05 at 1.75% to be
   repurchased at $9,459,460 on 04/01/05
   collateralized by $9,245,000 FHLB 5.375% due
   05/15/19 with a value of $9,649,469             $  9,459,000       9,459,000
State Street Navigator Securities Lending
   Prime Portfolio(b)                               185,399,571     185,399,571

MET INVESTORS SERIES TRUST
MFS RESEARCH INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (UNAUDITED) - CONTINUED
MARCH 31, 2005
(PERCENTAGE OF NET ASSETS)

Total Short-Term Investments
   (Cost $194,858,571)                                              194,858,571
                                                                  -------------
TOTAL INVESTMENTS -- 124.1%
   (Cost $873,988,019)                                              938,146,629

Other Assets and Liabilities (net) -- (24.1%)                      (182,435,299)
                                                                  -------------
TOTAL NET ASSETS -- 100.0%                                        $ 755,711,330
                                                                  =============

MET INVESTORS SERIES TRUST
MFS RESEARCH INTERNATIONAL PORTFOLIO

PORTFOLIO OF INVESTMENTS (UNAUDITED) - CONTINUED
MARCH 31, 2005
(PERCENTAGE OF NET ASSETS)

MFS Research International Portfolio

Summary of Total Foreign Securities by Industry Classification 03/31/2005

                                                             Value    Percent of
Industry                                                     (000)    Net Assets
--------------------------------------------------------------------------------
Airlines                                                   $  4,866       0.6%
Automotive                                                   25,453       3.4
Banks                                                       144,723      19.2
Beverages, Food & Tobacco                                    60,540       8.0
Building Products                                            17,014       2.2
Chemicals                                                    25,573       3.4
Commercial Services & Supplies                               23,783       3.2
Energy Equipment & Services                                  16,493       2.2
Financials - Diversified                                     34,790       4.6
Health Care Equipment & Supplies                              4,334       0.6
Hotels, Restaurants & Leisure                                12,069       1.6
Household Durables                                           16,429       2.2
Household Products                                            9,024       1.2
Insurance                                                    33,335       4.4
Machinery                                                    29,729       3.9
Media                                                        30,514       4.0
Metals & Mining                                              16,124       2.1
Oil & Gas                                                    63,170       8.4
Pharmaceuticals                                              56,510       7.5
Real Estate                                                  11,343       1.5
Retail - Multiline                                           16,462       2.2
Retail - Specialty                                            5,611       0.7
Telecommunications Services - Diversified                    80,693      10.7
Transportation                                                4,708       0.6
                                                           --------      ----
Total                                                      $743,290      98.4%
                                                           ========      ====

Portfolio Footnotes:

Aggregate unrealized appreciation and depreciation, based on cost for federal income tax purposes, are $73,245,350 and $9,086,740 respectively, resulting in a net unrealized appreciation of $64,158,610.

*      Non-income producing security.

(a)    All or a portion of security out on loan.

(b) Represents investment of collateral received from securities lending transactions.

ADR -  American Depositary Receipt

GDR -  Global Depositary Receipt

FHLB - Federal Home Loan Bank

MET INVESTORS SERIES TRUST
MONEY MARKET PORTFOLIO

PORTFOLIO OF INVESTMENTS (UNAUDITED)
MARCH 31, 2005
(PERCENTAGE OF NET ASSETS)

Security
Description                                            Par Amount      Value
--------------------------------------------------------------------------------
Commercial Paper -- 35.3%
Banks -- 25.7%
Barclays U.S. Funding LLC
   2.685%, due 05/24/05                                4,500,000    $  4,482,212
Citibank N.A.
   2.675%, due 04/29/05                                3,900,000       3,900,000
Dexia Delaware LLC
   2.680%, due 04/18/05                                4,000,000       3,994,938
DNB North Bank ASA
   2.555%, due 04/14/05                                5,000,000       4,995,387
General Electric Capital Corp.
   2.780%, due 05/24/05                                4,000,000       3,983,629
HBOS Treasury Services Plc
   2.470%, due 04/12/05                                2,000,000       1,998,490
KFW International Finance, Inc.
   2.800%, due 07/05/05                                4,500,000       4,466,750
Svenska Handelsbanken AB
   2.605%, due 04/26/05                                4,500,000       4,491,859
Swedbank
   2.960%, due 06/17/05                                2,000,000       1,987,338
   2.980%, due 06/29/05                                4,000,000       3,970,531
UBS Finance, Inc.
   3.020%, due 07/22/05                                4,500,000       4,457,720
                                                                    ------------
                                                                      42,728,854
                                                                    ------------
Financials - Diversified -- 9.6%
Danske Corp.
   2.980%, due 06/30/05                                4,000,000       3,970,200
Rabobank USA Financial Corp.
   2.600%, due 04/25/05                                4,500,000       4,492,200
Westpac Capital Corp.
   2.860%, due 06/07/05                                4,500,000       4,476,048
   2.950%, due 06/17/05                                3,000,000       2,981,071
                                                                    ------------
                                                                      15,919,519
                                                                    ------------
Total Commercial Paper (Cost $58,648,373)                             58,648,373
                                                                    ============

Corporate Notes -- 3.6%
Banks -- 3.6%

Bank of America N. A. 2.550%, due 08/08/05
   (Cost $5,999,880)                                   6,000,000       5,999,880
                                                                    ------------

U.S. Government & Agency Discount Notes --
   50.7% Federal Home Loan Bank
   2.805%, due 05/20/05                               16,900,000      16,835,477
Federal Home Loan Mortgage Corporation
   2.390%, due 04/12/05                                  800,000         799,384
   2.545%, due 04/26/05                                4,000,000       3,992,875
   2.622%, due 05/10/05                                6,400,000       6,381,731
   2.644%, due 05/17/05                                4,500,000       4,484,590
   2.786%, due 06/14/05                                4,000,000       3,976,155
   2.970%, due 06/28/05                                4,000,000       3,970,960
   2.920%, due 06/30/05                                9,000,000       8,934,300

MET INVESTORS SERIES TRUST
MONEY MARKET PORTFOLIO

PORTFOLIO OF INVESTMENTS (UNAUDITED) - CONTINUED
MARCH 31, 2005
(PERCENTAGE OF NET ASSETS)

Federal National Mortgage Association
   2.422%, due 04/13/05                                5,500,000      5,495,362
   2.499%, due 04/20/05                                4,800,000      4,793,489
   2.548%, due 04/27/05                                8,000,000      7,985,093
   2.570%, due 04/27/05                                4,800,000      4,791,039
   2.580%, due 04/27/05                                3,400,000      3,393,660
   2.960%, due 06/29/05                                3,000,000      2,978,047
United States Treasury Bills
   2.593%, due 07/21/05                                5,300,000      5,257,634
                                                                   ------------
Total U.S. Government & Agency Discount
   Notes (Cost $84,069,796)                                          84,069,796
                                                                   ------------
Repurchase Agreements -- 10.6%
Lehman Brothers, Inc., Repurchase Agreement, dated
   03/31/05 at 2.630% to be repurchased at
   $13,000,950 on 04/01/05 collateralized by
   $8,295,000 U.S. Treasury Bond 3.875% due
   04/15/29 with a value of 13,448,656                13,000,000     13,000,000
State Street Bank & Trust Co., Repurchase
   Agreement, dated 03/31/05 at 1.050% to be
   repurchased at $4,593,134 on 04/01/05
   collateralized by $4,760,000 FHLMC 3.200% due
   09/20/05 with a value of $4,688,600                 4,593,000      4,593,000
                                                                   ------------
Total Repurchase Agreements
   (Cost $17,593,000)                                                17,593,000
                                                                   ------------
TOTAL INVESTMENTS -- 100.2%
   (Cost $166,311,049)                                              166,311,049

Other Assets and Liabilities (net) -- (0.2%)                           (309,380)
                                                                   ------------
TOTAL NET ASSETS -- 100.0%                                         $166,001,669
                                                                   ============

Portfolio Footnotes:

FHLMC - Federal Home Loan Mortgage Corp.

MET INVESTORS SERIES TRUST
NEUBERGER BERMAN REAL ESTATE PORTFOLIO

PORTFOLIO OF INVESTMENTS (UNAUDITED)
MARCH 31, 2005
(PERCENTAGE OF NET ASSETS)

Security
Description                                                Shares       Value
--------------------------------------------------------------------------------
Common Stocks -- 95.2%
Apartments -- 14.7%
Apartment Investment & Management Co. - Class A (REIT)    175,900   $  6,543,480
Avalonbay Communities, Inc. (REIT)                         80,440      5,380,632
Camden Property Trust (REIT)                              301,000     14,156,030
Essex Property Trust, Inc. (REIT)                         117,800      8,139,980
United Dominion Realty Trust, Inc. (REIT)                 422,400      8,815,488
                                                                    ------------
                                                                      43,035,610
                                                                    ------------
Community Centers -- 7.0%
Developers Diversified Realty Corp. (REIT)                253,800     10,088,550
Kimco Realty Corp. (REIT)                                  69,500      3,746,050
Pan Pacific Retail Properties, Inc. (REIT)                119,300      6,770,275
                                                                    ------------
                                                                      20,604,875
                                                                    ------------
Diversified -- 10.3%
Colonial Properties Trust (REIT)                           79,400      3,049,754
Equity Lifestyle Properties, Inc. (REIT)                  178,000      6,274,500
Public Storage, Inc. (REIT)                               138,400      7,880,496
Sovran Self Storage, Inc. (REIT)                           55,600      2,203,428
Vornado Realty Trust (REIT)                               153,900     10,660,653
                                                                    ------------
                                                                      30,068,831
                                                                    ------------
Industrials -- 5.6%
CenterPoint Properties Trust (REIT)                       175,400      7,191,400
ProLogis (REIT)                                           252,900      9,382,590
                                                                    ------------
                                                                      16,573,990
                                                                    ------------
Lodging -- 8.4%
Ashford Hospitality Trust, Inc. (REIT)                    120,200      1,226,040
Hilton Hotels Corp.                                       132,300      2,956,905
Host Marriott Corp. (REIT)                                628,600     10,409,616
La Quinta Corp. *                                         294,800      2,505,800
Meristar Hospitality Corp. * (REIT)                       315,500      2,208,500
Sunstone Hotel Investors, Inc. (REIT)                     242,700      5,205,915
                                                                    ------------
                                                                      24,512,776
                                                                    ------------
Office -- 29.7%
Alexandria Real Estate Equities, Inc. (REIT)               81,200      5,227,656
Arden Realty, Inc. (REIT)                                 206,600      6,993,410
Boston Properties, Inc. (REIT)                            130,400      7,853,992
Brandywine Realty Trust (REIT)                            273,900      7,778,760
Brookfield Properties Corp.                               234,100      9,012,850
Equity Office Properties Trust (REIT)                     506,600     15,263,858
Kilroy Realty Corp. (REIT)                                 68,500      2,802,335
Mack-Cali Realty Corp. (REIT)                             189,500      8,025,325
SL Green Realty Corp. (REIT)                              205,300     11,541,966
Trizec Properties, Inc. (REIT)                            669,800     12,726,200
                                                                    ------------
                                                                      87,226,352
                                                                    ------------
Office Industrial -- 1.5%
PS Business Parks, Inc. (REIT)                            109,000      4,392,700
                                                                    ------------
Regional Malls -- 18.0%
CBL & Associates Properties, Inc. (REIT)                   92,800      6,636,128
General Growth Properties, Inc. (REIT)                    281,700      9,605,970
Mills Corp. (The) (REIT)                                  119,800      6,337,420

MET INVESTORS SERIES TRUST
NEUBERGER BERMAN REAL ESTATE PORTFOLIO

PORTFOLIO OF INVESTMENTS (UNAUDITED) - CONTINUED
MARCH 31, 2005
(PERCENTAGE OF NET ASSETS)

Pennsylvania Real Estate Investment Trust (REIT)          152,500      6,148,800
Simon Property Group, Inc. (REIT)                         265,400     16,077,932
Taubman Centers, Inc. (REIT)                              285,800      7,928,092
                                                                     -----------
                                                                      52,734,342
                                                                     -----------
Total Common Stocks (Cost $262,558,570)                              279,149,476
                                                                     -----------

Security                                                  Par
Description                                              Amount        Value
--------------------------------------------------------------------------------
Short-Term Investments -- 3.9%
State Street Bank & Trust Co., Repurchase
   Agreement, dated 03/31/05 at 1.75% to be
   repurchased at $11,564,562 on 04/01/05
   collateralized by $11,825,000 FHLB 1.950% due
   04/02/18 with a value of $11,795,438
   (Cost $11,564,000)                                 $11,564,000     11,564,000
                                                                    ------------

TOTAL INVESTMENTS -- 99.1%
   (Cost $274,122,570)                                               290,713,476
Other Assets and Liabilities (net) -- 0.9%                             2,579,251
                                                                    ------------
TOTAL NET ASSETS -- 100.0%                                          $293,292,727
                                                                    ============

Portfolio Footnotes:

Aggregate unrealized appreciation and depreciation, based on cost for federal income tax purposes, are $18,197,291 and $1,606,385 respectively, resulting in a net unrealized appreciation of $16,590,906.

*      Non-income producing security.

REIT - Real Estate Investment Trust

FHLB - Federal Home Loan Bank

MET INVESTORS SERIES TRUST
OPPENHEIMER CAPITAL APPRECIATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (UNAUDITED)
MARCH 31, 2005
(PERCENTAGE OF NET ASSETS)

Security
Description                                                Shares       Value
--------------------------------------------------------------------------------
Common Stocks -- 95.2%
Advertising -- 0.1%
Omnicom Group, Inc.                                         11,700   $ 1,035,684
                                                                     -----------
Aerospace & Defense -- 2.8%
Empresa Brasileira de Aeronautica
S.A.(ADR) (a)                                              151,100     4,729,430
Honeywell International, Inc.                              116,100     4,320,081
Lockheed Martin Corp.                                      130,600     7,974,436
Northrop Grumman Corp.                                      26,400     1,425,072
United Technologies Corp.                                   78,600     7,990,476
                                                                     -----------
                                                                      26,439,495
                                                                     -----------
Air Freight & Logistics -- 1.6%
Expeditors International of Washington, Inc.                83,000     4,444,650
FedEx Corp.                                                 57,600     5,411,520
United Parcel Service, Inc. - Class B                       72,700     5,288,198
                                                                     -----------
                                                                      15,144,368
                                                                     -----------
Banks -- 0.8%
Bank of America Corp.                                      120,300     5,305,230
MBNA Corp.                                                  87,700     2,153,035
                                                                     -----------
                                                                       7,458,265
                                                                     -----------
Beverages -- 2.2%
Anheuser-Busch Co., Inc.                                    96,100     4,554,179
PepsiCo, Inc.                                              294,000    15,590,820
                                                                     -----------
                                                                      20,144,999
                                                                     -----------
Biotechnology -- 1.3%
Applera Corp. - Applied Biosystems Group                    61,900     1,221,906
Genentech, Inc.*                                           191,400    10,835,154
                                                                     -----------
                                                                      12,057,060
                                                                     -----------
Chemicals -- 3.1%
Air Products & Chemicals, Inc.                             120,300     7,613,787
E.I. du Pont de Nemours & Co.                              226,500    11,605,860
Praxair, Inc.                                              212,600    10,175,036
                                                                     -----------
                                                                      29,394,683
                                                                     -----------
Commercial Services & Supplies -- 1.9%
Automatic Data Processing, Inc.                            139,900     6,288,505
Kinder Morgan Management LLC                               120,166     4,877,538
Manpower, Inc.                                              44,700     1,945,344
Waste Management, Inc.                                     175,300     5,057,405
                                                                     -----------
                                                                      18,168,792
                                                                     -----------
Communications Equipment & Services -- 3.9%
Cisco Systems, Inc.*                                       988,200    17,678,898
Lucent Technologies, Inc.* (a)                             959,100     2,637,525
Motorola, Inc.                                             327,400     4,901,178
Nokia Oyj (ADR)                                            472,100     7,284,503
Tektronix, Inc.                                            165,800     4,067,074
                                                                     -----------
                                                                      36,569,178
                                                                     -----------

Computers & Peripherals -- 3.4%
Dell, Inc.*                                                220,500     8,471,610
International Business Machines Corp.                      223,500    20,423,430

MET INVESTORS SERIES TRUST
OPPENHEIMER CAPITAL APPRECIATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (UNAUDITED) - CONTINUED
MARCH 31, 2005
(PERCENTAGE OF NET ASSETS)

Sun Microsystems, Inc.*                                     736,600    2,975,864
                                                                      ----------
                                                                      31,870,904
                                                                      ----------
Electronic Equipment & Instruments -- 2.2%
Agilent Technologies, Inc.*                                 233,700    5,188,140
Broadcom Corp. - Class A*                                   254,800    7,623,616
L-3 Communications Holdings, Inc.                            59,800    4,246,996
PerkinElmer, Inc.                                           190,100    3,921,763
                                                                      ----------
                                                                      20,980,515
                                                                      ----------
Financials - Diversified -- 7.9%
American Express Co.                                        236,500   12,149,005
Bear Stearns Companies, Inc.                                 35,200    3,516,480
Citigroup, Inc.                                             477,900   21,476,826
Goldman Sachs Group, Inc. (The)                              54,900    6,038,451
J.P. Morgan Chase & Co.                                     181,700    6,286,820
Morgan Stanley                                              307,700   17,615,825
Prudential Financial, Inc.                                  114,200    6,555,080
                                                                      ----------
                                                                      73,638,487
                                                                      ----------
Health Care Equipment & Supplies -- 6.4%
Johnson & Johnson                                           322,000   21,625,520
Medtronic, Inc.                                             368,700   18,785,265
Millipore Corp.*                                            169,300    7,347,620
Stryker Corp.                                               165,700    7,391,877
Varian Medical Systems, Inc.*                                72,100    2,471,588
Waters Corp.*                                                60,000    2,147,400
                                                                      ----------
                                                                      59,769,270
                                                                      ----------
Health Care Providers & Services -- 0.5%
Laboratory Corp. of America Holdings*                        36,500    1,759,300
Medco Health Solutions, Inc.*                                29,700    1,472,229
Quest Diagnostics, Inc.                                      10,000    1,051,300
                                                                      ----------
                                                                       4,282,829
                                                                      ----------
Hotels, Restaurants & Leisure -- 2.0%
Carnival Corp.                                              152,300    7,890,663
McDonald's Corp.                                            141,600    4,409,424
Royal Caribbean Cruises, Ltd.(a)                            151,700    6,779,473
                                                                      ----------
                                                                      19,079,560
                                                                      ----------
Household Products -- 2.1%
Estee Lauder Cos., Inc. - Class A                           108,500    4,880,330
Procter & Gamble Co.                                        271,600   14,394,800
                                                                      ----------
                                                                      19,275,130
                                                                      ----------
Industrial - Diversified -- 7.2%
3M Co.                                                      124,700   10,685,543
General Electric Co.                                      1,317,200   47,498,232
Tyco International, Ltd.                                    254,500    8,602,100
                                                                      ----------
                                                                      66,785,875
                                                                      ----------
Insurance -- 0.6%
American International Group, Inc.                           95,600    5,297,196
                                                                      ----------
Internet Software & Services -- 1.9%
eBay, Inc. *                                                122,900    4,579,254
VeriSign, Inc.*                                              70,900    2,034,830
Yahoo!, Inc.*                                               334,300   11,332,770
                                                                      ----------

MET INVESTORS SERIES TRUST
OPPENHEIMER CAPITAL APPRECIATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (UNAUDITED) - CONTINUED
MARCH 31, 2005
(PERCENTAGE OF NET ASSETS)

                                                                      17,946,854
                                                                      ----------
IT Consulting & Services -- 0.5%
Accenture, Ltd. - Class A                                  64,400      1,555,260
Ingram Micro, Inc. - Class A*                             196,200      3,270,654
                                                                      ----------
                                                                       4,825,914
                                                                      ----------
Machinery -- 0.9%
Ingersoll-Rand Co. - Class A                              100,300      7,988,895
                                                                      ----------
Media -- 10.7%
Clear Channel Communications, Inc.                        136,300      4,698,261
Comcast Corp. - Class A*                                  939,500     31,379,300
News Corp. - Class B(a)                                   613,000     10,794,930
Time Warner, Inc.*                                      1,093,500     19,190,925
Univision Communications, Inc. - Class A*                 187,200      5,183,568
Viacom, Inc. - Class B                                    534,900     18,630,567
Walt Disney Co.                                           334,600      9,613,058
                                                                      ----------
                                                                      99,490,609
                                                                      ----------
Oil & Gas -- 5.2%
Amerada Hess Corp.(a)                                      24,300      2,337,903
Apache Corp.                                               22,200      1,359,306
Burlington Resources, Inc.                                 64,600      3,234,522
Devon Energy Corp.                                         44,300      2,115,325
Exxon Mobil Corp.                                         404,500     24,108,200
Pride International, Inc.*                                 36,400        904,176
Schlumberger, Ltd.                                        176,400     12,432,672
Smith International, Inc.                                  29,500      1,850,535
                                                                      ----------
                                                                      48,342,639
                                                                      ----------
Pharmaceuticals -- 7.7%
Abbott Laboratories                                       120,400      5,613,048
Amgen, Inc.*                                              206,200     12,002,902
Eli Lilly & Co.                                           136,700      7,122,070
Gilead Sciences, Inc.*                                    216,900      7,765,020
Merck & Co., Inc.                                         188,600      6,104,982
Novartis AG                                               235,281     10,979,046
Pfizer, Inc.                                              457,400     12,015,898
Teva Pharmaceutical Industries, Ltd. (ADR)(a)             334,700     10,375,700
                                                                      ----------
                                                                      71,978,666
                                                                      ----------
Retail - Multiline -- 4.4%
Costco Wholesale Corp.                                    107,600      4,753,768
Federated Department Stores, Inc.                          99,000      6,300,360
J.C. Penney Co., Inc.                                     124,600      6,469,232
Target Corp.                                              118,000      5,902,360
Wal-Mart Stores, Inc.                                     354,000     17,738,940
                                                                      ----------
                                                                      41,164,660
                                                                      ----------
Retail - Specialty -- 2.6%
Best Buy Co., Inc.                                        125,900      6,799,859
Gap, Inc.                                                  84,000      1,834,560
Home Depot, Inc. (The)                                    184,300      7,047,632
Lowe's Cos., Inc.                                          81,900      4,675,671

MET INVESTORS SERIES TRUST
OPPENHEIMER CAPITAL APPRECIATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (UNAUDITED) - CONTINUED
MARCH 31, 2005
(PERCENTAGE OF NET ASSETS)

Williams-Sonoma, Inc.*                                     119,400     4,387,950
                                                                     -----------
                                                                      24,745,672
                                                                     -----------
Semiconductor Equipment & Products -- 3.2%
Altera Corp.*                                               69,700     1,378,666
Analog Devices, Inc.                                       116,900     4,224,766
Fairchild Semiconductor Corp. - Class A* (a)                52,500       804,825
Intel Corp.                                                707,300    16,430,579
Texas Instruments, Inc.                                    282,300     7,195,827
                                                                     -----------
                                                                      30,034,663
                                                                     -----------
Software -- 7.5%
Adobe Systems, Inc.                                        139,000     9,336,630
Autodesk, Inc.                                             100,000     2,976,000
Cadence Design Systems, Inc.*                              222,600     3,327,870
Citrix Systems, Inc.*                                      183,000     4,359,060
EMC Corp.*                                                 117,200     1,443,904
Mercury Interactive Corp.*                                 115,300     5,462,914
Microsoft Corp.                                          1,369,400    33,098,398
SAP AG (ADR)(a)                                            242,500     9,719,400
                                                                     -----------
                                                                      69,724,176
                                                                     -----------
Telecommunication Services - Diversified -- 0.6%
Sprint Corp.                                               233,900     5,321,225
                                                                     -----------
Total Common Stocks (Cost $854,890,506)                              888,956,263
                                                                     -----------

Security                                                 Par
Description                                             Amount         Value
--------------------------------------------------------------------------------
Short-Term Investments -- 8.6%
   State Street Bank & Trust Co., Repurchase
   Agreement, dated 03/31/05 at 1.75% to be
   repurchased at $44,666,171 on 04/01/05
   collateralized by $45,675,000 FHLB 3.366% due
   04/02/18 with a value of $45,560,813              $44,664,000     44,664,000
State Street Navigator Securities
   Lending Prime Portfolio(b)                         35,249,093     35,249,093
                                                                   ------------
Total Short-Term Investments (Cost $79,913,093)                      79,913,093
                                                                   ------------
TOTAL INVESTMENTS -- 103.8%
   (Cost $934,803,599)                                              968,869,356
Other Assets and Liabilities (net)-- (3.8%)                         (35,252,635)
                                                                   ------------
TOTAL NET ASSETS -- 100.0%                                         $933,616,721
                                                                   ============

Portfolio Footnotes:

Aggregate unrealized appreciation and depreciation, based on cost for federal income tax purposes, are $71,303,988 and $37,238,231 respectively, resulting in a net unrealized appreciation of $34,065,757.

*      Non-income producing security.

(a)    All or a portion of security out on loan.

(b) Represents investment of collateral received from securities lending transactions.

ADR -  American Depositary Receipt

FHLB - Federal Home Loan Bank

MET INVESTORS SERIES TRUST
PIMCO INFLATION PROTECTED BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (UNAUDITED)
MARCH 31, 2005
(PERCENTAGE OF NET ASSETS)

Security
Description                                             Par Amount      Value
--------------------------------------------------------------------------------
Municipals -- 0.5%
Badger Tob Asset Securitization Corp.
   6.375%, due 06/01/32                                 $1,000,000   $ 1,016,810
California County Tob Securitization Agency
   5.625%, due 06/01/23                                    200,000       196,698
Golden State Tob Securitization Corp.
   6.750%, due 06/01/39                                  1,000,000     1,054,300
Ohio State
   5.000%, due 06/15/13                                  1,000,000     1,085,960
Tobacco Settlement Financing Corp.
   6.000%, due 06/01/23                                  1,000,000     1,005,680
Tobacco Settlement Revenue Management
   6.375%, due 05/15/28                                    200,000       203,350
                                                                     -----------
Total Municipals (Cost $4,196,008)                                     4,562,798
                                                                     -----------
Domestic Bonds & Debt Securities -- 8.9%
   Asset-Backed Securities -- 2.0%
Asset-Backed Securities Corp.
   3.310%, due 01/15/33  - Class A +                       688,431       692,107
Equity One ABS, Inc.
   3.150%, due 04/25/34 +                                2,004,841     2,010,924
GSAMP Trust
   3.140%, due 03/25/34 +                                  995,245       995,859
Merrill Lynch Mortgage Investors, Inc.
   2.950%, due 12/25/34 +                                   30,099        30,118
Residential Asset Mortgage Products, Inc.
   3.010%, due 09/25/13 +                                3,619,130     3,621,641
Small Business Administration
   4.504%, due 02/10/14                                  2,717,949     2,665,872
   4.880%, due 11/01/24                                  5,300,000     5,248,350
Wells Fargo Home Equity Trust
   3.010%, due 06/25/19 +                                  329,939       330,201
Redwood Capital, Ltd. 2003-3
   6.410%, due 01/09/06 (144A)(a)+                       1,200,000     1,199,940
Redwood Capital, Ltd. 2003-4
   4.860%, due 01/09/06 (144A)(a)+                       1,200,000     1,197,984
Truman Capital Mortgage Loan Trust
   3.190%, due 01/25/34  - Class A1 (144A)(b) +            305,002       305,050
                                                                     -----------
                                                                      18,298,046
                                                                     -----------
Automobiles -- 0.5%
DaimlerChrysler NA Holdings
   3.200%, due 03/07/07 +                                4,400,000     4,402,988
                                                                     -----------
Collateralized Mortgage Obligations -- 1.9%
Bank of America Mortgage Securities
   6.500%, due 09/25/33                                    511,549       521,540
Bear Stearns ARM Trust
   4.254%, due 01/25/34 +                                5,038,430     4,993,750
Countrywide Home Loans
   3.140%, due 04/25/35 +                                6,726,678     6,734,048

MET INVESTORS SERIES TRUST
PIMCO INFLATION PROTECTED BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (UNAUDITED) - CONTINUED
MARCH 31, 2005
(PERCENTAGE OF NET ASSETS)

Sequoia Mortgage Trust
   3.200%, due 10/19/26 - Class A+                       1,563,177     1,565,633
Structured Asset Mortgage Investments
   1.000%, due 04/25/35                                  4,100,000     4,102,567
                                                                     -----------
                                                                      17,917,538
                                                                     -----------
Financials - Diversified -- 3.5%
Ford Motor Credit Co.
   6.875%, due 02/01/06                                  1,700,000     1,723,460
   3.750%, due 11/16/06 +                                2,400,000     2,376,387
   4.000%, due 03/21/07 +                               12,400,000    12,429,983
General Electric Capital Corp.
   2.980%, due 03/04/08 +                                3,300,000     3,300,290
General Motors Acceptance Corp.
   3.695%, due 05/18/06 +                                3,800,000     3,719,170
   3.560%, due 01/16/07 +                                  200,000       191,735
Goldman Sachs Group, Inc.
   2.730%, due 08/01/06 +                                3,300,000     3,300,561
Toyota Motor Credit Corp.
   2.760%, due 09/18/06 +                                5,500,000     5,500,385
                                                                     -----------
                                                                      32,541,971
                                                                     -----------
Insurance -- 0.0%
Residential Reinsurance, Ltd.
   7.860%, due 12/08/07 (144A)(a)+                         500,000       488,187
Miscellaneous -- 0.3%
Phoenix Quake Wind, Ltd.
   5.010%, due 07/03/08 (144A)(a)+                       1,500,000     1,547,295
Vita Capital, Ltd.
   3.910%, due 01/01/07 (144A)(a)+                         800,000       801,480
                                                                     -----------
                                                                       2,348,775
                                                                     -----------
Oil & Gas -- 0.4%
Halliburton Co.
   3.450%, due 01/26/07 (144A)(b)+                       3,490,000     3,490,073
                                                                     -----------
Telecommunication Services - Wireless -- 0.3%
Verizon Wireless Capital, Ltd.
   2.930%, due 05/23/05 (144A)(b)+                       3,100,000     3,099,693
                                                                     -----------
Total Domestic Bonds & Debt Securities
   (Cost $82,784,432)                                                 82,587,271
                                                                     -----------
Foreign Bonds & Debt Securities -- 2.5%
Brazil -- 0.1%
Federal Republic of Brazil
   8.000%, due 04/15/14                                  1,114,133     1,104,384
                                                                     -----------
Canada -- 0.1%
Government of Canada
   3.000%, due 12/01/36                                    613,806       616,866
                                                                     -----------
France -- 1.5%
Government of France

MET INVESTORS SERIES TRUST
PIMCO INFLATION PROTECTED BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (UNAUDITED) - CONTINUED
MARCH 31, 2005
(PERCENTAGE OF NET ASSETS)

   3.000%, due 07/25/12                                  7,426,370    10,879,171
   5.750%, due 10/25/32                                  1,700,000     2,791,988
                                                                     -----------
                                                                      13,671,159
                                                                     -----------
Russia -- 0.8%
Russian Federation 5.000%/
   7.500%, due 03/31/30 ++                               7,200,000     7,395,840
                                                                     -----------
Total Foreign Bonds & Debt Securities
   (Cost $22,984,094)                                                 22,788,249
                                                                     -----------
U.S. Government & Agency Obligations -- 105.6%
Federal National Mortgage Assoc.
   2.825%, due 09/07/06 +                               32,600,000    32,594,849
   2.925%, due 09/21/06 +                               16,500,000    16,492,212
   3.000%, due 08/25/34 +                                3,734,859     3,731,987
U.S. Treasury Inflation Index Bond
   3.875%, due 04/15/29                                 82,147,518   112,998,183
   3.375%, due 04/15/32                                  3,239,820     4,300,550
U.S. Treasury Inflation Index Note
   3.375%, due 01/15/07                                 71,128,008    74,692,873
   3.625%, due 01/15/08                                  4,152,085     4,466,788
   3.875%, due 01/15/09                                 75,259,128    83,019,398
   4.250%, due 01/15/10                                  7,803,041     8,882,568
   0.875%, due 04/15/10                                 19,019,208    18,610,238
   3.500%, due 01/15/11                                 53,416,930    59,688,612
   3.375%, due 01/15/12                                    755,685       848,355
   3.000%, due 07/15/12                                122,071,885   134,389,182
   1.875%, due 07/15/13                                 22,747,188    23,150,905
   2.000%, due 01/15/14                                110,751,911   113,396,334
   2.000%, due 07/15/14                                108,300,854   110,655,098
   1.625%, due 01/15/15                                 26,703,740    26,317,791
   2.375%, due 01/15/25                                 91,422,906    98,366,018
   3.625%, due 04/15/28                                 25,599,672    33,658,065
U.S. Treasury Note
   4.250%, due 11/15/14                                 15,800,000    15,473,509
                                                                     -----------
Total U.S. Government & Agency Obligations
   (Cost $962,229,742)                                               975,733,515
                                                                     -----------

Security
Description                                                    Shares   Value
--------------------------------------------------------------------------------
Preferred Stock -- 0.1%
Federal National Mortgage Assoc. 7.00% +
   (Cost $605,000)                                             12,100    669,281

Security                                                    Par
Description                                               Amount        Value
--------------------------------------------------------------------------------
Short-Term Investments -- 81.0%
U.S. Government & Agency Discount Notes -- 19.9%
Federal Home Loan Mortgage Corp.
   2.376%, due 04/01/05 (c)                             900,000          900,000
   2.655%, due 05/17/05 (c)                          24,100,000       24,018,241

MET INVESTORS SERIES TRUST
PIMCO INFLATION PROTECTED BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (UNAUDITED) - CONTINUED
MARCH 31, 2005
(PERCENTAGE OF NET ASSETS)

   2.815%, due 06/07/05 (c)                          16,800,000       16,711,984
   0.010%, due 06/13/05 (c)                           3,800,000        3,778,234
   2.669%, due 06/15/05 (c)                          23,600,000       23,466,267
   2.710%, due 06/17/05 (c)                           5,900,000        5,865,801
   2.690%, due 06/21/05 (c)                          16,000,000       15,903,160
   2.915%, due 06/21/05 (c)                           1,100,000        1,092,785

Federal National Mortgage Assoc.
   2.464%, due 04/06/05 (c)                             300,000          299,897
   2.422%, due 04/13/05 (c)                             200,000          199,831
   2.493%, due 04/13/05 (c)                           9,273,000        9,265,118
   2.390%, due 04/15/05 (c)                           8,000,000        7,992,564
   2.471%, due 04/20/05 (c)                             300,000          299,593
   2.508%, due 04/20/05 (c)                          15,500,000       15,478,935
   2.580%, due 04/27/05 (c)                          22,127,000       22,085,738
   2.635%, due 05/11/05 (c)                             400,000          398,824
   2.485%, due 05/25/05 (c)                           6,100,000        6,077,262
   2.695%, due 05/25/05 (c)                             300,000          298,745
   2.645%, due 06/01/05 (c)                           1,000,000          995,518
   2.711%, due 06/01/05 (c)                             600,000          597,149
   2.732%, due 06/01/05 (c)                             200,000          199,051
   2.674%, due 06/13/05 (c)                           1,200,000        1,193,357
   2.683%, due 06/13/05 (c)                             800,000          795,604
   2.960%, due 06/29/05 (c)                          24,900,000       24,717,787
   3.010%, due 08/01/05 (c)                             300,000          296,940

United States Treasury Bills
   2.680%, due 06/02/05 (c)                           1,030,000          298,633
   2.682%, due 06/02/05 (c)                              80,000           79,631
   2.720%, due 06/16/05 (c)                             675,000          671,170
                                                                     -----------
                                                                     183,977,819
                                                                     -----------
Commerical Paper -- 34.8%
ANZ (Delaware), Inc.
   2.710%, due 05/31/05                               8,500,000        8,461,608
Bank of America N.A.
   2.480%, due 04/06/05                                 100,000          100,000
   2.720%, due 05/16/05                               1,900,000        1,900,000
   2.910%, due 06/08/05                              22,400,000       22,400,000
Barclays Plc
   2.855%, due 06/03/05                              10,300,000       10,248,539
   2.950%, due 06/15/05                              16,400,000       16,400,000
   3.020%, due 07/21/05                                 500,000          495,344
Citibank NA
   2.630%, due 04/22/05                               1,000,000        1,000,000
   2.680%, due 05/04/05                                 200,000          200,000
   2.900%, due 06/10/05                               7,700,000        7,700,000
Ford Motor Credit Co.
   3.040%, due 07/07/05                               4,100,000        4,092,005
General Electric Capital Corp.
   2.660%, due 04/28/05                               1,200,000        1,197,606
Halliburton Co.
   4.160%, due 10/17/05 +                             1,200,000        1,208,747
HBOS Treasury Services Plc

MET INVESTORS SERIES TRUST
PIMCO INFLATION PROTECTED BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (UNAUDITED) - CONTINUED
MARCH 31, 2005
(PERCENTAGE OF NET ASSETS)

   2.650%, due 04/28/05                               8,500,000        8,483,106
HSBC Bank USA
   2.410%, due 04/01/05                                 100,000          100,000
   2.750%, due 06/27/05                               1,100,000        1,100,000
IXIS  Commercial Paper
   2.930%, due 06/09/05 (144A)(b)                    24,700,000       24,561,289
KFW International Finance, Inc.
   2.535%, due 04/14/05 (144A)(b)                     8,300,000        8,292,402
Rabobank USA Financial Corp.
   2.820%, due 04/01/05                              25,100,000       25,100,000
Skandinaviska Enskilda Banken
   2.760%, due 05/17/05 (144A)(b)                    24,000,000       23,915,360
   2.880%, due 06/09/05 (144A)(b)                     3,200,000        3,182,336
Swedish National Housing Finance Corp.
   2.940%, due 06/14/05 (144A)(b)                    24,600,000       24,451,334
Total Fina Elf S.A.
   2.830%, due 04/01/05 (144A)(b)                    25,100,000       25,100,000
Toyota Motor Credit Corp.
   2.980%, due 06/29/05                              25,100,000       24,915,083
UBS Finance, Inc.
   2.830%, due 04/01/05                                 600,000          600,000
   2.725%, due 06/01/05                               2,200,000        2,189,842
   2.730%, due 06/02/05                              23,400,000       23,289,981
   2.745%, due 06/10/05                                 900,000          895,196
   2.975%, due 07/14/05                                 500,000          495,703
Wells Fargo Bank NA
   2.680%, due 04/01/05                              21,500,000       21,500,000
   2.790%, due 04/07/05                               1,000,000        1,000,000
Westpac Capital Corp.
   2.900%, due 06/08/05                               2,200,000        2,187,949
Westpactrust Securities, Ltd.
   2.870%, due 06/08/05                              24,800,000       24,665,556
                                                                     -----------
                                                                     321,428,986
                                                                     -----------
Repurchase Agreements -- 26.3%
State Street Bank & Trust Co., Repurchase
   Agreement, dated 03/31/05 at 1.750% to be
   repurchased at $6,768,329 on 04/01/05
   collateralized by $7,010,000 FHLMC 3.200% due
   09/20/05 with a value of $6,904,850                6,768,000        6,768,000
UBS Securities LLC
Repurchase Agreement, dated 03/31/05 at 2.400% to
   be repurchased at $22,001,467 on 04/01/05
   collateralized by $1,495,000 U.S. Treasury
   Bond 8.125% due 08/15/19 with a value of
   $2,028,575 and $20,495,000 U.S. Treasury
   Strips 2.565% due 05/15/05 with a value of
   $20,431,466                                       22,000,000       22,000,000
UBS Securties LLC, Repurchase Agreement, dated
   03/31/05 at 2.510% to be repurchased at
   $215,014,990 on 04/01/05 collateralized by
   $100,000,000 U.S. Treasury Bill 3.029% due
   08/31/05 with a value of $99,743,885 and
   $117,337,180 U.S. Treasury Bill 2.960% due
   08/18/05 with a value of $119,735,659            215,000,000      215,000,000
                                                                     -----------
                                                                     243,768,000
                                                                     -----------
Total Short-Term Investments (Cost $749,190,938)                     749,174,805
                                                                     -----------
Options -- 0.0%
Eurodollar Futures Puts, Expire 06/13/05                    225                0
Treasury Inflation Index Puts, Expire 04/20/05       75,000,000                0
Treasury Inflation Index Puts, Expire 05/02/05       66,000,000                0
Treasury Inflation Index Puts, Expire 05/25/05
   0.000%, due 04/01/05                             167,000,000                0
                                                                     -----------
Total Options (Cost $74,436)                                                   0
                                                                     -----------

MET INVESTORS SERIES TRUST
PIMCO INFLATION PROTECTED BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (UNAUDITED) - CONTINUED
MARCH 31, 2005
(PERCENTAGE OF NET ASSETS)

TOTAL INVESTMENTS --  198.6%
(Cost $1,822,064,650)                                             1,835,515,919
Other Assets and Liabilities (net) -- (98.6%)                      (911,275,688)
                                                                 --------------
TOTAL NET ASSETS -- 100.0%                                       $  924,240,231
                                                                 ==============

Portfolio Footnotes:

Aggregate unrealized appreciation and depreciation, based on cost for federal income tax purposes, are $14,236,783 and $785,514 respectively, resulting in a net unrealized appreciation of $13,451,269

+ Variable or floating rate security. The stated rate represents the rate at March 31, 2005.

++ Security is a "step-up" bond where coupon increases or steps up at a predetermined date. Rates shown are current coupon and next coupon rate when security steps up.

(a) Securities that may be resold to "qualified institutional buyers" under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be illiquid by the portfolio's adviser. These securities represent in the aggregate 0.57% of net assets.

(b) Securities that may be resold to "qualified institutional buyers" under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(c)     Zero coupon bond- Interest rate represents current yield to maturity.

FHLMC - Federal Home Loan Mortgage Corp.

The adviser considers liquid securities as coverage for open derivatives.

The following table summarizes the portfolio composition of the Portfolios' holdings at March 31, 2005, based upon quality ratings issued by Standard & Poor's. For securities not rated by Standard & Poor's, the Moody's rating is used

                                                                      Percent of
                                                                      Portfolio
Portfolio Composition by Credit Quality                              (unaudited)
--------------------------------------------------------------------------------
AAA/Government/Government Agency                                        66.07%
AA                                                                       0.46%
A                                                                       30.97%
BBB                                                                      2.35%
BB                                                                       0.15%

                                                                       ------
Total:                                                                 100.00%
                                                                       ======

                                                   Strike   Number of
Put Options                          Expiration    Price    Contracts     Value
--------------------------------------------------------------------------------
U.S. Treasury Note 10 Year Futures   05/20/2005   $107.00     (385)     $(78,203)
(Written Option Premium $107,118)

                                                   Strike   Number of
Call Options                         Expiration    Price    Contracts     Value
--------------------------------------------------------------------------------
U.S. Treasury Note 10 Year Futures   05/20/2005   $113.00     (117)     $ (3,656)
U.S. Treasury Note 10 Year Futures   05/20/2005   $112.00     (268)      (20,938)
                                                                        --------
(Written Option Premium $66,838)                                        $(24,594)
                                                                        ========

Security Sold Short       Interest Rate    Maturity      Proceeds       Value
--------------------------------------------------------------------------------
U.S. Treasury Note            4.25%       11/15/2013   $14,470,255   $14,379,292

Open swap agreements at March 31, 2005 were as follows:

PIMCO Inflation Protected Bond Portfolio

                        Expiration
Notional Amount            Date                        Description                           Value
---------------         ----------   --------------------------------------------------   ----------
      5,500,000   USD    5/24/2005   Agreement with Morgan Stanley Capital Services,      $    1,381
                                     Inc., dated 11/30/2004 to receive May 25, 2005 the
                                     notional amount multiplied by 0.70% per each of
                                     fifty four Credit Derivative Transactions entered
                                     into, and to pay par in the event of default of
                                     Russian Federation 5.00% due 3/31/2030.

      5,100,000   USD    6/15/2010   Agreement with Lehman Brothers Special Financing,       159,481
                                     Inc., dated 12/7/2004 to receive semi-annually the
                                     notional amount multiplied by the 3 month
                                     USD-LIBOR-BBA and to pay semi-annually the
                                     notional amount multiplied by 4.00%.

     26,100,000   USD    6/15/2015   Agreement with Lehman Brothers Special Financing,        23,486
                                     Inc., dated 12/14/2004 to receive semi-annually
                                     the notional amount multiplied by the 3 month
                                     USD-LIBOR-BBA and to pay semi-annually the
                                     notional amount multiplied by 5.00%.

     18,000,000   USD    6/15/2015   Agreement with J.P. Morgan Chase Bank dated              16,197
                                     12/13/2004 to receive semi-annually the notional
                                     amount multiplied by the 3 month US-LIBOR-BBA and
                                     to pay semi-annually the notional amount
                                     multiplied by 5%.

     52,900,000   USD    6/15/2015   Agreement with Goldman Sachs Capital Markets, L.P.       47,603
                                     dated 12/3/2004 to pay semi-annually the notional
                                     amount multiplied by 5.00% and to receive
                                     semi-annually the notional amount multiplied by
                                     the 3 month USD-LIBOR-BBA.

     20,600,000   USD    6/15/2015   Agreement with Bank of America N.A. dated                18,537
                                     12/7/2004 to receive semi-annually the notional
                                     amount multiplied by the 3 month USD-LIBOR-BBA and
                                     to pay semi-annually the notional amount
                                     multiplied by 5.00%.

     32,700,000   USD    6/15/2015   Agreement with Morgan Stanley Capital Services,          29,425
                                     Inc. dated 12/6/2004 to receive semi-annually the
                                     notional amount multiplied by the 3 month
                                     USD-LIBOR-BBA and to pay semi-annually the
                                     notional amount multiplied by 5.00%.

        400,000   EUR    3/15/2007   Agreement with Merrill Lynch Capital Services,           13,531
                                     Inc., dated 2/10/2004 to receive annually the
                                     notional amount multiplied by 4.00% and to pay
                                     annually the notional amount multiplied by the 6
                                     month EUR-EURLIBOR-Telerate.

        500,000   EUR    3/15/2007   Agreement with J.P. Morgan Chase Bank dated              16,912
                                     4/12/2004 to pay annually the notional amount
                                     multiplied by the 6 month EUR-EURIBOR-Telerate and
                                     to receive annually the notional amount multiplied
                                     by 4%.

     26,000,000   EUR    6/17/2015   Agreement with J.P. Morgan Chase Bank dated           3,458,876
                                     4/27/2004 to pay annually the notional amount
                                     multiplied by the 6 month EUR-EURIBOR-Telerate and
                                     to receive annually the notional amount multiplied
                                     by 5%.

     10,000,000   GBP    6/15/2008   Agreement with J.P. Morgan Chase Bank dated             (10,121)
                                     10/04/2004 to pay semi-annually the notional
                                     amount multiplied by the 6 month GBP-LIBOR-BBA and
                                     to receive semi-annually the notional amount
                                     multiplied by 5%.
                                                                                          ----------
                                                                                          $3,775,308
                                                                                          ==========

EUR - Euro
GBP - British Pound
USD - United States Dollar

MET INVESTORS SERIES TRUST
PIMCO PEA INNOVATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (UNAUDITED)
MARCH 31, 2005
(PERCENTAGE OF NET ASSETS)

Security
Description                                                Shares       Value
--------------------------------------------------------------------------------
Common Stocks -- 93.3%
Biotechnology -- 0.6%
Biogen Idec, Inc.*                                          31,480   $ 1,086,375
                                                                     -----------
Capital Goods - Diversified -- 2.7%
Tyco International, Ltd.                                    74,300     2,511,340
United Technologies Corp.                                   24,300     2,470,338
                                                                     -----------
                                                                       4,981,678
                                                                     -----------
Communications Equipment -- 8.9%
Cisco Systems, Inc.*                                       116,200     2,078,818
Comverse Technology, Inc.*                                 283,390     7,147,095
Corning, Inc.*                                             134,230     1,493,980
F5 Networks, Inc.*(a)                                       82,520     4,166,435
Juniper Networks, Inc.                                      26,530       585,252
Motorola, Inc.                                              66,840     1,000,595
QUALCOMM, Inc.                                               2,760       101,154
Telefonaktiebolaget LM Ericsson (ADR)(a)                     5,300       149,460
                                                                     -----------
                                                                      16,722,789
                                                                     -----------
Computers & Peripherals -- 19.5%
Apple Computer, Inc.*                                      172,320     7,180,574
Avid Technology, Inc.*(a)                                   83,690     4,529,303
Dell, Inc.                                                  54,730     2,102,727
EMC Corp.*                                                 401,369     4,944,866
Hewlett-Packard Co.                                        260,000     5,704,400
NCR Corp.*                                                 231,900     7,824,306
Network Appliance, Inc.*                                    16,840       465,794
Seagate Technology, Inc.*                                  163,920     3,204,636
Sun Microsystems, Inc.                                     129,000       521,160
                                                                     -----------
                                                                      36,477,766
                                                                     -----------
Energy Resources -- 0.5%
TransOcean Holdings Berhad*                                 16,670       857,838
                                                                     -----------
Health Care Equipment & Supplies -- 0.4%
Guidant Corp.                                               11,100       820,290
                                                                     -----------
Health Care Providers & Services -- 1.4%
PacifiCare Health Systems, Inc.*                            25,300     1,440,076
WellPoint, Inc.*                                             9,800     1,228,430
                                                                     -----------
                                                                       2,668,506
                                                                     -----------
Internet Software & Services -- 18.3%
Google, Inc.*                                               58,700    10,595,937
Monster Worldwide, Inc.*                                   118,170     3,314,669
Netease.com, Inc. (ADR)*(a)                                  4,900       236,229
Shanda Interactive Entertainment, Ltd.(ADR)*(a)            120,500     3,639,100
SINA Corp.* (a)                                              6,700       208,102
Softbank Corp.                                               2,200        90,591
Tencent Holdings, Ltd.                                   1,312,000       950,507
VeriSign, Inc.*                                            251,400     7,215,180
Yahoo!, Inc.*                                              240,180     8,142,102
                                                                     -----------
                                                                      34,392,417
                                                                     -----------
IT Consulting & Services -- 2.4%

MET INVESTORS SERIES TRUST
PIMCO PEA INNOVATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (UNAUDITED) - CONTINUED
MARCH 31, 2005
(PERCENTAGE OF NET ASSETS)

Cognizant Technology Solutions Corp.*                       98,060     4,530,372
Telvent GIT, S.A.*                                           5,900        58,705
                                                                     -----------
                                                                       4,589,077
                                                                     -----------
Media -- 0.5%
XM Satellite Radio Holdings, Inc. - Class A*(a)             29,500       929,250
                                                                     -----------

Oil & Gas -- 3.3%
Cooper Cameron Corp.*                                       17,800     1,018,338
Diamond Offshore Drilling, Inc.(a)                          15,220       759,478
Halliburton Co.                                             19,610       848,133
Nabors Exchangeco Canada, Inc.*                              4,300       254,302
National-Oilwell Varco, Inc.*                                5,600       261,520
Schlumberger, Ltd.                                          23,040     1,623,859
Smith International, Inc.                                    9,000       564,570
Weatherford International, Ltd.*                            13,500       782,190
                                                                     -----------
                                                                       6,112,390
                                                                     -----------
Pharmaceuticals -- 2.4%
IVAX Corp.*                                                 80,920     1,599,788
Johnson & Johnson                                           43,270     2,906,013
                                                                     -----------
                                                                       4,505,801
                                                                     -----------
Semiconductor Equipment & Products -- 12.4%
Cypress Semiconductor Corp.*(a)                             80,880     1,019,088
Intel Corp.                                                 47,000     1,091,810
Linear Technology Corp.                                     17,900       685,749
Marvell Technology Group, Ltd.*                            231,348     8,869,882
Microchip Technology, Inc.                                  55,740     1,449,798
National Semiconductor Corp.                               208,620     4,299,658
Nidec Corp.                                                  7,800       970,103
Samsung Electronics Co., Ltd.(GDR)(144A)(c)*                 6,500     1,608,750
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)(a)      279,260     2,368,125
Tessera Technologies, Inc.*                                 18,360       793,703
                                                                     -----------
                                                                      23,156,666
                                                                     -----------
Software -- 18.6%
Amdocs, Ltd.*                                              187,280     5,318,752
Autodesk, Inc.                                              90,890     2,704,886
Cognos, Inc.*(a)                                            23,000       964,620
Intuit, Inc.*                                               46,000     2,013,420
Macromedia, Inc.*                                           66,100     2,214,350
McAfee, Inc.*                                                4,000        90,240
Mercury Interactive Corp.*                                 123,756     5,863,559
Microsoft Corp.                                            173,100     4,183,827
Nintendo Co., Ltd.                                             900        98,210
Oracle Corp.                                                73,640       919,027
Red Hat, Inc.*(a)                                          438,960     4,789,054
SAP AG (ADR)                                                25,140     1,007,611
Symantec Corp.*                                             91,490     1,951,482
Take-Two Interactive Software, Inc.*(a)                     17,500       684,250
TIBCO Software, Inc.(a)                                    126,000       938,700
Trend Micro, Inc.                                           12,500       535,656
VERITAS Software Corp.(a)                                   23,180       538,240
                                                                     -----------
                                                                      34,815,884
                                                                     -----------

MET INVESTORS SERIES TRUST
PIMCO PEA INNOVATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (UNAUDITED) - CONTINUED
MARCH 31, 2005
(PERCENTAGE OF NET ASSETS)

Telecommunication Services - Wireless -- 1.4%
Nextel Partners, Inc. - Class A*(a)                        122,700     2,694,492
                                                                     -----------
Total Common Stocks (Cost $167,940,719)                              174,811,219
                                                                     -----------

Security                                                 Par
Description                                             Amount          Value
--------------------------------------------------------------------------------
Short-Term Investments -- 16.1%
State Street Bank & Trust Co., Repurchase
   Agreement, dated 03/31/05 at 1.750% to be
   repurchased at $18,349,892 on 04/01/05
   collateralized by $17,935,000
   FHLB 5.375% due 05/15/19 with a value of
   $18,719,656.                                      $18,349,000     18,349,000
State Street Navigator Securities Lending Prime
   Portfolio (b)                                      11,803,299     11,803,299

Total Short-Term Investments (Cost $30,152,299)                      30,152,299
                                                                   ------------
TOTAL INVESTMENTS -- 109.4%
   (Cost $198,093,018)                                              204,963,518
Other Assets and Liabilities (net) -- (9.4%)                        (17,596,891)
                                                                   ------------
TOTAL NET ASSETS -- 100.0%                                         $187,366,627
                                                                   ============

Portfolio Footnotes:

Aggregate unrealized appreciation and depreciation, based on cost for federal income tax purposes, are $11,399,502 and $4,529,002 respectively, resulting in a net unrealized appreciation of $6,870,500.

*      Non-income producing security.

(a)    All or a portion of security out on loan.

(b) Represents investment of collateral received from securities lending transactions.

(c)    144A

ADR -  American Depositary Receipt

GDR -  Global Depositary Receipt

FHLB - Federal Home Loan Bank

                                                   Strike   Number of
Call Options                          Expiration    Price   Contracts    Value
--------------------------------------------------------------------------------
Red Hat, Inc.                         04/16/2005   $10.00      650      $ 84,500
Red Hat, Inc.                         05/21/2005   $10.00      200      $ 30,000
                                                                        --------
(Purchase Option Premium $104,582)                                      $114,500
                                                                        ========

MET INVESTORS SERIES TRUST
PIMCO TOTAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (UNAUDITED)
MARCH 31, 2005
(PERCENTAGE OF NET ASSETS)

Security
Description                                            Par Amount       Value
--------------------------------------------------------------------------------
Municipals -- 2.3%
Badger Tobacco Asset Securitization Corp.
   6.375%, due 06/01/32                                 $  360,000   $   366,052
California Infrastructure & Economic Development,
   (AMBAC)
   5.000%, due 07/01/36                                  1,350,000     1,388,461
California State Economic Recovery
   5.250%, due 07/01/12                                  3,300,000     3,626,436
Clark Country Nevada School District
   5.375%, due 06/15/13                                  2,000,000     2,228,080
Energy Northwest Wash Electric Revenue
   5.500%, due 07/01/12                                  1,600,000     1,767,440
   5.500%, due 07/01/14                                  2,000,000     2,229,680
Florida State, Series A
   5.000%, due 06/01/32                                    900,000       927,900
Florida State Board of Education
   5.000%, due 06/01/32                                    400,000       413,636
Georgia State
   7.450%, due 05/01/20 ** (144A)(b)                     1,000,000     1,120,820
Golden State Tob Securitization Corp.
   6.250%, due 06/01/33                                    640,000       657,190
   6.750%, due 06/01/39                                  3,400,000     3,584,620
Illinois Development Finance Authority
   5.000%, due 02/01/33                                  7,410,000     7,548,789
New York City Municipal Water Finance Authority
   5.000%, due 06/15/34 (144A) (b)                       2,060,000     2,112,757
   7.470%, due 06/15/35 ** (144A) (b)                      650,000       686,582
Northern Tob Securization Corp.
   6.500%, due 06/01/31                                    900,000       920,412
Tacoma Washington Regional Water Supply Systems,
   (MBIA Insured)
   5.000%, due 12/01/32                                    800,000       818,848
Texas State University Systems Financing Revenue
   5.000%, due 03/15/34                                    890,000       914,938
Tobacco Settlement Funding Corp.
   6.375%, due 06/01/32                                  1,400,000     1,435,140
   5.875%, due 05/15/39                                  2,000,000     1,978,060
   6.750%, due 06/01/39                                  1,200,000     1,261,200
   6.125%, due 06/01/42                                  2,500,000     2,508,046
Tobacco Settlement Revenue Management
   6.375%, due 05/15/28                                  1,800,000     1,830,150
Wisconsin State, (MBIA Insured)
   5.000%, due 05/01/13                                  3,000,000     3,256,860
                                                                      ----------
Total Municipals (Cost $42,505,162)                                   43,582,097
                                                                      ----------
Domestic Bonds & Debt Securities -- 11.8%
Aerospace & Defense -- 0.0%
General Dynamics Corp.
   2.125%, due 05/15/06                                    325,000       318,612
Lockheed Martin Corp.
   8.500%, due 12/01/29                                    100,000       135,910
                                                                      ----------
                                                                         454,522
                                                                      ----------

MET INVESTORS SERIES TRUST
PIMCO TOTAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (UNAUDITED) - CONTINUED
MARCH 31, 2005
(PERCENTAGE OF NET ASSETS)

Airlines -- 0.0%
United Airlines, Inc.
   2.630%, due 12/02/02 **(d)                                288,413     266,544
                                                                       ---------
Asset-Backed Securities -- 3.1%
Ameriquest Mortgage Securities, Inc.
   3.140%, due 06/25/31 **                                   102,984     103,058
Bank One Issuance Trust
   2.860%, due 10/15/08 **                                 7,100,000   7,106,777
Bear Stearns Asset-Backed Securities, Inc.
   3.250%, due 10/27/32 **                                   165,137     165,945
CDC Mortgage Capital Trust
   3.080%, due 03/25/34 **                                   401,207     401,579
Citibank Omni-S Master Trust
   2.940%, due 08/18/09 **                                 7,100,000   7,107,771
   3.190%, due 11/17/09 **                                 2,800,000   2,808,564
Citifinancial Mortgage Securities, Inc.
   3.160%, due 05/25/33 **                                 2,117,680   2,121,298
Countrywide Asset-Backed Certificates
   2.960%, due 08/25/23 **                                 1,845,872   1,845,584
   3.000%, due 03/25/24 **                                 1,200,902   1,201,643
First Franklin Mortgage Loan Trust
   3.020%, due 10/25/13 **                                 1,752,896   1,754,336
   2.940%, due 03/25/34 **                                   968,404     968,995
GSAMP Trust
   3.030%, due 10/25/34 **                                 1,004,845   1,005,160
Household Automotive Trust
   3.300%, due 05/18/09                                    1,250,000   1,240,039
Household Home Equity Loan Trust
   3.200%, due 10/20/32 **                                   230,633     230,960
Long Beach Mortgage Loan Trust
   3.000%, due 02/25/24 **                                   547,050     547,534
   3.170%, due 06/25/33 **                                   389,967     390,577
Morgan Stanley Home Equity Loans
   2.970%, due 12/25/34 **                                 6,676,566   6,681,064
Option One Mortgage Loan Trust
   3.170%, due 08/25/33 **                                   187,117     187,589
   2.960%, due 05/25/34 **                                   782,398     782,866
PSE&G Transition Funding LLC
   6.610%, due 06/15/15                                      470,000     520,514
Quest Trust
   3.410%, due 06/25/34 ** (144A) (c)                      1,550,623   1,555,988
Renaissance Home Equity Loan Trust
   3.050%, due 07/25/34 **                                   981,902     982,363
   3.030%, due 02/25/35 **                                 2,935,136   2,937,170
Residential Asset Mortgage Products, Inc.
   3.000%, due 06/25/24 **                                 1,118,207   1,119,043
Residential Asset Securities Corp.
   2.970%, due 06/25/25 **                                 1,827,397   1,828,525
   3.020%, due 04/25/35 **                                 7,000,000   7,000,000
SLM Student Loan Trust

MET INVESTORS SERIES TRUST
PIMCO TOTAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (UNAUDITED) - CONTINUED
MARCH 31, 2005
(PERCENTAGE OF NET ASSETS)

   2.990%, due 12/15/22 (144A) (c)                          910,000      892,532
Structured Asset Securities Corp.
   3.350%, due 05/25/32 **                                1,540,671    1,545,759
Vanderbilt Mortgage Finance, Inc.
   6.545%, due 04/07/18                                      49,634       50,138
Wachovia Asset Securitization
   3.110%, due 06/25/33 **                                  462,937      464,404
Wells Fargo Home Equity Trust
   3.010%, due 06/25/19 **                                1,517,718    1,518,923
                                                                      ----------
                                                                      57,066,698
                                                                      ----------
Automobiles -- 0.3%
DaimlerChrysler NA Holdings
   7.200%, due 09/01/09                                     255,000      274,782
Ford Motor Co.
   7.450%, due 07/16/31                                     840,000      761,905
General Motors Acceptance Corp.
   8.000%, due 11/01/31                                   3,200,000    2,793,683
General Motors Corp.
   7.200%, due 01/15/11                                     555,000      501,610
   8.250%, due 07/15/23                                   1,580,000    1,367,828
   8.375%, due 07/15/33                                     400,000      343,121
TRW Automotive, Inc.
   9.375%, due 02/15/13                                      76,000       82,080
                                                                      ----------
                                                                       6,125,009
                                                                      ----------
Banks -- 0.3%
ABN AMRO NA Holding Capital
   6.523%, due 12/01/49 (144A) (c)                          345,000      371,723
ANZ Capital Trust I
   5.360%, due 12/29/49 (144A) (b)                          525,000      524,559
HSBC Capital Funding LP
   1.000%, due 12/29/49 (144A) (c)                          585,000      555,698
   9.547%, due 12/31/49 (144A) (c)                          350,000      422,635
Popular N.A., Inc.
   6.125%, due 10/15/06                                     610,000      626,722
   4.700%, due 06/30/09                                      50,000       49,925
Rabobank Capital Fund III
   5.254%, due 12/29/49 ( 144A) (c)                         370,000      367,237
RBS Capital Trust II
   6.425%, due 12/29/49                                     120,000      128,640
RBS Capital Trust III
   5.512%, due 09/29/49                                     815,000      828,290
SunTrust Banks, Inc.
   2.500%, due 11/01/06                                     525,000      512,632
US Bank NA
   2.850%, due 11/15/06                                     695,000      682,362
Westpac Capital Trust III
   5.819%, due 12/29/49  (144A) (b)                          80,000       82,614
Westpac Capital Trust IV
   5.256%, due 12/29/49  (144A) (b)                         165,000      161,911
Fleet Boston Financial Corp.
   7.375%, due 12/01/09                                      70,000       77,437

MET INVESTORS SERIES TRUST
PIMCO TOTAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (UNAUDITED) - CONTINUED
MARCH 31, 2005
(PERCENTAGE OF NET ASSETS)

                                                                       5,392,385
Chemicals -- 0.0%
Dow Chemical Co.
   7.375%, due 11/01/29                                      185,000     226,113
Huntsman International LLC
   9.875%, due 03/01/09                                       70,000      75,950
ICI Wilmington, Inc.
   5.625%, due 12/01/13                                      340,000     345,089
Lyondell Chemical Co.
   10.875%, due 05/01/09                                     120,000     125,100
                                                                       ---------
                                                                         772,252
                                                                       ---------
Collateralized Mortgage Obligations -- 3.8%
Bank America Mortgage Securities
   3.300%, due 01/25/34 **                                 3,417,496   3,432,048
Bear Stearns Adjustable Rate Mortgage Trust
   5.360%, due 02/25/33 **                                   398,266     402,475
Bear Stearns Commercial Mortgage Securities, Inc.
   3.020%, due 05/14/16 ** (144A) (c)                      6,500,000   6,506,600
   5.060%, due 11/15/16                                      444,910     451,057
Cendant Mortgage Corp.
   6.000%, due 07/25/43 (144A) (b)                         1,380,852   1,407,235
Countrywide Alternative Loan Trust
   5.750%, due 07/25/32                                      968,017     968,011
Countrywide Home Loans
   6.000%, due 08/25/17                                    2,243,283   2,238,522
   3.170%, due 03/25/35 **                                 8,519,935   8,523,929
Credit Suisse First Boston Mortgage Securities Corp.
   5.750%, due 09/22/17                                    3,006,169   3,063,423
   2.478%, due 03/25/32 ** (144A) (c)                        524,782     526,835
   6.500%, due 04/25/33                                    1,559,500   1,580,330
   2.360%, due 08/25/33 ** (144A) (c)                      1,622,302   1,606,197
Credit-Based Asset Servicing & Securitization
   3.190%, due 08/25/29 **                                   108,225     108,367
GMAC Mortgage Corp.
   5.940%, due 07/01/13                                      103,841     101,200
Green Tree Financial Corp.
   6.220%, due 03/01/30                                      264,770     269,337
GSR  Mortgage Loan Trust
   6.000%, due 03/25/32                                       15,440      15,532
Harborview Mortgage Loan
   1.390%, due 03/19/34                                    8,600,000   8,604,037
Homestar Mortgage Acceptance Corp.
   3.040%, due 01/25/22 **                                   214,415     214,558
Indymac ARM Trust
   3.868%, due 01/25/32 **                                    10,338      10,328
Indymac MBS Inc.
   3.250%, due 05/25/33 **                                 4,887,217   4,897,024
Mellon Residential Funding Corp.
   3.020%, due 07/25/29 **                                   127,972     128,626
MLCC Mortgage Investors, Inc.
   3.190%, due 03/15/25 **                                   230,584     231,832

MET INVESTORS SERIES TRUST
PIMCO TOTAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (UNAUDITED) - CONTINUED
MARCH 31, 2005
(PERCENTAGE OF NET ASSETS)

Morgan Stanley Dean Witter Capital
   4.920%, due 03/12/35                                     495,000      492,378
Renaissance Home Equity Loan Trust
   3.290%, due 08/25/33 **                                1,436,774    1,443,414
Residential Accredit Loans, Inc.
   5.500%, due 06/25/17                                      41,906       42,219
   3.250%, due 03/25/33 **                                4,465,437    4,468,077
Residential Funding Mortgage Securities
   3.200%, due 06/25/18 **                                2,256,771    2,257,487
Sequoia Mortgage Trust
   3.200%, due 07/20/33 **                                1,665,450    1,661,451
Structured Asset Mortgage Investments, Inc.
   3.920%, due 03/25/32 **                                4,349,033    4,389,451
Washington Mutual, Inc.
   6.000%, due 03/25/17                                     316,327      317,159
   3.120%, due 12/25/27 **                                9,026,185    9,022,985
   5.132%, due 10/25/32 **                                  342,031      345,946
   3.430%, due 02/27/34 **                                1,334,616    1,329,563
   3.520%, due 12/25/40 **                                   12,301       12,226
                                                                      ----------
                                                                      71,069,859
                                                                      ----------
Commercial Services & Supplies -- 0.0%
Allied Waste North America, Inc.
   6.125%, due 02/15/14                                     315,000      282,713
   7.375%, due 04/15/14                                      15,000       13,650
Cendant Corp.
   7.125%, due 03/15/15                                     240,000      268,678
Xerox Corp.
   7.625%, due 06/15/13                                      50,000       52,500
                                                                      ----------
                                                                         617,541
                                                                      ----------
Containers & Packaging -- 0.0%
Owens Brockway Glass Container
   8.875%, due 02/15/09                                     150,000      160,875
   7.750%, due 05/15/11                                      55,000       57,888
                                                                      ----------
                                                                         218,763
                                                                      ----------
Electric Utilities -- 0.3%
Alabama Power Co.
   2.800%, due 12/01/06                                     250,000      245,045
Arizona Public Service Co.
   4.650%, due 05/15/15                                     165,000      157,662
Dominion Resources, Inc.
   8.125%, due 06/15/10                                     335,000      383,635
   6.300%, due 03/15/33                                     210,000      217,867
DTE Energy Co.
   6.375%, due 04/15/33                                     260,000      270,937
Entergy Gulf States
   3.600%, due 06/01/08                                   1,400,000    1,359,609
FPL Group Capital, Inc.
   7.625%, due 09/15/06                                     405,000      425,229
Pacificorp
   3.260%, due 09/15/08                                     250,000      248,919
Pepco Holdings, Inc.

MET INVESTORS SERIES TRUST
PIMCO TOTAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (UNAUDITED) - CONTINUED
MARCH 31, 2005
(PERCENTAGE OF NET ASSETS)

   6.450%, due 08/15/12                                       90,000      96,966
   7.450%, due 08/15/32                                      180,000     215,099
PSEG Power LLC
   5.500%, due 12/01/15                                      420,000     423,302
   8.625%, due 04/15/31                                      245,000     326,329
TXU Energy Co.
   3.420%, due 01/17/06 ** (144A) (c)                        800,000     800,106
Progress Energy, Inc.
   6.850%, due 04/15/12                                      650,000     709,616
                                                                       ---------
                                                                       5,880,321
                                                                       ---------
Energy Equipment & Services -- 0.0%
Peabody Energy Corp.
   6.875%, due 01/17/06                                       70,000      72,450
Financials - Diversified -- 1.7%
American General Finance Corp.
   3.000%, due 11/15/06                                      605,000     595,302
   4.500%, due 11/15/07                                      280,000     280,551
Associates Corp. of North America
   6.200%, due 05/16/05                                      500,000     501,789
CIT Group, Inc.
   7.750%, due 04/02/12                                    1,900,000   2,200,694
Citigroup, Inc.
   5.625%, due 08/27/12                                    1,000,000   1,037,588
Ford Motor Credit Co.
   4.000%, due 03/21/07 **                                 9,200,000   9,222,246
   7.375%, due 10/28/09                                       60,000      60,320
   7.875%, due 06/15/10                                    1,070,000   1,090,496
   7.000%, due 10/01/13                                      470,000     456,010
General Electric Capital Corp.
   5.450%, due 01/15/13                                      375,000     385,805
   6.750%, due 03/15/32                                      165,000     191,098
Goldman Sachs Group, Inc.
   3.023%, due 07/23/09 **                                 6,700,000   6,741,640
   5.700%, due 09/01/12                                       55,000      56,708
   5.000%, due 10/01/14                                      525,000     509,741
   6.345%, due 02/15/34                                      395,000     406,185
Heller Financial, Inc.
   6.375%, due 03/15/06                                      400,000     409,092
ING Capital Funding Trust III
   8.439%, due 12/31/49                                      200,000     234,442
Mid-State Trust, - Class A
   7.791%, due 03/15/38                                      372,711     408,444
Mizuho Financial Group, Inc.
   8.790%, due 12/29/49 (144A) (c)                           390,000     433,537
   9.870%, due 12/31/49 (144A) (c)                           410,000     467,527
Morgan Stanley Group, Inc.
   5.300%, due 03/01/13                                      800,000     805,828
Nisource Finance Corp.
   6.150%, due 03/01/13                                      475,000     505,152
Prudential Holding, LLC

MET INVESTORS SERIES TRUST
PIMCO TOTAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (UNAUDITED) - CONTINUED
MARCH 31, 2005
(PERCENTAGE OF NET ASSETS)

   8.695%, due 12/18/23 (144A) (c)                         150,000       190,308
Qwest Capital Funding, Inc.
   7.750%, due 08/15/06                                    700,000       711,375
   7.250%, due 02/15/11                                    510,000       478,125
SLM Corp.
   5.625%, due 04/10/07                                    775,000       795,178
Small Business Administration
   7.449%, due 08/01/10                                  1,207,601     1,290,053
   6.353%, due 03/01/11                                    218,761       228,122
   5.500%, due 10/01/18                                    200,796       205,401
                                                                     -----------
                                                                      30,898,757
                                                                     -----------
Food & Drug Retailing -- 0.0%
Safeway, Inc.
   4.125%, due 11/01/08                                    480,000       466,018
                                                                     -----------
Health Care Equipment & Supplies -- 0.0%
HCA, Inc.
   5.250%, due 11/06/08                                    450,000       451,777
                                                                     -----------
Health Care Providers & Services -- 0.1%
Columbia/HCA Healthcare Corp.
   6.910%, due 06/15/05                                    500,000       505,623
UnitedHealth Group, Inc.
   3.300%, due 01/30/08                                    340,000       330,097
                                                                     -----------
                                                                         835,720
                                                                     -----------
Hotels, Restaurants & Leisure -- 0.0%
Starwood Hotels & Resorts
   7.375%, due 11/15/15                                     40,000        43,200
                                                                     -----------
Household Durables -- 0.1%
Centex Corp.
   5.700%, due 05/15/14                                    280,000       280,671
D.R. Horton, Inc.
   8.500%, due 04/15/12                                     60,000        65,758
KB Home
   5.750%, due 02/01/14                                    430,000       414,015
Pulte Homes, Inc.
   5.250%, due 01/15/14                                    290,000       278,679
Standard Pacific Corp.
   6.875%, due 05/15/11                                     85,000        86,275
                                                                     -----------
                                                                       1,125,398
                                                                     -----------
Insurance -- 0.0%
Nationwide Financial Services, Inc.
   6.250%, due 11/15/11                                     55,000        59,234
   5.900%, due 07/01/12                                     60,000        63,072
                                                                     -----------
                                                                         122,306
                                                                     -----------
Media -- 0.2%
Clear Channel Communications, Inc.
   5.500%, due 09/15/14                                    300,000       286,981
Comcast Cable Holdings
   8.375%, due 03/15/13                                    506,000       602,146

MET INVESTORS SERIES TRUST
PIMCO TOTAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (UNAUDITED) - CONTINUED
MARCH 31, 2005
(PERCENTAGE OF NET ASSETS)

Comcast Corp.
   7.050%, due 03/15/33                                     75,000        84,159
Cox Communications, Inc.
   4.625%, due 06/01/13                                    430,000       401,350
Echostar DBS Corp.
   6.375%, due 10/01/11                                     70,000        68,950
News America Holdings, Inc.
   7.750%, due 01/20/24                                     25,000        29,125
Time Warner Cos, Inc.
   9.150%, due 02/01/23                                    155,000       204,269
   8.375%, due 03/15/23                                    260,000       319,375
   7.625%, due 04/15/31                                    310,000       365,300
News America Holdings, Inc.
   8.250%, due 08/10/18                                    110,000       133,167
Tele-Communications TCI Group
   7.875%, due 02/15/26                                    175,000       214,093
                                                                     -----------
                                                                       2,708,915
                                                                     -----------
Oil & Gas -- 0.9%
Duke Capital LLC
   6.250%, due 02/15/13                                    375,000       396,331
   8.000%, due 10/01/19                                     55,000        65,398
El Paso Corp.
   7.750%, due 01/15/32                                  2,875,000     2,724,062
Husky Energy, Inc.
   6.150%, due 06/15/19                                    215,000       224,500
Kerr-McGee Corp.
   6.950%, due 07/01/24                                    235,000       241,911
Kinder Morgan Energy Partners
   7.400%, due 03/15/31                                    225,000       260,733
   7.750%, due 03/15/32                                    135,000       162,737
   7.300%, due 08/15/33                                     90,000       103,732
Magellan Midstream Partners
   5.650%, due 10/15/16                                    385,000       384,186
Pemex Project Funding Master Trust
   7.375%, due 12/15/14                                  1,700,000     1,823,250
   8.625%, due 02/01/22                                  2,944,000     3,352,480
PG&E Corp.
   3.260%, due 04/03/06 **                               5,299,000     5,314,054
Pioneer Natural Resource
   5.875%, due 07/15/16                                    405,000       415,031
Reliant Resource, Inc.
   9.500%, due 07/15/13                                    120,000       131,100
Transcontinental Gas Pipe Line Corp.
   8.875%, due 07/15/12 Series B                            35,000        41,213
Valero Energy Corp.
   7.500%, due 04/15/32                                    225,000       272,113
Williams Companies, Inc. (The)
   8.125%, due 03/15/12                                     35,000        38,500
                                                                     -----------
                                                                      15,951,331
                                                                     -----------
Paper & Forest Products -- 0.0%
Georgia-Pacific Corp.

MET INVESTORS SERIES TRUST
PIMCO TOTAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (UNAUDITED) - CONTINUED
MARCH 31, 2005
(PERCENTAGE OF NET ASSETS)

   7.375%, due 07/15/08                                     15,000        15,787
International Paper Co.
   5.850%, due 10/30/12                                    115,000       120,031
                                                                     -----------
                                                                         135,818
                                                                     -----------
Pharmaceuticals -- 0.0%
Wyeth
   6.450%, due 02/01/24                                    160,000       173,243
                                                                     -----------
Retail - Multiline -- 0.0%
Federated Department Stores, Inc.
   6.300%, due 04/01/09                                     60,000        62,778
                                                                     -----------
Telecommunication Services - Diversified -- 0.9%
Qwest Corp.
   9.125%, due 03/15/12 (144A) (c)                       1,720,000     1,879,100
SBC Communications, Inc.
   4.125%, due 09/15/09                                  4,000,000     3,894,388
   5.100%, due 09/15/14                                    380,000       371,063
   5.625%, due 06/15/16                                    455,000       457,738
   4.206%, due 06/05/21 (144A) (c)                       9,400,000     9,416,469
Sprint Capital Corp.
   6.900%, due 05/01/19                                    220,000       238,821
   8.750%, due 03/15/32                                    215,000       279,775
Verizon Global Funding Corp.
   7.375%, due 09/01/12                                    185,000       210,176
Verizon New York, Inc.
   6.875%, due 04/01/12 Series A                           325,000       354,749
   7.375%, due 04/01/32 Series B                           155,000       174,494
                                                                     -----------
                                                                      17,276,773
                                                                     -----------
Telecommunication Services - Wireless -- 0.1%
AT&T Wireless Services, Inc.
   7.875%, due 03/01/11                                    260,000       296,077
   8.125%, due 05/01/12                                      5,000         5,849
   8.750%, due 03/01/31                                    245,000       324,203
Cingular Wireless LLC
   6.500%, due 12/15/11                                    700,000       754,858
Nextel Communications, Inc.
   7.375%, due 08/01/15                                     70,000        74,287
                                                                     -----------
                                                                       1,455,274
                                                                     -----------
Transportation -- 0.0%
Norfolk Southern Corp.
   7.800%, due 05/15/27                                    175,000       219,401
   7.250%, due 02/15/31                                    125,000       150,380
Union Pacific Corp.
   6.625%, due 02/01/29                                     50,000        55,356
                                                                     -----------
                                                                         425,137
                                                                     -----------
Total Domestic Bonds & Debt Securities
   (Cost $217,989,824)                                               220,068,789
                                                                     ===========
Foreign Bonds & Debt Securities -- 13.2%
Aruba -- 0.0%
UFJ Finance Aruba AEC

MET INVESTORS SERIES TRUST
PIMCO TOTAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (UNAUDITED) - CONTINUED
MARCH 31, 2005
(PERCENTAGE OF NET ASSETS)

   6.750%, due 07/15/13                                    220,000       237,232
                                                                     -----------
Brazil -- 0.8%
Federal Republic of Brazil
   4.250%, due 04/15/06 **                               1,272,000     1,271,743
   11.250%, due 07/26/07                                   700,000       784,700
   11.500%, due 03/12/08                                 2,140,000     2,421,410
   3.125%, due 04/15/09 **                                 508,262       494,387
   8.840%, due 06/29/09 **                               1,380,000     1,540,425
   11.000%, due 01/11/12                                 1,265,000     1,435,775
   3.125%, due 04/15/12 **                               3,141,202     2,956,028
   8.000%, due 04/15/14                                  3,888,318     3,854,295
                                                                     -----------
                                                                      14,758,763
                                                                     -----------
Canada -- 0.0%
Abitibi-Consolidated, Inc.
   6.000%, due 06/20/13                                     15,000        13,050
Rogers Wireless, Inc.
   6.375%, due 03/01/14                                    435,000       424,125
                                                                     -----------
                                                                         437,175
                                                                     -----------
Cayman Islands -- 0.0%
Hutchison Whampoa International, Ltd.
   6.250%, due 01/24/14 (144A) (c)                         245,000       255,302
Mizuho Finance
   5.790%, due 04/15/14 (144A) (c)                         315,000       319,747
                                                                     -----------
                                                                         575,049
                                                                     -----------
Colombia -- 0.0%
Republic of Colombia
   9.750%, due 04/09/11                                    398,264       440,081
                                                                     -----------
France -- 4.9%
AXA S.A.
   8.600%, due 12/15/30                                     60,000        78,938

France Telecom S.A.,
   8.000%, due 03/01/11                                    400,000       458,241
   8.750%, due 03/01/31                                    165,000       217,817
Government of France
   5.750%, due 10/25/32                                  7,400,000    12,153,361
Republic of France
   2.034%, due 06/23/05 +                               48,700,000    62,837,202
   2.077%, due 09/01/05 +                                9,000,000    11,565,008
   4.750%, due 04/25/35                                  2,300,000     3,300,172
                                                                     -----------
                                                                      90,610,739
                                                                     -----------
Germany -- 3.1%
Bundesrepublik Deutschland
   2.034%, due 07/13/05 +                               25,000,000    32,228,438
   6.500%, due 07/04/27                                  7,400,000    12,920,941
Federal Republic of Germany
   6.250%, due 01/04/30                                  7,600,000    13,074,035
                                                                     -----------
                                                                      58,223,414
                                                                     -----------
Hong Kong -- 0.2%
Hong Kong Government

MET INVESTORS SERIES TRUST
PIMCO TOTAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (UNAUDITED) - CONTINUED
MARCH 31, 2005
(PERCENTAGE OF NET ASSETS)

   5.125%, due 08/01/14 (144A) (c)                       4,000,000     4,043,740
                                                                     -----------
Italy -- 0.0%
Telecom Italia Capital
   4.000%, due 11/15/08                                    270,000       263,158
   4.000%, due 01/15/10 (144A) (c)                         510,000       488,091
                                                                     -----------
                                                                         751,249
                                                                     -----------
Korea -- 0.1%
Industrial Bank of Korea
   4.000%, due 05/19/14 (144A) (c)                         335,000       322,692
Korea First Bank
   7.267%, due 03/03/34 ** (144A) (c)                      240,000       272,513
Woori Bank Korea
   5.750%, due 03/13/14 ** (144A) (b)                      305,000       316,538
                                                                     -----------
                                                                         911,743
                                                                     -----------
Mexico -- 0.6%
United Mexican States
   6.375%, due 01/16/13                                  1,185,000     1,232,400
   6.625%, due 03/03/15                                    705,000       736,373
   8.000%, due 09/24/22                                  1,500,000     1,706,250
   11.500%, due 05/15/26                                   130,000       196,950
   8.300%, due 08/15/31                                  5,925,000     6,798,937
                                                                     -----------
                                                                      10,670,910
                                                                     -----------
Netherlands -- 0.1%
Deutsche Telekom Finance
   8.250%, due 06/15/05                                    600,000       605,817
   5.250%, due 07/22/13                                    425,000       426,923
   8.750%, due 06/15/30                                     50,000        65,586
                                                                     -----------
                                                                       1,098,326
                                                                     -----------
Norway -- 0.0%
Den Norske Bank
   7.729%, due 06/29/49 (144A) (b)                         115,000       132,141
                                                                     -----------
Panama -- 0.1%
Republic of Panama
   8.250%, due 04/22/08                                    750,000       802,500
   9.625%, due 02/08/11                                    410,000       465,350
   9.375%, due 01/16/23                                    500,000       562,500
                                                                     -----------
                                                                       1,830,350
                                                                     -----------
Peru -- 0.3%
Republic of Peru
   9.125%, due 01/15/08                                  2,600,000     2,847,000
   9.125%, due 02/21/12                                  1,660,000     1,875,800
   9.875%, due 02/06/15                                    400,000       464,000
                                                                     -----------
                                                                       5,186,800
                                                                     -----------
Russia -- 1.2%
Morgan Stanley (Gazprom)
   9.625%, due 03/01/13 (144A) (c)                         130,000       149,175
Republic of Ukraine, Series AI
   11.000%, due 03/15/07                                 2,568,648     2,761,168
Russian Federation

MET INVESTORS SERIES TRUST
PIMCO TOTAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (UNAUDITED) - CONTINUED
MARCH 31, 2005
(PERCENTAGE OF NET ASSETS)

   8.750%, due 07/24/05                                  3,295,000     3,346,402
   8.250%, due 03/31/10                                    240,000       258,744
   11.000%, due 07/24/18                                   100,000       138,580
Russian Federation 5.000%/
   7.500%, due 03/31/30 ++                              15,165,000    15,577,488
                                                                     -----------
                                                                      22,231,557
                                                                     -----------
Singapore -- 0.0%
United Overseas Bank, Ltd.
   5.375%, due 09/03/19 (144A) (c)                         470,000       465,161
                                                                     -----------
Spain -- 1.7%
Kingdom of Spain
   2.016%, due 06/17/05 +                               22,000,000    28,409,524
   5.750%, due 07/30/32                                  1,600,000     2,627,347
                                                                     -----------
                                                                      31,036,871
                                                                     -----------
Sweden -- 0.0%
Skandinaviska Enskilda Banken
   4.958%, due 03/29/49 (144A) (b)                         415,000       406,376
Swedbank
   9.000%, due 12/29/49 (144A) (b)                         180,000       210,528
                                                                     -----------
                                                                         616,904
                                                                     -----------
United Kingdom -- 0.1%
BP Capital Markets Plc
   2.750%, due 12/29/06                                    380,000       372,614
British Telecom Plc
   8.375%, due 12/15/10                                    190,000       220,997
HBOS Capital Funding LP
   6.071%, due 06/30/49 (144A) (c)                          45,000        47,199
HBOS Plc
   5.375%, due 12/29/49 (144A) (c)                         285,000       285,843
HBOS Treasury Services Plc
   3.600%, due 08/15/07 (144A) (c)                         425,000       418,596
Standard Chartered Bank
   8.000%, due 05/30/31 (144A) (b)                         235,000       302,410
                                                                     -----------
                                                                       1,647,659
                                                                     -----------
Total Foreign Bonds & Debt Securities
   (Cost $247,824,824)                                               245,905,864
                                                                     -----------
U.S. Government & Agency Obligations -- 50.7%
   Federal Home Loan Bank
   5.500%, due 09/01/19                                  6,176,957     6,309,633
Federal Home Loan Mortgage Corp.
   5.500%, due 07/01/07                                    675,484       688,757
   4.500%, due 10/01/07                                  4,067,671     4,092,753
   6.500%, due 05/15/08                                    123,349       123,320
   7.000%, due 09/01/10                                     14,340        15,029
   6.500%, due 04/01/11                                    145,311       152,006
   6.000%, due 05/01/11                                    193,774       200,201
   5.750%, due 01/15/12                                  4,250,000     4,517,559
   2.750%, due 02/15/12                                  8,322,277     8,274,801
   4.000%, due 12/15/12                                    250,249       250,244
   5.500%, due 05/01/14                                    111,879       114,396

MET INVESTORS SERIES TRUST
PIMCO TOTAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (UNAUDITED) - CONTINUED
MARCH 31, 2005
(PERCENTAGE OF NET ASSETS)

   6.000%, due 06/01/14                                    135,688       140,315
   6.000%, due 10/01/14                                     31,924        33,013
   6.000%, due 03/01/15                                      4,959         5,129
   5.500%, due 04/01/16                                     91,993        94,008
   5.000%, due 09/15/16                                  2,401,108     2,422,513
   3.500%, due 03/15/17                                 18,699,000    18,586,823
   4.500%, due 02/15/18                                  6,315,492     6,320,425
   5.000%, due 06/15/18                                  8,913,080     8,965,745
   6.500%, due 02/15/19                                  1,134,828     1,143,210
   6.000%, due 01/15/20                                    222,792       222,672
   6.000%, due 03/01/21                                  1,086,610     1,119,850
   6.000%, due 01/01/22                                  3,621,252     3,732,030
   6.000%, due 10/01/22                                 12,112,476    12,483,031
   6.000%, due 10/15/22                                    355,526       356,361
   6.500%, due 10/15/22                                    335,926       336,052
   6.000%, due 12/01/22                                    684,603       705,547
   6.000%, due 02/01/23                                  1,479,769     1,525,039
   5.500%, due 03/01/23                                  3,336,424     3,375,792
   6.000%, due 04/01/23                                    569,906       586,967
   4.125%, due 11/15/23 **                               1,785,916     1,953,928
   6.500%, due 01/15/24                                    145,000       152,966
   4.508%, due 01/01/29 **                               4,970,872     5,113,141
   3.410%, due 05/15/29 **                               1,062,111     1,069,168
   6.500%, due 06/01/29                                      5,631         5,863
   6.000%, due 12/15/29                                  1,506,395     1,512,765
   5.947%, due 11/01/31 **                                 442,556       449,951
   3.500%, due 07/15/32                                    904,484       885,931
   5.216%, due 08/01/32 **                               4,703,747     4,761,161
   3.060%, due 07/15/34 **                               1,352,318     1,355,747
   7.500%, due 10/25/43                                  2,971,778     3,194,289
   5.000%, due TBA (a)                                  15,000,000    14,676,570
   5.500%, due TBA (a)                                  59,500,000    59,667,314
                                                                     -----------
                                                                     175,382,382
                                                                     -----------
Federal National Mortgage Assoc.
   2.925%, due 09/22/06 **                              36,600,000    36,583,530
   6.090%, due 10/01/08                                    479,896       499,555
   6.000%, due 11/01/08                                     30,143        30,796
   6.500%, due 03/01/09                                      6,537         6,701
   4.000%, due 08/25/09                                  9,635,352     9,657,983
   5.500%, due 11/01/10                                    381,982       388,794
   7.000%, due 04/01/11                                    102,575       107,178
   7.000%, due 05/01/11                                     49,518        51,545
   8.000%, due 11/01/13                                     57,609        60,212
   6.500%, due 12/01/13                                     35,440        37,034
   5.000%, due 04/25/14                                 23,024,746    23,122,694
   8.000%, due 08/01/14                                     18,208        18,723
   6.500%, due 04/01/16                                    381,674       398,780
   6.500%, due 06/01/16                                    171,224       178,898
   6.500%, due 07/01/16                                    493,328       515,439
   6.500%, due 08/01/16                                     27,874        29,124
   6.000%, due 09/01/16                                    138,791       143,452

MET INVESTORS SERIES TRUST
PIMCO TOTAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (UNAUDITED) - CONTINUED
MARCH 31, 2005
(PERCENTAGE OF NET ASSETS)

   6.500%, due 09/01/16                                     168,616      176,173
   6.500%, due 10/01/16                                     346,450      361,978
   6.500%, due 02/01/17                                     203,116      212,220
   6.000%, due 03/01/17                                     420,444      434,583
   6.000%, due 04/01/17                                     135,651      140,213
   3.500%, due 04/25/17                                   5,523,391    5,496,308
   6.000%, due 05/01/17                                     188,549      194,890
   6.000%, due 06/01/17                                     151,690      156,792
   6.000%, due 07/01/17                                     264,723      273,626
   6.500%, due 07/01/17                                     235,956      246,538
   6.000%, due 08/01/17                                     124,698      128,892
   6.500%, due 10/01/17                                      77,714       81,200
   5.500%, due 11/01/17                                   6,228,047    6,355,061
   5.000%, due 02/01/18                                     160,201      160,339
   5.000%, due 05/01/18                                      20,741       20,759
   5.500%, due 05/01/18                                      55,834       56,979
   5.000%, due 07/01/18                                     455,812      456,203
   5.000%, due 11/01/18                                      83,895       83,967
   5.000%, due 12/01/18                                     814,325      815,023
   6.000%, due 12/01/18                                     106,713      110,085
   5.000%, due 02/01/19                                   1,452,331    1,453,577
   5.000%, due 03/01/19                                      99,011       99,039
   5.000%, due 04/01/19                                   1,020,565    1,020,851
   5.000%, due 06/01/19                                     498,068      498,671
   5.000%, due 07/01/19                                   1,085,886    1,086,191
   5.500%, due 08/01/19                                     232,135      236,802
   5.000%, due 10/01/19                                     117,877      117,910
   5.000%, due 11/01/19                                     147,672      147,714
   5.000%, due 01/01/20                                     201,721      201,808
   5.000%, due 02/01/20                                      97,497       97,486
   5.000%, due 03/01/20                                     206,534      206,605
   6.000%, due 06/01/22                                  10,300,464   10,606,128
   6.000%, due 09/01/22                                   2,959,821    3,047,621
   6.000%, due 10/01/22                                   1,896,117    1,952,384
   6.250%, due 10/25/22                                     553,161      553,490
   6.000%, due 01/01/23                                   3,268,547    3,365,540
   5.500%, due 06/01/23                                   4,237,754    4,283,565
   8.000%, due 10/01/25                                      13,662       14,726
   3.799%, due 10/01/28 **                                1,053,388    1,087,148
   6.000%, due 06/01/29                                      98,029      100,503
   7.500%, due 09/01/30                                       4,119        4,409
   6.000%, due 12/25/30                                   3,410,780    3,412,190
   6.902%, due 02/01/31 **                                2,144,653    2,206,827
   4.456%, due 09/01/31 **                                  567,850      586,202
   3.233%, due 09/18/31 **                                3,297,273    3,318,411
   3.750%, due 04/25/32 **                                1,310,093    1,336,264
   5.567%, due 07/01/32 **                                  551,842      553,461
   5.532%, due 09/01/32 **                                1,610,464    1,651,690
   5.500%, due 10/01/32                                     900,090      903,984
   4.822%, due 11/01/32 **                                2,293,064    2,318,314
   5.500%, due 11/01/32                                   1,370,411    1,376,340

MET INVESTORS SERIES TRUST
PIMCO TOTAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (UNAUDITED) - CONTINUED
MARCH 31, 2005
(PERCENTAGE OF NET ASSETS)

   5.500%, due 12/01/32                                  3,415,334     3,430,109
   5.500%, due 01/01/33                                     39,021        39,190
   5.500%, due 03/01/33                                    399,094       400,540
   5.500%, due 07/01/33                                    547,990       549,976
   5.500%, due 08/01/33                                    809,581       812,514
   6.000%, due 02/01/34                                  1,000,001     1,022,730
   5.000%, due 03/01/34                                    763,480       748,120
   5.000%, due 04/01/34                                  1,970,889     1,928,788
   2.940%, due 05/25/34 **                               3,259,149     3,250,800
   5.500%, due 06/01/34                                 15,001,500    15,038,223
   5.500%, due 07/01/34                                    936,602       938,895
   5.001%, due 09/01/34 **                              12,838,955    12,899,202
   5.116%, due 09/01/34 **                                 885,189       893,908
   6.000%, due 09/01/34                                    500,050       511,408
   5.000%, due 10/01/34                                    998,666       977,333
   5.500%, due 10/01/34                                  7,000,698     7,017,836
   5.500%, due 11/01/34                                  2,000,101     2,004,997
   6.000%, due 11/01/34                                 10,099,626    10,329,036
   4.819%, due 12/01/34 **                               8,518,164     8,525,063
   4.855%, due 12/01/34 **                              23,333,789    23,374,973
   5.500%, due 12/01/34                                  2,000,200     2,005,096
   5.500%, due 01/01/35                                  2,000,200     2,005,096
   5.000%, due 02/01/35                                    177,595       173,801
   5.500%, due 02/01/35                                 13,972,967    14,007,231
   5.500%, due 03/01/35                                 28,263,742    28,333,995
   5.500%, due 04/01/35                                  2,059,874     2,064,954
   4.855%, due 12/01/36 **                               2,569,895     2,631,764
   3.087%, due 08/01/41 **                              15,187,135    15,355,430
   5.000%, due TBA (a)                                  50,600,000    50,099,942
   5.500%, due TBA (a)                                 234,200,000   234,565,820

Government National Mortgage Assoc.
   8.250%, due 02/15/09                                     28,825        29,854
   6.000%, due 04/15/14                                    106,983       111,120
   3.375%, due 02/20/22 **                                  62,745        63,905
   3.375%, due 04/20/22 **                                   9,726         9,855
   3.375%, due 01/20/23 **                                 144,177       146,698
   7.000%, due 10/15/23                                     87,506        93,023
   7.500%, due 01/15/26                                     59,648        64,146
   4.125%, due 01/20/26 **                                  79,251        80,620
   3.375%, due 02/20/26 **                                  72,282        73,732
   3.375%, due 05/20/26 **                                 120,444       121,975
   4.125%, due 11/20/26 **                                  46,040        46,816
   3.375%, due 01/20/27 **                                  42,268        43,081
   3.375%, due 02/20/27 **                                  44,279        45,095
   3.375%, due 06/20/27 **                                  44,646        45,402
   3.750%, due 08/20/27 **                                 343,277       347,769
   3.500%, due 09/20/27 **                                 197,046       198,762
   4.125%, due 11/20/27 **                                 241,732       245,755
   3.250%, due 02/20/28 **                                 105,221       106,153
   3.250%, due 03/20/28 **                                 101,871       102,775
   3.375%, due 05/20/28 **                                  50,712        51,585

MET INVESTORS SERIES TRUST
PIMCO TOTAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (UNAUDITED) - CONTINUED
MARCH 31, 2005
(PERCENTAGE OF NET ASSETS)

   6.000%, due 09/16/28                                  1,153,147     1,159,395
   4.125%, due 10/20/28 **                                 119,817       121,371
   3.375%, due 04/20/29 **                                 122,169       123,579
   3.875%, due 04/20/29 **                                 240,574       245,484
   3.375%, due 05/20/29 **                                 126,637       128,564
   3.500%, due 07/20/29 **                                 131,734       133,102
   3.500%, due 08/20/29 **                                 114,629       116,164
   3.500%, due 09/20/29 **                                 259,131       261,980
   4.125%, due 10/20/29 **                                  87,715        89,037
   3.250%, due 01/20/30 **                                 433,189       438,177
   3.375%, due 04/20/30 **                                 308,777       313,357
   3.375%, due 05/20/30 **                                 407,370       413,333
   3.375%, due 06/20/30 **                                 162,978       165,461
   4.125%, due 10/20/30 **                                  27,983        28,337
   4.125%, due 11/20/30 **                                 503,005       510,741
   4.125%, due 12/20/30 **                                  12,994        13,158
   7.500%, due 04/15/31                                  6,349,286     7,003,214
   4.125%, due 04/20/31 **                                 353,750       359,208
   3.500%, due 08/20/31 **                                  57,554        58,190
   4.500%, due 10/20/31 **                                  15,030        15,448
   5.500%, due 11/20/31                                     35,716        35,675
   2.750%, due 03/20/32 **                                   9,204         9,245
   3.375%, due 04/20/32 **                                  33,821        34,343
   3.500%, due 04/20/32 **                                 110,796       113,036
   3.375%, due 05/20/32 **                                 457,886       463,269
   4.000%, due 07/20/32 **                                  84,162        85,657
   3.000%, due 03/20/33 **                                 112,184       112,831
   3.500%, due 09/20/33 **                               1,000,734     1,002,506
   6.000%, due TBA (a)                                   4,000,000     4,108,752
                                                                     -----------
                                                                      19,690,735
                                                                     -----------
Government National Mortgage Assoc., REMIC
   3.320%, due 02/16/30 **                                  99,065        99,931
   3.120%, due 01/16/31 **                                 463,756       465,580
                                                                     -----------
                                                                         565,511
                                                                     -----------
U.S. Treasury Bond
   7.875%, due 02/15/21                                  1,000,000     1,335,704
   6.000%, due 02/15/26                                 11,200,000    12,815,689
   6.125%, due 11/15/27                                    875,000     1,022,964
   5.250%, due 02/15/29                                    220,000       231,731
   5.375%, due 02/15/31                                  3,565,000     3,886,549

U.S. Treasury Inflation Index Note
   3.375%, due 01/15/07                                  9,024,900     9,477,219
   3.875%, due 01/15/09                                    464,996       512,944
   1.875%, due 07/15/13                                  7,577,619     7,712,106
   2.000%, due 07/15/14                                 57,043,523    58,283,535
                                                                     -----------
                                                                      75,985,804
                                                                     -----------
U.S. Treasury Note
   1.625%, due 04/30/05                                 21,400,000    21,386,646
   2.500%, due 10/31/06                                 13,000,000    12,766,416
   3.000%, due 12/31/06                                 24,000,000    23,702,832
   4.250%, due 11/15/14                                  7,745,000     7,587,382

MET INVESTORS SERIES TRUST
PIMCO TOTAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (UNAUDITED) - CONTINUED
MARCH 31, 2005
(PERCENTAGE OF NET ASSETS)

Total U.S. Government & Agency Obligations
   (Cost $949,553,453)                                               944,244,866
                                                                     -----------

Security
Description                                                 Shares      Value
--------------------------------------------------------------------------------
Preferred Stock -- 0.2%
Federal National Mortgage Assoc. 7.00% * **                   46,539   2,574,188
Home Ownership Funding 13.331%/1.000% *+++ (144A) (b)          2,500     879,766

Total Preferred Stock (Cost $3,337,950)                                3,453,954

Rights -- 0.0%
Foreign Government -- 0.0%
United Mexican States, Expire 06/0/07 (e)                  1,500,000      35,250
United Mexican States, Expire 06/30/05 (e)                 1,500,000      21,000
United Mexican States, Expire 06/30/06 (e)                 1,500,000      39,000
                                                                          95,250
                                                                       ---------
Total Rights (Cost $0)                                                    95,250
                                                                       ---------

Security                                               Par
Description                                           Amount           Value
--------------------------------------------------------------------------------
Short-Term Investments -- 41.6%
U.S. Government & Agency Discount Notes -- 13.9%
Federal Home Loan Bank
   2.470%, due 04/01/05 +                           51,000,000       51,000,000
Federal National Mortgage Assoc.
   2.422%, due 04/13/05 +                            3,400,000        3,397,133
   2.508%, due 04/20/05 +                           17,400,000       17,376,353
   2.645%, due 06/01/05 +                            1,200,000        1,194,622
   2.694%, due 06/01/05 +                           50,700,000       50,459,457
   2.732%, due 06/01/05 +                           13,000,000       12,938,322
   2.640%, due 06/02/05 +                           28,800,000       28,669,056
   2.710%, due 06/14/05 +                           10,700,000       10,640,395
   2.875%, due 06/27/05 +                              600,000          595,824
U.S. Treasury Bill
   2.597%, due 05/05/05 +                              353,000          352,148
   2.671%, due 05/19/05 +                           23,000,000       22,919,799
   2.725%, due 06/02/05 +                            1,740,000        1,732,109
   2.769%, due 06/16/05 +                           58,650,000       58,317,220
                                                                 --------------
                                                                    259,592,438
                                                                 --------------
Commerical Paper -- 16.3%
Bank of America NA
   2.480%, due 04/06/05                                600,000          600,000
   2.610%, due 04/20/05                                400,000          400,000
Citibank N.A.
   2.675%, due 04/29/05                             43,100,000       43,100,000
   2.985%, due 06/22/05                              1,600,000        1,600,000
Ford Motor Co.
   2.520%, due 04/08/05                                400,000          399,804
General Motors Acceptance Corp.
   2.495%, due 04/05/05                                700,000          699,806

MET INVESTORS SERIES TRUST
PIMCO TOTAL RETURN PORTFOLIO

PORTFOLIO OF INVESTMENTS (UNAUDITED) - CONTINUED
MARCH 31, 2005
(PERCENTAGE OF NET ASSETS)

Greyhawk Capital Corp.
   2.430%, due 05/17/05                             2,000,000         1,993,825
Irish Permanent Treasure Plc
   2.450%, due 05/19/05                             2,000,000         1,993,503
Rabobank USA Financial Corp.
   2.820%, due 04/01/05                            51,000,000        51,000,000
Skandinaviska Enskilda Banken
   2.970%, due 06/21/05                            49,800,000        49,467,211
Total Fina Elf S.A.
   2.830%, due 04/01/05                            51,000,000        51,000,000
UBS Finance, Inc.
   2.830%, due 04/01/05                             5,600,000         5,600,000
   2.975%, due 07/14/05                            50,600,000        50,165,121
Wells Fargo Bank N A
   2.790%, due 04/13/05                            46,300,000        46,300,000
                                                                 --------------
                                                                    304,319,270
                                                                 --------------
Repurchase Agreement -- 11.4%
UBS Securities LLC

Repurchase Agreement, dated 03/31/05 at 2.400%
   to be repurchased at $31,002,067 on 04/01/05
   collateralized by $8,033,000 U.S. Treasury
   Bill 3.088% due 09/08/05 with a value of
   $7,924,865 and $23,010,000 U.S. Treasury Note
   6.750% due 05/15/05 with a value of
   $23,707,518.                                     31,000,000       31,000,000
Repurchase Agreement, dated 03/31/05 at 2.400%
   to be repurchased at $31,002,067 on 04/01/05
   collateralized by $8,033,000 U.S. Treasury
   Bill 3.088% due 09/08/05 with a value of
   $7,924,865 and $23,010,000 U.S. Treasury Note
   6.750% due 05/15/05 with a value of
   $23,707,518.                                    175,700,000      175,700,000
State Street Bank & Trust Co., Repurchase
   Agreement, dated 03/31/05 at 1.050% to be
   repurchased at $4,963,145 on 04/01/05
   collateralized by $5,140,000 FHLMC 3.199% due
   09/20/05 with a value of $5,062900                4,963,000        4,963,000
                                                                 --------------
                                                                    211,663,000
                                                                 --------------
Total Short-Term Investments (Cost $775,515,194)                    775,574,708
                                                                 --------------
Options -- 0.0%
Eurodollar Puts, Expire 09/19/05                        50,000                0
Eurodollar Puts, Expire 12/19/05                     5,385,000           10,150
U.S. Treasury Note Puts, Expire 05/20/05               370,000            7,169
Eurodollar Puts, Expire 06/13/05                     2,025,000                0
                                                                 --------------
Total Options (Cost $40,384)                                             17,319
                                                                 --------------
TOTAL INVESTMENTS --  119.8%
   (Cost $2,236,766,791)                                          2,232,942,847
Other Assets and Liabilities (net) -- (19.8%)                      (368,705,831)
                                                                 --------------
TOTAL NET ASSETS -- 100.0%                                       $1,864,237,016
                                                                 ==============

Portfolio Footnotes:

Aggregate unrealized appreciation and depreciation, based on cost for federal income tax purposes, are $8,257,275 and $12,081,219 respectively, resulting in a net unrealized depreciation of $3,823,944.

*       Non-income producing security.

** Variable or floating rate security. The stated rate represents the rate at March 31, 2005.

+       Zero coupon bond- Interest rate represents current yield to maturity.

++ Security is a "step-up" bond where coupon increases or steps up at a predetermined date. Rates shown are current coupon and next coupon rate when security steps up.

+++ Security is a "step-down" preferred where coupon decreases or steps down at a predetermined date. Rates shown are current coupon and next coupon rate when security steps down.

(a) Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (TBA) in the future.

(b) Securities that may be resold to "qualified institutional buyers" under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be illiquid by the portfolio's adviser. These securities represent in the aggregate 0.31% of net assets.

(c) Securities that may be resold to "qualified institutional buyers" under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(d)     Security is in default.

(e)     Illiquid securities representing in the aggregate 0.00% of net assets.

AMBAC - Ambac Indemnity Corporation

MBIA  - Municipal Bond Insurance Association

REMIC - Real Estate Mortgage Investment Conduit

FHLMC   Federal Home Loan Mortgage Corp.

The adviser considers liquid securities as coverage for open derivatives.

The following table summarizes the portfolio composition of the Portfolios' holdings at March 31, 2005 based upon quality ratings issued by Standard & Poor's. For securities not rated by Standard & Poor's, the Moody's rating is used.

                                                                      Percent of
                                                                       Portfolio
Portfolio Composition by Credit Quality                              (unaudited)
--------------------------------------------------------------------------------
AAA/Government/Government Agency                                        77.88%
AA                                                                       1.00%
A                                                                       13.32%
BBB                                                                      6.25%
BB                                                                       1.22%
B                                                                        0.21%
Below B                                                                  0.12%
                                                                       ------
Total:                                                                 100.00%
                                                                       ======

                                                     Strike    Number of
Put Options                            Expiration    Price     Contracts      Value
------------------------------------------------------------------------------------
U.S. Treasury Note 10YR Future         05/20/2005   $107.00          (202)  $ (41,031)
U.S. Treasury Note 10YR Future         05/20/2005    108.00          (714)   (288,078)
U.S. Treasury Note 10YR Future         05/20/2005    109.00          (324)   (203,625)
U.S. Treasury Note 10YR Future         05/20/2005    106.00          (169)    (18,484)
OTC 3 Month LIBOR Interest Rate Swap   09/23/2005      6.00   (19,900,000)    (29,114)
OTC 3 Month LIBOR Interest Rate Swap   09/23/2005      7.00   (23,200,000)     (1,810)
                                                                            ---------
(Written Option Premium $1,613,153)                                         $(582,142)
                                                                            =========

                                                     Strike    Number of
Call  Options                          Expiration    Price     Contracts      Value
------------------------------------------------------------------------------------
U.S. Treasury Note 10YR Future         05/20/2005   $115.00          (141)  $  (2,203)
U.S. Treasury Note 10YR Future         05/20/2005    112.00          (169)    (13,203)
U.S. Treasury Note 10YR Future         05/20/2005    111.00          (322)    (70,438)
OTC 3 Month LIBOR Interest Rate Swap   09/23/2005      4.00   (95,300,000)    (96,444)
                                                                            ---------
(Written Option Premium $1,886,478)                                         $(182,288)
                                                                            =========

Securities Sold Short   Interest Rate    Maturity      Proceeds        Value
--------------------------------------------------------------------------------
U.S. Treasury Note          3.25%       08/15/2007   $ 28,708,514   $ 28,618,244
U.S. Treasury Note          3.00%       11/15/2007     29,310,648     29,357,820
U.S. Treasury Note          4.00%       11/15/2012     27,317,741     27,050,795
U.S. Treasury Note          3.88%       02/15/2013      7,049,605      7,048,778
U.S. Treasury Note          3.63%       05/15/2013     62,322,474     61,619,565
U.S. Treasury Note          4.75%       05/15/2014     25,684,657     25,476,575
U.S. Treasury Note          4.25%       08/15/2014     34,728,828     34,921,393
                                                     ------------   ------------
                                                     $215,122,467   $214,093,170
                                                     ============   ============

Forward Foreign Currency Contracts to Buy:

                                                                              Net Unrealized
                                                  Value at      In Exchange    Appreciation/
Settlement Date   Contracts to Deliver         March 31, 2005    for U.S.$    (Depreciation)
---------------   --------------------         --------------   -----------   --------------
   5/22/2005                808,000      BRL     $   300,799    $   287,493    $    13,306
   5/23/2005                809,000      BRL         297,612        303,621         (6,009)
   6/13/2005              1,151,000      BRL         420,125        408,881         11,244
    9/6/2005             12,397,000      BRL       4,376,354      4,400,000        (23,646)
    9/8/2005             11,115,000      BRL       3,920,714      3,900,000         20,714
   5/16/2005            252,033,000      CLP         430,454        442,551        (12,097)
   6/13/2005            232,106,000      CLP         396,408        393,500          2,908
    8/2/2005             52,440,000      CLP          89,527         90,165           (638)
   9/26/2005             35,538,750      CNY       4,370,020      4,500,000       (129,980)
   4/18/2005              8,000,000      EUR      10,377,873     10,736,144       (358,271)
   4/25/2005                187,000      EUR         242,618        241,001          1,617
   4/26/2005              5,584,000      HKD         716,145        719,356         (3,211)
   6/21/2005              8,592,000      INR         195,981        197,699         (1,718)
   6/21/2005             17,282,000      INR         394,197        397,561         (3,364)
   4/13/2005          2,845,146,000      JPY      26,563,295     27,122,615       (559,320)
   4/28/2005            832,437,000      KRW         819,392        805,844         13,548
   5/24/2005            316,800,000      KRW         311,767        308,441          3,326
   6/21/2005            452,000,000      KRW         444,764        451,323         (6,559)
   5/27/2005              7,960,000      MXN         704,045        707,839         (3,793)
   6/23/2005              4,294,000      MXN         377,931        375,859          2,072
   5/23/2005              2,144,000      PEN         657,214        656,059          1,155
   6/14/2005              1,325,000      PEN         405,999        406,379           (380)
   5/23/2005              1,102,000      PLN         347,567        356,542         (8,975)
   6/23/2005              1,104,000      PLN         347,498        354,005         (6,507)
   4/27/2005             20,639,000      RUB         740,105        733,310          6,795
   5/23/2005              7,755,000      RUB         277,928        277,758            170
   6/22/2005             11,673,000      RUB         418,156        423,549         (5,393)
   4/26/2005              1,211,000      SGD         733,944        743,264         (9,320)
   5/24/2005                462,000      SGD         280,236        282,171         (1,935)
   6/21/2005                653,000      SGD         396,405        403,228         (6,823)
   5/27/2005             20,295,000      SKK         681,774        698,142        (16,368)
   6/23/2005             12,737,000      SKK         428,122        434,962         (6,840)
   5/24/2005              9,010,000      TWD         286,982        286,760            222
   6/21/2005             12,720,000      TWD         405,825        418,903        (13,078)
                                                                               -----------
                                                                               $(1,107,148)
                                                                               ===========

Forward Foreign Currency Contracts to Sell:

                                                                                Unrealized
                                                  Value at      In Exchange    Appreciation/
Settlement Date   Contracts to Deliver         March 31, 2005    for U.S.$    (Depreciation)
---------------   --------------------         --------------   -----------   --------------
   9/26/2005            35,538,750       CNY       4,370,020      4,487,783     $  117,763
   4/18/2005            72,221,000       EUR      93,687,545     96,149,775      2,462,230
   4/25/2005            83,613,000       EUR     108,481,404    110,306,283      1,824,879
   4/25/2005             2,060,000       EUR       2,672,691      2,667,764         (4,927)
                                                                                ----------
                                                                                $4,399,945
                                                                                ==========

BRL-Brazilian Real        MXN-Mexican Peso
CLP-Chilean Peso          PEN-Peruvian Nuevo Sol
CNY-China Yuan Renminbi   PLN-Polish Zloty
EUR - Euro                RUB-Russian Ruble
HKD-Hong Kong Dollar      SGD-Singapore Dollar
INR-Indian Rupee          SKK-Slovakian Koruna
JPY-Japanese Yen          TWD-Taiwan Dollar
KRW-South Korean Won      U.S.$-United States Dollar

The futures contracts outstanding as of March 31, 2005 and the description and unrealized appreciation or depreciation were as follows:

                                                                                                        Unrealized
                                                                         Number of                     Appreciation/
Description                                      Expiration Date         Contracts   Notional Value   (Depreciation)
-----------                                      ----------------        ---------   --------------   --------------
Germany Federal Republic Bonds 10 Year Futures   June 2005 - Long            809      $124,430,228     $ 1,205,432
Japan Government Bonds 10 Year Futures           June 2005 - Long             17        22,102,775         312,241
U.S. Treasury Note 10 Year Futures               June 2005 - Long          5,436       593,967,938      (4,320,781)
U.S. Treasury Note 5 Year Futures                June 2005 - Long            242        25,916,688         (84,563)
U.S. Treasury Bond Futures                       June 2005 - Long            417        46,443,375        (430,969)
Municipal 10 Year Notes Index Futures            June 2005 - Long              6           621,375            (813)
Euro Dollar Futures                              June 2005 - Long            497       119,882,613        (340,763)
Euro Dollar Futures                              September 2005 - Long     1,106       265,509,125      (2,178,413)
Euro Dollar Futures                              December 2005 - Long      2,667       638,513,138      (2,192,313)
Libor Futures                                    December 2005 - Short      (207)           (2,443)        153,924

Open swap agreements at March 31, 2005 were as follows:

PIMCO Total Return Portfolio

                        Expiration
Notional Amount            Date                        Description                           Value
---------------         ----------   --------------------------------------------------   -----------
      3,375,000   USD    5/20/2005   Agreement with Morgan Stanley Capital Services,      $     2,062
                                     Inc. dated 11/10/2003 to receive semi-annually the
                                     notional amount multiplied by 0.625% and to pay
                                     par in the event of default of United Mexican
                                     States 11.50% due 5/15/2026.

      2,200,000   USD    7/17/2005   Agreement with Lehman Brothers Special Financing,          3,445
                                     Inc., dated 8/19/2004 to receive semi-annually the
                                     notional amount multiplied by 1.05% and to pay par
                                     in the event of default of Russian Federation
                                     5.00% due 3/31/2030.

        400,000   USD    7/20/2005   Agreement with Morgan Stanley Capital Services,              577
                                     Inc., dated 9/2/2004 to receive semi-annually the
                                     notional amount multiplied by 1.00% per each of
                                     sixteen Credit Derivative Transactions entered
                                     into, and to pay par in the event of default of
                                     Russian Federation 5.00% due 3/31/2030.

        900,000   USD    7/31/2005   Agreement with Lehman Brothers Special Financing,          1,351
                                     Inc., dated 8/9/2004 to receive semi-annually the
                                     notional amount multiplied by 0.97% and to pay par
                                     in the event of default of Russian Federation
                                     5.00% due 3/31/2030.

      1,200,000   USD   12/20/2008   Agreement with Lehman Brothers dated 10/14/2003 to       (27,943)
                                     pay quarterly the notional amount multiplied by
                                     0.97% and to receive par in the event of default
                                     of Goodrich Corporation 7.625% due 12/15/2012.

      1,200,000   USD   12/20/2008   Agreement with Lehman Brothers dated 10/14/2003 to       (11,300)
                                     pay quarterly the notional amount multiplied by
                                     0.53% and to receive par in the event of default
                                     of Lockheed Martin Corporation 8.20% due
                                     12/1/2009.

      1,200,000   USD   12/20/2008   Agreement with Lehman Brothers dated 10/14/2003 to        (9,453)
                                     pay quarterly the notional amount multiplied by
                                     0.48% and to receive par in the event of default
                                     of Northrop Grumman Corporation 7.125% due
                                     2/15/2011.

     29,400,000   USD    6/15/2010   Agreement with Morgan Stanley Capital Services,         (919,363)
                                     Inc., dated 11/22/2004 to receive semi-annually
                                     the notional amount multiplied by 4.00% and to pay
                                     semi-annually the notional amount multiplied by 3
                                     month USD-LIBOR-BBA.

     42,600,000   USD    6/15/2010   Agreement with Bank of America N.A. dated             (1,332,138)
                                     11/24/2004 to pay semi-annually the notional
                                     amount multiplied by the 3 month USD-LIBOR-BBA and
                                     to receive semi-annually the notional amount
                                     multiplied by 4.00%.

    116,400,000   USD    6/15/2010   Agreement with Lehman Brothers Special Financing,     (3,639,926)
                                     Inc., dated 12/7/2004 to pay semi-annually the
                                     notional amount multiplied by the 3 month
                                     USD-LIBOR-BBA and to receive semi-annually the
                                     notional amount multiplied by 4.00%.

     28,000,000   USD    6/15/2015   Agreement with J.P. Morgan Chase Bank dated               25,196
                                     1/5/2005 to receive semi-annually the notional
                                     amount multiplied by the 3 month US-LIBOR-BBA and
                                     to pay semi-annually the notional amount
                                     multiplied by 5%.

     40,000,000   USD    6/15/2015   Agreement with Bank of America N.A. dated                 35,994
                                     12/10/2004 to receive semi-annually the notional
                                     amount multiplied by the 3 month USD-LIBOR-BBA and
                                     to pay semi-annually the notional amount
                                     multiplied by 5.00%.

     69,300,000   USD    6/15/2015   Agreement with Lehman Brothers Special Financing,         62,360
                                     Inc., dated 12/22/2004 to receive semi-annually
                                     the notional amount multiplied by the 3 month
                                     USD-LIBOR-BBA and to pay semi-annually the
                                     notional amount multiplied by 5.00%.

     80,500,000   USD    6/15/2015   Agreement with Morgan Stanley Capital Services,           72,439
                                     Inc. dated 12/6/2004 to receive semi-annually the
                                     notional amount multiplied by the 3 month
                                     USD-LIBOR-BBA and to pay semi-annually the
                                     notional amount multiplied by 5.00%.

      1,900,000   USD    6/15/2025   Agreement with Bank of America N.A. dated               (173,849)
                                     12/22/2004 to receive semi-annually the notional
                                     amount multiplied by the 3 month USD-LIBOR-BBA and
                                     to pay semi-annually the notional amount
                                     multiplied by 6.00%.

      4,100,000   USD    3/20/2007   Agreement with Merrill Lynch International, dated        (19,737)
                                     4/26/2005 to receive semi-annually the notional
                                     amount multiplied by 0.61% and to pay par in the
                                     event of default of Russian Federation 5.00%
                                     (step-up) due 3/31/2030.

        300,000   USD   12/20/2008   Agreement with J.P. Morgan Chase Bank dated               (8,652)
                                     2/12/2004 to pay quarterly the notional amount
                                     multiplied by 1.35% and to receive par in the
                                     event of default of Capital One Financing
                                     Corporation 8.750% due 2/1/2007.

     40,100,000   CAD   12/16/2019   Agreement with Bank of America N.A. dated 2/1/2005        55,169
                                     to pay semi-annually the notional amount
                                     multiplied by the 3 month CAD-BA-CDOR and to
                                     receive semi-annually the notional amount
                                     multiplied by 6.00%.

     30,900,000   CAD   12/16/2014   Agreement with Bank of America N.A. dated 2/1/2005      (140,946)
                                     to receive semi-annually the notional amount
                                     multiplied by the 3 month CAD-BA-CDOR and to pay
                                     semi-annually the notional amount multiplied by
                                     5.50%.

     94,700,000   EUR    6/16/2014   Agreement with Morgan Stanley Capital Services,       (2,958,974)
                                     Inc. dated 5/6/2005 to receive annually the
                                     notional amount multiplied by the 6 month
                                     EUR-EURIBOR-Telerate and to pay annually the
                                     notional amount multiplied by 5.00%.

     11,700,000   EUR    6/17/2012   Agreement with J.P. Morgan Chase Bank dated           (1,417,526)
                                     3/18/2005 to receive annually the notional amount
                                     multiplied by the 6 month EUR-EURIBOR-Telerate and
                                     to pay annually the notional amount multiplied by
                                     5%.

     13,000,000   EUR    6/18/2034   Agreement with J.P. Morgan Chase Bank dated            1,986,197
                                     8/10/2004 to pay semi-annually the notional amount
                                     multiplied by the 6 month EUR-EURIBOR-Telerate and
                                     to receive semi-annually the notional amount
                                     multiplied by 6.00%.

     14,300,000   EUR    6/17/2015   Agreement with J.P. Morgan Chase Bank dated            1,902,382
                                     10/14/2004 to pay annually the notional amount
                                     multiplied by the 6 month EUR-EURIBOR-Telerate and
                                     to receive annually the notional amount multiplied
                                     by 5.00%.

      2,700,000   GBP    6/18/2034   Agreement with Morgan Stanley Capital Services,         (147,083)
                                     Inc., dated 11/9/2004 to receive semi-annually the
                                     notional amount multiplied by the 6 month
                                     GBP-LIBOR-BBA and to pay semi-annually the
                                     notional amount multiplied by 5.00%.

      5,500,000   GBP    6/18/2034   Agreement with J.P. Morgan Chase Bank dated             (299,613)
                                     8/10/2004 to receive semi-annually the notional
                                     amount multiplied by the 6 month GBP-LIBOR-BBA and
                                     to pay semi-annually the notional amount
                                     multiplied by 5.00%.

     18,800,000   GBP    3/16/2015   Agreement with J.P. Morgan Chase Bank dated                 (244)
                                     2/2/2005 to pay semi-annually the notional amount
                                     multiplied by the 6 month GBP-LIBOR-BBA and to
                                     receive semi-annually the notional amount
                                     multiplied by 5.00%.

    258,000,000   JPY    6/15/2012   Agreement with Goldman Sachs Capital Markets,           (161,472)
                                     L.P., dated 8/24/2004 to receive semi-annually the
                                     notional amount multiplied by the 6 month
                                     JPY-LIBOR-BBA and to pay semi-annually the
                                     notional amount multiplied by 2.00%.

  2,000,000,000   JPY    6/15/2012   Agreement with Goldman Sachs Capital Markets,         (1,251,722)
                                     L.P., dated 8/3/2004 to receive semi-annually the
                                     notional amount multiplied by the 6 month
                                     JPY-LIBOR-BBA and to pay semi-annually the
                                     notional amount multiplied by 2.00%.
                                                                                          -----------
                                                                                          $(8,364,117)
                                                                                          ===========

CAD - Canadian Dollar
EUR - Euro
GBP - British Pound
JPY - Japanese Yen
USD - United States Dollar

MET INVESTORS SERIES TRUST
MET/PUTNAM CAPITAL OPPORTUNITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (UNAUDITED)
MARCH 31, 2005
(PERCENTAGE OF NET ASSETS)

Security
Description                                                 Shares      Value
--------------------------------------------------------------------------------
Common Stocks -- 98.9%
Aerospace & Defense -- 0.0%
TIMCO Aviation Services, Inc.                                 1,503   $      195
                                                                      ----------
Airlines -- 0.3%
ExpressJet Holdings, Inc.*                                   11,600      132,356
                                                                      ----------
Auto Components -- 2.5%
Cooper Tire & Rubber Co.                                     39,400      723,384
Tenneco Automotive, Inc.*                                    34,900      434,854
                                                                      ----------
                                                                       1,158,238
                                                                      ----------
Automobiles -- 3.7%
American Axle & Manufacturing Holdings, Inc.                 10,150      248,675
Autoliv, Inc.                                                21,400    1,019,710
Monaco Coach Corp.(a)                                        13,000      209,950
Winnebago Industries, Inc.(a)                                 8,000      252,800
                                                                      ----------
                                                                       1,731,135
                                                                      ----------
Banks -- 6.1%
Commerce Bancorp, Inc.(a)                                    12,182      395,550
Compass Bancshares, Inc.                                     11,351      515,335
Flagstar Bancorp, Inc.(a)                                     9,200      179,860
IndyMac Bancorp, Inc.                                         4,300      146,200
Providian Financial Corp.*                                   74,113    1,271,779
R&G Financial Corp. - Class B                                10,700      333,519
                                                                      ----------
                                                                       2,842,243
                                                                      ----------
Biotechnology -- 2.3%
Charles River Laboratories International, Inc.*              23,100    1,086,624
                                                                      ----------
Building Products -- 0.6%
Louisiana-Pacific Corp.                                      10,300      258,942
                                                                      ----------
Commercial Services & Supplies -- 4.5%
Administaff, Inc.                                            25,200      367,920
Brink's Co. (The)                                            23,118      799,883
Education Management Corp.*                                   5,500      153,725
Rent-A-Center, Inc.*                                         28,150      768,776
                                                                      ----------
                                                                       2,090,304
                                                                      ----------
Communications Equipment & Services -- 0.6%
Commonwealth Telephone Enterprises, Inc.*                     2,006       94,563
West Corp.*                                                   5,736      183,552
                                                                      ----------
                                                                         278,115
                                                                      ----------
Computers & Peripherals -- 1.6%
Storage Technology Corp.*                                    24,951      768,491
                                                                      ----------
Construction & Engineering -- 2.7%
NVR, Inc.*                                                    1,638    1,285,830
                                                                      ----------
Construction Materials -- 1.3%
Eagle Materials, Inc.(a)                                      7,600      615,144
                                                                      ----------
Electric Services -- 2.0%

MET INVESTORS SERIES TRUST
MET/PUTNAM CAPITAL OPPORTUNITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (UNAUDITED) - CONTINUED
MARCH 31, 2005
(PERCENTAGE OF NET ASSETS)

Alliant Energy Corp.                                         14,100      377,598
Puget Energy, Inc.                                           25,664      565,634
                                                                      ----------
                                                                         943,232
                                                                      ----------
Electronic Equipment & Instruments -- 0.8%
Checkpoint Systems, Inc.*                                    22,000      371,360
                                                                      ----------
Energy Equipment & Services -- 0.9%
Energen Corp.                                                 6,052      403,063
                                                                      ----------
Financial Services -- 5.7%
Accredited Home Lenders Holding Co.* (a)                      7,500      271,725
Affiliated Managers Group, Inc.*  (a)                         5,000      310,150
American Capital Strategies, Ltd.(a)                         14,100      442,881
CompuCredit Corp.*                                            9,000      239,580
Delphi Financial Group, Inc.                                  3,150      135,450
Doral Financial Corp.                                         8,071      176,674
Eaton Vance Corp.                                            11,076      259,622
Firstfed Financial Corp.*                                    11,500      586,615
Student Loan Corp.                                            1,200      250,812
                                                                      ----------
                                                                       2,673,509
                                                                      ----------
Health Care Equipment & Supplies -- 1.5%
American Medical Systems Holdings, Inc.*                     16,000      274,880
EPIX Pharmaceuticals, Inc.* (a)                               4,900       34,300
Respironics, Inc.*                                            7,100      413,717
                                                                      ----------
                                                                         722,897
                                                                      ----------
Health Care Providers & Services -- 3.1%
Lincare Holdings, Inc.                                        7,800      344,994
Manor Care, Inc.                                             27,400      996,264
Shopko Stores, Inc.* (a)                                      4,900      108,878
                                                                      ----------
                                                                       1,450,136
                                                                      ----------
Household Durables -- 1.2%
Whirlpool Corp.                                               8,490      575,028
                                                                      ----------
Insurance -- 5.1%
AmerUs Group Co.(a)                                           5,000      236,250
IPC Holdings, Ltd.                                            9,169      360,158
PMI Group, Inc.                                              13,963      530,734
Radian Group, Inc.                                           11,330      540,894
StanCorp Financial Group, Inc.                                2,100      178,038
W.R. Berkley Corp.                                           11,086      549,866
                                                                      ----------
                                                                       2,395,940
                                                                      ----------
Internet Software & Services -- 6.4%
Acxiom Corp.                                                 19,506      408,261
EarthLink, Inc.*                                            101,540      913,860
McAfee, Inc.*                                                14,600      329,376
Sabre Holdings Corp. - Class A                               32,700      715,476
United Online, Inc.* (a)                                     58,300      610,401
                                                                      ----------
                                                                       2,977,374
                                                                      ----------
Leisure Equipment & Products -- 1.7%
Hasbro, Inc.                                                 39,900      815,955
                                                                      ----------

MET INVESTORS SERIES TRUST
MET/PUTNAM CAPITAL OPPORTUNITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (UNAUDITED) - CONTINUED
MARCH 31, 2005
(PERCENTAGE OF NET ASSETS)

Machinery -- 5.3%
Albany International Corp. - Class A                          9,588      296,077
Flowserve Corp.*                                             24,400      631,228
Manitowoc Co., Inc. (The)                                     5,500      222,145
Terex Corp.*                                                 31,075    1,345,548
                                                                      ----------
                                                                       2,494,998
                                                                      ----------
Media -- 1.5%
Movie Gallery, Inc.                                          25,151      721,331
                                                                      ----------
Metals & Mining -- 0.1%
Mueller Industries, Inc.                                      1,300       36,595
                                                                      ----------
Oil & Gas -- 10.2%
Cabot Oil & Gas Corp.                                        15,587      859,623
Denbury Resource, Inc.*                                      34,500    1,215,435
Georgia Gulf Corp.                                           21,688      997,214
Giant Industries,  Inc.*                                     12,400      318,680
Meridian Resource Corp. (The)*                               38,600      199,176
Noble Energy, Inc.(a)                                         5,172      351,800
Vintage Petroleum, Inc.                                      19,300      607,178
WGL Holdings, Inc.(a)                                         7,100      219,816
                                                                      ----------
                                                                       4,768,922
                                                                      ----------
Pharmaceuticals -- 0.3%
Connetics Corp.* (a)                                          2,500       63,225
Telik, Inc.*                                                  4,100       61,828
                                                                      ----------
                                                                         125,053
                                                                      ----------
Real Estate -- 6.1%
Capital Automotive(REIT)                                     11,478      380,151
CBL & Associates Properties, Inc. (REIT)                      3,800      271,738
Impac Mortgage Holdings, Inc.(a) (REIT)                       5,700      109,326
Mills Corp.(REIT)                                             6,200      327,980
National Health Investors, Inc. (REIT)                       12,500      324,750
New Century Financial Corp.(REIT)                             4,347      203,526
Novastar Financial, Inc.(a) (REIT)                           14,200      511,342
RAIT Investment Trust (REIT)                                  2,658       71,288
Redwood Trust, Inc.(a)  (REIT)                                6,200      317,316
Senior Housing Properties Trust (REIT)                       21,407      357,069
                                                                      ----------
                                                                       2,874,486
                                                                      ----------
Retail - Specialty -- 8.6%
Abercrombie & Fitch Co. - Class A                            13,229      757,228
Hollywood Entertainment Corp.                                 7,000       92,190
Michaels Stores, Inc.                                        30,355    1,101,886
SUPERVALU, Inc.                                              38,956    1,299,183
Yankee Candle Co., Inc.*                                     24,764      785,019
                                                                      ----------
                                                                       4,035,506
                                                                      ----------
Semiconductor Equipment & Products -- 0.8%
Integrated Device Technology, Inc.*                          31,352      377,165
                                                                      ----------
Software -- 8.2%
BMC Software, Inc.*                                          73,963    1,109,445
Cerner Corp.* (a)                                             9,700      509,347

MET INVESTORS SERIES TRUST
MET/PUTNAM CAPITAL OPPORTUNITIES PORTFOLIO

PORTFOLIO OF INVESTMENTS (UNAUDITED) - CONTINUED
MARCH 31, 2005
(PERCENTAGE OF NET ASSETS)

Citrix Systems, Inc.*                                        57,694    1,374,271
Inter-Tel, Inc.                                              14,700      360,150
THQ, Inc. (a)                                                12,200      343,308
Transaction Systems Architects, Inc. - Class A*               5,600      129,640
                                                                      ----------
                                                                       3,826,161
                                                                      ----------
Telecommunication Services - Diversified -- 2.0%
Aspect Communications, Inc.*                                 33,200      345,612
Premiere Global Services, Inc.*                              51,858      587,032
                                                                      ----------
                                                                         932,644
                                                                      ----------
Textiles, Apparel & Luxury Goods -- 1.2%
Wolverine World Wide, Inc.                                   26,550      568,966
                                                                      ----------
Total Common Stocks (Cost $40,282,081)                                46,337,938
                                                                      ----------
Mutual Funds -- 0.6%
iShares Russell 2000 Index Fund(a)                            1,849      225,855
SPDR Trust Series Fund(a)                                       482       56,857
                                                                      ----------

Total Mutual Funds (Cost $287,978)                                       282,712
                                                                      ----------

Security                                                   Par
Description                                              Amount         Value
--------------------------------------------------------------------------------
Short-Term Investments -- 13.2%
State Street Bank & Trust Co., Repurchase Agreement,
   dated 03/31/05 at 0.75% to be repurchased at
   $220,005 on 04/01/05 collateralized by $215,000
   FHLB 5.375% due 05/15/19 with a value of $224,406   $  220,000       220,000
State Street Navigator Securities Lending Prime
   Portfolio(b)                                         5,946,107     5,946,107
                                                                    -----------
Total Short-Term Investments (Cost $6,166,107)                        6,166,107
                                                                    -----------
TOTAL INVESTMENTS --  112.7%
   (Cost $46,736,166)                                                52,786,757
Other Assets and Liabilities (net) -- (12.7%)                        (5,942,291)
                                                                    -----------
TOTAL NET ASSETS -- 100.0%                                          $46,844,466
                                                                    ===========

Portfolio Footnotes:

Aggregate unrealized appreciation and depreciation, based on cost for federal income tax purposes, are $8,223,643 and $2,173,052 respectively, resulting in a net unrealized appreciation of $6,050,591.

*      Non-income producing security.

(a)    All or a portion of security out on loan.

(b) Represents investment of collateral received from securities lending transactions.

REIT - Real Estate Investment Trust

FHLB - Federal Home Loan Bank

MET INVESTORS SERIES TRUST
THIRD AVENUE SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (UNAUDITED)
MARCH 31, 2005
(PERCENTAGE OF NET ASSETS)

Security
Description                                                Shares       Value
--------------------------------------------------------------------------------
Common Stocks -- 85.6%
Auto Components -- 3.2%
Bandag, Inc.                                               117,800   $ 5,534,244
Superior Industries International, Inc.(a)                 611,700    16,154,997
                                                                     -----------
                                                                      21,689,241
                                                                     -----------
Banks -- 2.1%
Brookline Bancorp, Inc.(a)                                 504,500     7,517,050
NewAlliance Bancshares, Inc.                               506,812     7,095,368
                                                                     -----------
                                                                      14,612,418
                                                                     -----------
Chemicals -- 1.8%
Agrium, Inc.                                               661,600    12,074,200
                                                                     -----------

Commercial Services & Supplies -- 1.8%
On Assignment, Inc.*(a)                                    877,338     4,474,424
Quanta Services, Inc.*(a)                                1,078,900     8,232,007
                                                                     -----------
                                                                      12,706,431
                                                                     -----------
Communications Equipment -- 4.7%
CommScope, Inc.*(a)                                        708,200    10,594,672
Comverse Technology, Inc.*                                 273,400     6,895,148
Scientific-Atlanta, Inc.                                    37,500     1,058,250
Sycamore Networks, Inc.*(a)                              2,634,958     9,380,451
Tellabs, Inc.*                                             581,301     4,243,497
                                                                     -----------
                                                                      32,172,018
                                                                     -----------
Computers & Peripherals -- 2.0%
Electronics for Imaging, Inc.*                             370,411     6,608,132
Hutchinson Technology, Inc.*(a)                            203,615     7,081,730
                                                                     -----------
                                                                      13,689,862
                                                                     -----------
Construction & Engineering -- 0.9%
Keith Companies, Inc. (The)*                               359,880     6,225,924
                                                                     -----------
Electrical Equipment -- 3.9%
American Power Conversion Corp.                            198,500     5,182,835
Coherent, Inc.*(a)                                         259,328     8,754,913
Credence Systems Corp.*(a)                                 428,800     3,391,808
Electro Scientific Industries, Inc.*(a)                    488,242     9,467,013
                                                                     -----------
                                                                      26,796,569
                                                                     -----------
Electronics -- 3.7%
Advanced Power Technology, Inc.*(a)                        154,500     1,096,950
AVX Corp.(a)                                               562,000     6,884,500
Bel Fuse, Inc. - Class A                                   111,088     2,693,884
Bel Fuse, Inc. - Class B(a)                                 59,277     1,796,093
Park Electrochemical Corp.                                 383,700     7,773,762
Synopsys, Inc.*                                            285,100     5,160,310
                                                                     -----------
                                                                      25,405,499
                                                                     -----------
Financial Services -- 3.1%
Ichiyoshi Securities Co., Ltd.                             481,700     5,067,757
Instinet Group, Inc.*                                      857,088     5,039,677
Leucadia National Corp.(a)                                 194,550     6,682,792
Westwood Holdings Group, Inc.                              246,775     4,683,790
                                                                     -----------
                                                                      21,474,016
                                                                     -----------
Food Products -- 1.0%

MET INVESTORS SERIES TRUST
THIRD AVENUE SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (UNAUDITED) - CONTINUED
MARCH 31, 2005
(PERCENTAGE OF NET ASSETS)

Del Monte Pacific, Ltd.                                   6,876,000    2,748,747
Industrias Bachoco, S.A. (ADR)(a)                           259,600    3,816,120
                                                                      ----------
                                                                       6,564,867
                                                                      ----------
Health Care Providers & Services -- 1.1%
AMN Healthcare Services, Inc.(a)                            122,138    1,943,216
Cross Country Healthcare, Inc.*(a)                          346,000    5,798,960
                                                                      ----------
                                                                       7,742,176
                                                                      ----------
Household Durables -- 2.6%
Cavco Industries, Inc.*                                     302,326    7,310,545
Coachmen Industries, Inc.(a)                                199,100    2,707,760
Skyline Corp.                                               207,600    7,990,524
                                                                      ----------
                                                                      18,008,829
                                                                      ----------
Industrial - Diversified -- 1.1%
Trinity Industries, Inc.(a)                                 257,500    7,253,775
                                                                     -----------

Insurance -- 6.3%
Arch Capital Group Ltd.*(a)                                 180,974    7,246,199
Brit Insurance Holdings PLC                               3,642,800    5,571,997
E-L Financial Corp.                                          24,255    7,539,272
FBL Financial Group, Inc. - Class A(a)                      277,500    7,770,000
Montpelier Re Holdings Ltd.                                 106,000    3,725,900
National Western Life Insurance Co.*                         18,619    3,182,732
Phoenix Companies, Inc. (The)(a)                            639,300    8,170,254
                                                                      ----------
                                                                      43,206,354
                                                                      ----------
IT Consulting & Services -- 0.5%
Ingram Micro, Inc. - Class A*                               190,900    3,182,303
                                                                     -----------

Leisure Equipment & Products -- 3.0%
JAKKS Pacific, Inc.*(a)                                     413,979    8,888,129
Leapfrog Enterprises, Inc.*(a)                              666,200    7,561,370
Russ Berrie & Co., Inc.(a)                                  200,700    3,843,405
                                                                      ----------
                                                                      20,292,904
                                                                      ----------
Machinery -- 2.0%
Alamo Group, Inc.                                           378,700    9,369,038
Lindsay Manufacturing Co.(a)                                212,700    4,058,316
                                                                      ----------
                                                                      13,427,354
                                                                      ----------
Metals & Mining -- 3.1%
Fording Canadian Coal Trust(a)                              156,500   14,379,220
RTI International Metals, Inc.*                             295,400    6,912,360
                                                                      ----------
                                                                      21,291,580
                                                                      ----------
Oil & Gas -- 13.1%
Pogo Producing Co.                                          397,300   19,563,052
Smedvig ASA -Series A                                       674,600   12,684,183
St. Mary Land & Exploration Co.(a)                          334,000   16,716,700
Tidewater, Inc.(a)                                          272,900   10,604,894
Whiting Petroleum Corp.*(a)                                 542,073   22,105,737
Willbros Group, Inc.*(a)                                    377,100    7,617,420
                                                                      ----------
                                                                      89,291,986
                                                                      ----------
Paper & Forest Products -- 1.4%
TimberWest Forest Corp.                                     772,200    9,435,056
                                                                     -----------

MET INVESTORS SERIES TRUST
THIRD AVENUE SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (UNAUDITED) - CONTINUED
MARCH 31, 2005
(PERCENTAGE OF NET ASSETS)

Pharmaceuticals -- 1.6%
PAREXEL International Corp.*(a)                          281,481       6,614,803
Pharmaceutical Product Development, Inc.*                 86,175       4,175,179
                                                                     -----------
                                                                      10,789,982
                                                                     -----------
Real Estate -- 12.5%
Avatar Holdings, Inc.*(a)                                 90,500       4,239,925
Brascan Corp. - Class A                                  245,000       9,248,750
Catellus Development Corp. (REIT)                        345,945       9,219,434
Forest City Enterprises, Inc. - Class A                  201,500      12,855,700
Jones Lang Lasalle, Inc.*(a)                             179,300       8,364,345
Origen Financial, Inc. (REIT)                            706,309       4,880,595
PS Business Parks, Inc. (REIT)(a)                         61,200       2,466,360
St. Joe Co. (The)(a)                                     216,300      14,556,990
Trammell Crow Co.*                                       756,500      15,561,205
Wellsford Real Properties, Inc.*                         279,100       4,060,905
                                                                     -----------
                                                                      85,454,209
                                                                     -----------
Retail - Specialty -- 3.4%
Buckle, Inc. (The)                                       124,800       4,356,768
Dress Barn, Inc. (The)*(a)                               454,800       8,286,456
Hollywood Entertainment Corp.                            235,682       3,103,932
Sears Holdings Corp.*(a)                                  54,900       7,311,033
                                                                     -----------
                                                                      23,058,189
                                                                     -----------
Software -- 2.6%
Ascential Software Corp.*                                414,240       7,675,867
Geac Computer Corp., Ltd.*(a)                            773,600       6,931,456
Sybase, Inc.*(a)                                         174,900       3,228,654
                                                                     -----------
                                                                      17,835,977
                                                                     -----------
Textiles, Apparel & Luxury Goods -- 1.3%
K-Swiss, Inc. - Class A(a)                               266,759       8,811,050
                                                                     -----------
Transportation -- 1.8%
Alexander & Baldwin, Inc.                                297,031      12,237,677
                                                                     -----------
Total Common Stocks (Cost $433,554,034)                              584,730,446
                                                                     -----------
Preferred Stock -- 0.2%
Real Estate -- 0.2%
CRT Properties, Inc. (REIT)
   (Cost $962,500)                                       38,500        1,001,000
                                                                     -----------

Security                                                   Par
Description                                               Amount        Value
--------------------------------------------------------------------------------
Short-Term Investments -- 33.8%
State Street Bank & Trust Co., Repurchase Agreement,
   dated 03/31/05 at 1.75% to be repurchased at
   98,065,767 on 04/01/05 collateralized by
   $100,505,000 FHLB 4.375% due 03/17/10 with a
   value of $100,026,596                              $ 98,061,000    98,061,000
State Street Navigator Securities Lending Prime
   Portfolio(b)                                        132,551,047   132,551,047
                                                                     -----------

Total Short-Term Investments (Cost $230,612,047)                     230,612,047
                                                                     -----------
TOTAL INVESTMENTS --  119.6%
   (Cost $665,128,581)                                               816,343,493

MET INVESTORS SERIES TRUST
THIRD AVENUE SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (UNAUDITED) - CONTINUED
MARCH 31, 2005
(PERCENTAGE OF NET ASSETS)

Other Assets and Liabilities (net) -- (19.6%)                      (133,525,250)
                                                                  -------------
TOTAL NET ASSETS -- 100.0%                                        $ 682,818,243
                                                                  =============

Portfolio Footnotes:

Aggregate unrealized appreciation and depreciation, based on cost for federal income tax purposes, are $158,511,815 and $7,296,903 respectively, resulting in a net unrealized appreciation of $151,214,912.

*    Non-income producing security.

(a)  All or a portion of security out on loan.

(b) Represents investment of collateral received from securities lending transactions.

ADR - American Depositary Receipt

REIT - Real Estate Investment Trust

FHLB - Federal Home Loan Bank

MET INVESTORS SERIES TRUST
T. ROWE PRICE MID-CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (UNAUDITED)
MARCH 31, 2005
(PERCENTAGE OF NET ASSETS)

Security
Description                                                Shares       Value
--------------------------------------------------------------------------------
Common Stocks -- 94.6%
Aerospace & Defense -- 3.3%
Alliant Techsystems, Inc.*                                  92,000   $ 6,573,400
Goodrich Corp.                                              71,000     2,718,590
Precision Castparts Corp.                                    4,000       308,040
Rockwell Collins, Inc.                                     174,000     8,280,660
                                                                     -----------
                                                                      17,880,690
                                                                     -----------
Air Freight & Logistics -- 0.3%
Expeditors International of Washington, Inc.                25,000     1,338,750
                                                                     -----------
Airlines -- 1.1%
JetBlue Airways Corp.* (a)                                 133,000     2,532,320
Southwest Airlines Co.                                     253,000     3,602,720
                                                                     -----------
                                                                       6,135,040
                                                                     -----------
Auto Components -- 0.5%
TRW Automotive Holdings Corp.* (c)                         131,000     2,418,064
                                                                     -----------
Automobiles -- 1.0%
Oshkosh Truck Corp.                                         64,000     5,247,360
                                                                     -----------
Banks -- 0.2%
Silicon Valley Bancshares* (a)                              29,000     1,277,740
                                                                     -----------
Beverages -- 0.7%
Cott Corp.* (a)                                            159,000     3,852,570
                                                                     -----------
Biotechnology -- 0.2%
Protein Design Labs, Inc.* (a)                              76,000     1,215,240
                                                                     -----------
Chemicals -- 0.9%
Potash Corporation of Saskatchewan, Inc.(a)                 53,000     4,638,030
                                                                     -----------
Commercial Services & Supplies -- 7.3%
Apollo Group, Inc. - Class A*                               26,000     1,925,560
Certegy, Inc.                                              156,000     5,400,720
ChoicePoint, Inc.*                                         158,000     6,337,380
Education Management Corp.*                                 96,000     2,683,200
Global Payments, Inc.(a)                                    61,000     3,933,890
Hewitt Associates, Inc.* (a)                                47,999     1,276,773
Iron Mountain, Inc.*                                       162,000     4,672,080
Manpower, Inc.                                             125,000     5,440,000
MoneyGram International, Inc.                              175,000     3,305,750
Robert Half International, Inc.                             93,000     2,507,280
Viad Corp.                                                  55,000     1,479,500
                                                                     -----------
                                                                      38,962,133
                                                                     -----------
Communications Equipment & Services -- 0.6%
Comverse Technology, Inc.*                                  79,000     1,992,380
Research In Motion, Ltd.*                                   14,000     1,069,880
                                                                     -----------
                                                                       3,062,260
                                                                     -----------
Computer Software & Processing -- 0.4%
Jack Henry & Associates, Inc.                              110,000     1,978,900
                                                                     -----------

MET INVESTORS SERIES TRUST
T. ROWE PRICE MID-CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (UNAUDITED) - CONTINUED
MARCH 31, 2005
(PERCENTAGE OF NET ASSETS)

Electronic Equipment & Instruments -- 6.4%
Danaher Corp.                                                76,000    4,059,160
Diebold, Inc.                                                69,000    3,784,650
Dolby Laboratories, Inc.* (a)                                99,000    2,326,500
Flextronics International, Ltd.*                            305,000    3,672,200
FLIR Systems, Inc.*                                         104,000    3,151,200
FMC Technologies, Inc.*                                     118,000    3,915,240
Gentex Corp.(a)                                             135,000    4,306,500
Jabil Circuit, Inc.*                                        166,000    4,734,320
Xilinx, Inc.                                                142,000    4,150,660
                                                                      ----------
                                                                      34,100,430
                                                                      ----------
Financials - Diversified -- 4.1%
Ameritrade Holding Corp.*                                   328,000    3,348,880
CapitalSource, Inc.* (a)                                    151,000    3,473,000
Eaton Vance Corp.(a)                                        170,000    3,984,800
Federated Investors, Inc. - Class B                          65,000    1,840,150
Investors Financial Services Corp.(a)                        43,000    2,103,130
Legg Mason, Inc.                                             49,000    3,828,860
Waddell & Reed Financial, Inc. - Class A                    172,000    3,395,280
                                                                      ----------
                                                                      21,974,100
                                                                      ----------
Food & Drug Retailing -- 2.2%
Omnicare, Inc.                                              207,000    7,338,150
Shoppers Drug Mart Corp.                                     31,000    1,034,316
Shoppers Drug Mart Corp.*                                    28,000      934,220
Whole Foods Market, Inc.                                     25,000    2,553,250
                                                                      ----------
                                                                      11,859,936
                                                                      ----------
Health Care Equipment & Supplies -- 3.1%
Bausch & Lomb, Inc.                                          23,000    1,685,900
Edwards Lifesciences Corp.*                                  85,000    3,673,700
Gen-Probe, Inc.*                                             39,000    1,737,840
INAMED Corp.*                                                22,000    1,537,360
Kinetic Concepts, Inc.*                                      68,000    4,056,200
Varian Medical Systems, Inc.*                                46,000    1,576,880
Waters Corp.*                                                59,000    2,111,610
                                                                      ----------
                                                                      16,379,490
                                                                      ----------
Health Care Providers & Services -- 4.5%
Community Health Systems, Inc.*                              95,000    3,316,450
Coventry Health Care, Inc.*                                  44,000    2,998,160
DaVita, Inc.*                                                39,000    1,632,150
Health Management Associates, Inc. - Class A                182,000    4,764,760
Laboratory Corp. of America Holdings*                       108,000    5,205,600
Manor Care, Inc.                                            162,000    5,890,320
                                                                      ----------
                                                                      23,807,440
                                                                      ----------
Hotels, Restaurants & Leisure -- 2.2%
Cheesecake Factory, Inc.* (a)                               110,000    3,899,500
Fairmont Hotels & Resorts, Inc.(a)                          166,000    5,501,240
P.F. Chang's China Bistro, Inc.* (a)                         39,000    2,332,200
                                                                      ----------
                                                                      11,732,940
                                                                      ----------
Household Durables -- 0.8%
American Standard Cos., Inc.                                 94,000    4,369,120
                                                                      ----------

MET INVESTORS SERIES TRUST
T. ROWE PRICE MID-CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (UNAUDITED) - CONTINUED
MARCH 31, 2005
(PERCENTAGE OF NET ASSETS)

Industrial Conglomerates -- 2.9%
ITT Industries, Inc.                                         54,000    4,872,960
Roper Industries, Inc.                                      114,000    7,467,000
Teleflex, Inc.(a)                                            63,000    3,224,340
                                                                      ----------
                                                                      15,564,300
                                                                      ----------
Insurance -- 3.4%
Assurant, Inc.                                              164,000    5,526,800
Axis Capital Holdings, Ltd.                                  84,000    2,271,360
Principal Financial Group, Inc.                              89,000    3,425,610
Protective Life Corp.                                        43,000    1,689,900
Radian Group, Inc.                                           37,000    1,766,380
Willis Group Holdings, Ltd.(a)                               94,000    3,465,780
                                                                      ----------
                                                                      18,145,830
                                                                      ----------
Internet Software & Services -- 3.7%
CheckFree Corp.*                                             83,000    3,383,080
CNET Networks, Inc.* (a)                                    245,000    2,312,800
Getty Images, Inc.* (a)                                      19,000    1,351,090
IAC/InterActive Corp.* (a)                                   79,000    1,759,330
Juniper Networks, Inc.*                                      90,000    1,985,400
Macromedia, Inc.*                                            30,000    1,005,000
McAfee, Inc.*                                               196,000    4,421,760
Monster Worldwide, Inc.*                                    127,000    3,562,350
                                                                      ----------
                                                                      19,780,810
                                                                      ----------
IT Consulting & Services -- 2.2%
CACI International, Inc. - Class A* (a)                      65,000    3,589,950
DST Systems, Inc.*                                          116,000    5,356,880
Fiserv, Inc.*                                                73,000    2,905,400
                                                                      ----------
                                                                      11,852,230
                                                                      ----------
Leisure Equipment & Products -- 1.1%
Brunswick Corp.                                             129,000    6,043,650
                                                                      ----------
Media -- 4.2%
Catalina Marketing Corp.(a)                                  85,000    2,201,500
Citadel Broadcasting Corp.* (a)                             329,000    4,517,170
Cox Radio, Inc. - Class A* (a)                              111,000    1,865,910
Entercom Communications Corp.*                               49,000    1,740,480
Rogers Communications, Inc. - Class B(a)                   188,000    5,121,120
Scholastic Corp.* (a)                                        67,000    2,471,630
Univision Communications, Inc. - Class A*                    99,400    2,752,386
XM Satellite Radio Holdings, Inc. - Class A* (a)             62,000    1,953,000
                                                                      ----------
                                                                      22,623,196
                                                                      ----------
Metals & Mining -- 1.0%
Newmont Mining Corp.                                         85,000    3,591,250
Nucor Corp.                                                  33,000    1,899,480
                                                                      ----------
                                                                       5,490,730
                                                                      ----------
Oil & Gas -- 6.8%
BJ Services Co.                                             128,000    6,640,640
Diamond Offshore Drilling, Inc.                              41,000    2,045,900
EOG Resources, Inc.                                         111,000    5,410,140
Murphy Oil Corp.                                             70,000    6,911,100

MET INVESTORS SERIES TRUST
T. ROWE PRICE MID-CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (UNAUDITED) - CONTINUED
MARCH 31, 2005
(PERCENTAGE OF NET ASSETS)

Smith International, Inc.                                    95,000    5,959,350
Western Gas Resources, Inc.                                 100,000    3,445,000
XTO Energy, Inc.                                            173,000    5,681,331
                                                                      ----------
                                                                      36,093,461
                                                                      ----------
Pharmaceuticals -- 9.2%
Abgenix, Inc.* (a)                                           79,000      553,000
Alkermes, Inc.* (a)                                          88,000      913,440
AmerisourceBergen Corp.(a)                                   42,000    2,406,180
Amylin Pharmaceuticals, Inc.* (a)                            64,000    1,119,360
Andrx Corp.*                                                 93,000    2,108,310
Barr Laboratories, Inc.*                                    104,000    5,078,320
Celgene Corp.*                                               50,000    1,702,500
Cephalon, Inc.* (a)                                          92,000    4,308,360
Elan Corporation Plc (ADR)* (a)                             135,000      437,400
Eyetech Pharmaceuticals, Inc.* (a)                           25,000      687,500
Gilead Sciences, Inc.*                                      137,000    4,904,600
Human Genome Sciences, Inc.* (a)                             90,000      829,800
ImClone Systems, Inc.                                        30,000    1,035,000
Invitrogen Corp.*                                            36,000    2,491,200
IVAX Corp.*                                                 255,000    5,041,350
Medimmune, Inc.*                                            279,000    6,642,990
Neurocrine Biosciences, Inc.* (a)                            55,000    2,093,300
Sepracor, Inc.*                                              26,000    1,492,660
Taro Pharmaceutical Industries, Ltd. - Class A* (a)          45,000    1,420,200
Valeant Pharmaceuticals International                       129,000    2,905,080
Vertex Pharmaceuticals, Inc.* (a)                            85,000      795,600
                                                                      ----------
                                                                      48,966,150
                                                                      ----------
Retail - Specialty -- 6.1%
Best Buy Co., Inc.                                           72,000    3,888,720
CDW Corp.                                                    73,000    4,137,640
Dollar General Corp.                                         98,000    2,147,180
Family Dollar Stores, Inc.                                  165,000    5,009,400
MSC Industrial Direct Co., Inc. - Class A                    26,000      794,560
O' Reilly Automotive, Inc.* (a)                              66,000    3,268,980
PETsMART, Inc.                                              160,000    4,600,000
Ross Stores, Inc.                                           117,000    3,409,380
Tiffany & Co.                                                66,000    2,278,320
Williams-Sonoma, Inc.*                                       85,000    3,123,750
                                                                      ----------
                                                                      32,657,930
                                                                      ----------
Semiconductor Equipment & Products -- 3.5%
AMIS Holdings, Inc.* (a)                                    115,000    1,298,350
Integrated Circuit Systems, Inc.*                           109,000    2,084,080
Intersil Corp. - Class A                                    236,000    4,087,520
Microchip Technology, Inc.                                  166,000    4,317,660
Novellus Systems, Inc.                                      147,000    3,929,310
PMC-Sierra, Inc.* (a)                                       169,000    1,487,200
Semtech Corp.*                                               90,000    1,608,300
                                                                      ----------
                                                                      18,812,420
                                                                      ----------
Software -- 5.3%
Activision, Inc.*                                           133,000    1,968,400
Adobe Systems, Inc.                                          43,000    2,888,310

MET INVESTORS SERIES TRUST
T. ROWE PRICE MID-CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (UNAUDITED) - CONTINUED
MARCH 31, 2005
(PERCENTAGE OF NET ASSETS)

Cadence Design Systems, Inc.* (a)                        290,000      4,335,500
Intuit, Inc.*                                             35,000      1,531,950
Mercury Interactive Corp.*                                70,000      3,316,600
NAVTEQ Corp.*                                             99,000      4,291,650
Red Hat, Inc.* (a)                                       138,000      1,505,580
Sungard Data Systems, Inc.*                               78,000      2,691,000
VeriSign, Inc.*                                          207,000      5,940,900
                                                                   ------------
                                                                     28,469,890
                                                                   ------------
Telecommunication Services - Diversified -- 3.1%
ADTRAN, Inc.                                             158,000      2,787,120
Garmin, Ltd.(a)                                           71,000      3,288,720
Harris Corp.                                             228,000      7,444,200
Telus Corp.                                               98,000      3,150,680
                                                                   ------------
                                                                     16,670,720
                                                                   ------------
Telecommunication Services - Wireless -- 1.7%
Crown Castle International Corp.*                        259,000      4,159,540
Nextel Partners, Inc. - Class A* (a)                     232,000      5,094,720
                                                                   ------------
                                                                      9,254,260
                                                                   ------------
Transportation -- 0.6%
C.H. Robinson Worldwide, Inc.                             57,000      2,937,210
                                                                   ------------
Total Common Stocks (Cost $437,299,706)                             505,593,020
                                                                   ------------
Short-Term Investments -- 20.8%
State Street Navigator Securities
   Lending Prime Portfolio(b)                         82,907,470     82,907,470
T. Rowe Price Government Reserve
   Investment Fund                                    28,141,922     28,141,922
                                                                   ------------
Total Short-Term Investments (Cost $111,049,392)                    111,049,392
                                                                   ------------
TOTAL INVESTMENTS -- 115.4%
   (Cost $548,349,098)                                              616,642,412
Other Assets and Liabilities (net)-- (15.4%)                        (82,431,419)
                                                                   ------------
TOTAL NET ASSETS -- 100.0%                                         $534,210,993
                                                                   ============

Portfolio Footnotes:

Aggregate unrealized appreciation and depreciation, based on cost for federal income tax purposes, are $85,643,120 and $17,349,806 respectively, resulting in a net unrealized appreciation of $68,293,314.

*     Non-income producing security.

(a)   All or a portion of security out on loan.

(b) Represents investment of collateral received from securities lending transactions.

(c)   Illiquid security representing in the aggregate 0.00% of net assets.

ADR - American Depositary Receipt

MET INVESTORS SERIES TRUST
TURNER MID-CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (UNAUDITED)
MARCH 31, 2005
(PERCENTAGE OF NET ASSETS)

Security
Description                                                Shares       Value
--------------------------------------------------------------------------------
Common Stocks -- 93.6%
Aerospace & Defense -- 0.5%
Goodrich Corp.                                             21,590   $    826,681
                                                                    ------------
Airlines -- 0.6%
Southwest Airlines Co.                                     73,320      1,044,077
                                                                    ------------
Banks -- 2.6%
City National Corp.                                        11,550        806,421
Silicon Valley Bancshares*                                 26,090      1,149,526
Sovereign Bancorp, Inc.                                    51,920      1,150,547
UCBH Holdings, Inc.                                        29,010      1,157,499
                                                                    ------------
                                                                       4,263,993
                                                                    ------------
Beverages, Food & Tobacco -- 1.2%
Constellation Brands, Inc.*                                22,270      1,177,415
Hershey Foods Corp.                                        13,310        804,722
                                                                    ------------
                                                                       1,982,137
                                                                    ------------
Biotechnology -- 1.2%
Genzyme Corp.*                                             34,530      1,976,497
                                                                    ------------
Chemicals -- 0.8%
Lyondell Chemical Co.                                      47,070      1,314,194
                                                                    ------------
Commercial Services & Supplies -- 3.0%
Alliance Data Systems Corp.*                               39,530      1,597,012
Global Payments, Inc.                                      17,635      1,137,281
Manor Care, Inc.                                           23,100        839,916
Robert Half International, Inc.                            53,040      1,429,959
                                                                    ------------
                                                                       5,004,168
                                                                    ------------
Communications Equipment & Services -- 1.0%
Avid Technology, Inc.*                                     29,070      1,573,268
                                                                    ------------
Computer Services -- 0.6%
Cogent, Inc.*                                              41,580      1,046,984
                                                                    ------------
Computers & Peripherals -- 3.8%
Apple Computer, Inc.*                                     104,590      4,358,265
CDW Corp.                                                  32,040      1,816,027
                                                                    ------------
                                                                       6,174,292
                                                                    ------------
Containers & Packaging -- 0.5%
Owens-Illinois, Inc.*                                      33,570        843,950
                                                                    ------------
Electric Services -- 0.8%
AES Corp. (The)*                                           83,470      1,367,239
                                                                    ------------
Electronic Equipment & Instruments -- 3.4%
Altera Corp.*                                             122,080      2,414,742
American Power Conversion Corp.                            25,450        664,500
AMETEK, Inc.                                               36,610      1,473,552
Benchmark Electronics, Inc.                                31,000        986,730
                                                                    ------------
                                                                       5,539,524
                                                                    ------------

MET INVESTORS SERIES TRUST
TURNER MID-CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (UNAUDITED) - CONTINUED
MARCH 31, 2005
(PERCENTAGE OF NET ASSETS)

Financials - Diversified -- 4.0%
Affiliated Managers Group, Inc.*                           16,965      1,052,339
Jefferies Group, Inc.                                      17,220        648,850
Legg Mason, Inc.                                           13,190      1,030,666
Northern Trust Corp.                                       27,170      1,180,265
SEI Investments Co.                                        27,890      1,008,502
T. Rowe Price Group, Inc.                                  29,400      1,745,772
                                                                    ------------
                                                                       6,666,394
                                                                    ------------
Food & Drug Retailing -- 0.7%
Whole Foods Market, Inc.                                   11,110      1,134,664
                                                                    ------------
Health Care Equipment & Supplies -- 7.7%
Advanced Medical Optics, Inc.*                             26,270        951,237
Bard (C.R.), Inc.                                          34,050      2,318,124
Bausch & Lomb, Inc.                                        21,830      1,600,139
Biomet, Inc.                                               73,060      2,652,078
Cooper Cos., Inc. (The)                                    16,070      1,171,503
Dade Behring Holdings, Inc.*                               13,060        769,626
Inamed Corp.*                                              16,760      1,171,189
Kinetic Concepts, Inc.*                                    12,880        768,292
Patterson Cos., Inc.*                                      26,670      1,332,166
                                                                    ------------
                                                                      12,734,354
                                                                    ------------
Health Care Providers & Services -- 4.7%
Centene Corp.*                                             24,560        736,554
Community Health Systems, Inc.*                            37,840      1,320,994
Laboratory Corporation of America Holdings*                19,570        943,274
Medco Health Solutions, Inc.*                              28,250      1,400,353
Triad Hospitals, Inc.*                                      2,510        125,751
WellPoint, Inc.*                                           26,150      3,277,903
                                                                    ------------
                                                                       7,804,829
                                                                    ------------
Hotels, Restaurants & Leisure -- 8.0%
Host Marriott Corp. (REIT)                                 69,620      1,152,907
Marriott International, Inc. - Class A                     34,480      2,305,333
MGM MIRAGE*                                                24,170      1,711,719
P.F. Chang's China Bistro, Inc.*                           13,820        826,436
Scientific Games Corp. - Class A*                          48,080      1,098,628
Starwood Hotels & Resorts Worldwide, Inc. - Class B        17,430      1,046,323
Station Casinos, Inc.                                      19,850      1,340,868
Wynn Resorts Ltd.*                                         17,280      1,170,547
Yum! Brands, Inc.                                          49,710      2,575,475
                                                                    ------------
                                                                      13,228,236
                                                                    ------------
Household Durables -- 0.9%
Fortune Brands, Inc.                                       18,250      1,471,498
                                                                    ------------
Household Products -- 0.7%
Clorox Company (The)                                       18,075      1,138,544
                                                                    ------------
Industrial Conglomerates -- 3.7%
Fisher Scientific Int'l., Inc.*                            34,890      1,985,939
Pentair, Inc.                                              19,800        772,200
Rockwell Automation, Inc.                                  23,940      1,355,961

MET INVESTORS SERIES TRUST
TURNER MID-CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (UNAUDITED) - CONTINUED
MARCH 31, 2005
(PERCENTAGE OF NET ASSETS)

Roper Industries, Inc.                                     30,910      2,024,605
                                                                    ------------
                                                                       6,138,705
                                                                    ------------
Internet & Catalog Retail -- 1.2%
Overstock.com, Inc.*                                       18,900        812,511
Pacificare Health Systems, Inc.*                           21,580      1,228,334
                                                                    ------------
                                                                       2,040,845
                                                                    ------------
Internet Software & Services -- 6.2%
CheckFree Corp.*                                           36,110      1,471,844
CNET Networks, Inc.*                                      105,890        999,602
F5 Networks, Inc.*                                         33,660      1,699,493
Getty Images, Inc.*                                         7,920        563,191
Ixia*                                                      33,410        594,364
Macromedia, Inc.*                                          51,340      1,719,890
Openwave Systems, Inc.*                                    68,190        831,236
VeriSign, Inc.*                                            82,450      2,366,315
                                                                    ------------
                                                                      10,245,935
                                                                    ------------
Leisure Equipment & Products -- 0.8%
Polaris Industries, Inc.                                    7,930        556,924
WMS Industries, Inc.*                                      26,680        751,309
                                                                    ------------
                                                                       1,308,233
                                                                    ------------
Media -- 2.4%
DreamWorks Animation SKG, Inc.*                            31,110      1,266,488
Monster Worldwide, Inc.*                                   64,820      1,818,201
Sirius Satellite Radio, Inc.*                             157,130        883,071
                                                                    ------------
                                                                       3,967,760
                                                                    ------------
Metals & Mining -- 2.2%
Allegheny Technologies, Inc.                               50,650      1,221,171
Joy Global, Inc.                                           22,010        771,671
Peabody Energy Corp.                                       15,140        701,890
Precision Castparts Corp.                                  12,960        998,050
                                                                    ------------
                                                                       3,692,782
                                                                    ------------
Oil & Gas -- 6.8%
Diamond Offshore Drilling, Inc.                            23,040      1,149,696
ENSCO International, Inc.                                  25,450        958,447
Grant Prideco, Inc.*                                       60,780      1,468,445
National-Oilwell Varco, Inc.*                              30,100      1,405,670
Praxair, Inc.                                              18,340        877,752
Questar Corp.                                              28,860      1,709,955
Range Resources Corp.                                      37,930        886,045
Tidewater, Inc.                                            21,010        816,449
Ultra Petroleum Corp.*                                     14,120        717,296
XTO Energy, Inc.                                           39,350      1,292,254
                                                                    ------------
                                                                      11,282,009
                                                                    ------------
Pharmaceuticals -- 1.3%
MGI Pharma, Inc.*                                          27,430        693,156
Sepracor, Inc.*                                            24,580      1,411,138
                                                                    ------------
                                                                       2,104,294
                                                                    ------------
Retail - Specialty -- 7.4%
Bed Bath & Beyond, Inc.*                                   58,440      2,135,397
Chico's FAS, Inc.*                                         82,480      2,330,885
Coach, Inc.*                                               48,125      2,725,319

MET INVESTORS SERIES TRUST
TURNER MID-CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (UNAUDITED) - CONTINUED
MARCH 31, 2005
(PERCENTAGE OF NET ASSETS)

Dollar Tree Stores, Inc.*                                  32,190        924,819
Nordstrom, Inc.                                            15,650        866,697
Urban Outfitters, Inc.*                                    26,380      1,265,449
Warnaco Group, Inc. (The)*                                 30,350        729,614
Williams-Sonoma, Inc.*                                     33,210      1,220,467
                                                                    ------------
                                                                      12,198,647
                                                                    ------------
Semiconductor Equipment & Products -- 7.1%
Amkor Technology, Inc.*                                    98,530        380,326
Cymer, Inc.*                                               52,770      1,412,653
Integrated Device Technology, Inc.*                        74,900        901,047
KLA-Tencor Corp.*                                          43,210      1,988,092
Lam Research Corp.*                                        51,800      1,494,948
Marvell Technology Group, Ltd.*                            43,430      1,665,106
National Semiconductor Corp.                               69,840      1,439,402
Novellus Systems, Inc.                                     44,620      1,192,693
PMC-Sierra, Inc.*                                         146,590      1,289,992
                                                                    ------------
                                                                      11,764,259
                                                                    ------------
Software -- 3.5%
Citrix Systems, Inc.*                                      55,410      1,319,866
Cognizant Technology Solutions Corp. - Class A*            41,870      1,934,394
Cognos, Inc.*                                              16,100        675,234
Mercury Interactive Corp.*                                 38,450      1,821,761
                                                                    ------------
                                                                       5,751,255
                                                                    ------------
Telecommunication Services - Diversified -- 1.9%
Amdocs, Ltd.*                                              39,150      1,111,860
Comverse Technology, Inc.*                                 78,855      1,988,723
                                                                    ------------
                                                                       3,100,583
                                                                    ------------
Telecommunication Services - Wireless -- 1.5%
Alamosa Holdings, Inc.*                                   110,800      1,293,036
NII Holdings, Inc. - Class B*                              21,560      1,239,700
                                                                    ------------
                                                                       2,532,736
                                                                    ------------
Transportation -- 0.9%
Yellow Roadway Corp.                                       23,920      1,400,277
                                                                    ------------
Total Common Stocks (Cost $136,035,365)                              154,663,843
                                                                    ------------

Security                                                 Par
Description                                             Amount        Value
--------------------------------------------------------------------------------
Short-Term Investments -- 6.4%
State Street Bank & Trust Co., Repurchase
   Agreement, dated 03/31/05 at 1.750% to be
   repurchased at $10,502,511 on 04/01/05
   collateralized by $10,740,000 FHLB 1.950% due
   04/02/18 with a value of $10,713,150
   (Cost $10,502,000)                                $10,502,000     10,502,000

TOTAL INVESTMENTS -- 100.0%
   (Cost $146,537,365)                                              165,165,843
Other Assets and Liabilities (net) -- (0.0%)                            (21,116)
                                                                   ------------
TOTAL NET ASSETS -- 100.0%                                         $165,144,727
                                                                   ============

Portfolio Footnotes:

Aggregate unrealized appreciation and depreciation, based on cost for federal income tax purposes, are $21,291,494 and $2,663,016 respectively, resulting in a net unrealized appreciation of $18,628,478.

*      Non-income producing security.

REIT - Real Estate Investment Trust

FHLB - Federal Home Loan Bank

Item 2. Controls and Procedures.

(a) Within 90 days of the filing date of this Form N-Q, Elizabeth M. Forget, the registrant's President and Jeffrey A. Tupper, the registrant's Chief Financial Officer and Treasurer, reviewed the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) (the "Procedures") and evaluated their effectiveness. Based on their evaluation, Ms. Forget and Mr. Tupper have concluded that the Procedures are effective to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

The certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MET INVESTORS SERIES TRUST


By: /s/ Elizabeth M. Forget
    -------------------------------------
    Elizabeth M. Forget
    President

Date: May 27, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Elizabeth M. Forget
    -------------------------------------
    Elizabeth M. Forget
    President

Date: May 27, 2005


By: /s/ Jeffrey A. Tupper
    -------------------------------------
    Jeffrey A. Tupper
    Chief Financial Officer and Treasurer

Date: May 27, 2005